UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Executive Vice President and Treasurer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2006

ITEM 1.      REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

ANNUAL REPORTS OF

MUTUAL OF AMERICA INVESTMENT CORPORATION
AND
FIDELITY INVESTMENTS® VARIABLE INSURANCE
PRODUCT FUNDS

DECEMBER 31, 2006

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

VOLUME I

Annual Report of Fidelity Investments® Variable Insurance Products Funds: Equity-Income Portfolio

Annual Report of Fidelity Investments® Variable Insurance Products Funds: Asset ManagerSM Portfolio

Annual Report of Fidelity Investments® Variable Insurance Products Funds: Contrafund Portfolio

Annual Report of Fidelity Investments® Variable Insurance Products Funds: Mid Cap Portfolio

Volume II

Annual Report of Vanguard Variable Insurance Fund: Diversified Value Portfolio

Annual Report of Vanguard Variable Insurance Fund: International Portfolio

Annual Report of DWS Variable Series I: Bond Portfolio

Annual Report of DWS Variable Series I: Capital Growth Portfolio

Annual Report of DWS Variable Series I: International Portfolio

Annual Report of Oppenheimer Main Street Fund®/VA

Annual Report of VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

Annual Report of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.

MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present to you the Mutual of America Investment Corporation (the "Investment Company") Annual Report for the year ended December 31, 2006. This Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during 2006.

The S&P 500® Index (the "Index") advanced 13.6% in 2006, based on price. The Index moved up steadily through the first four months of the year, but then gave back most of those gains over the next two months. However, during the second half of the year, the Index more than made up for its losses and gained 11.7%. What changed between the first half and the second half of the year? Essentially, the market developed a greater sense of certainty over the future course of the economy, interest rates and inflation. Not absolute certainty, but a rising level of confidence that the path of interest rates, and then oil, was becoming more discernable.

In 2006, the Federal Reserve (the "Fed") raised the Federal Funds target rate four times to 5.25%. The last increase was on June 29, when the Fed announced its 17th consecutive 25-basis-point increase in the Federal Funds rate over the last two years. Importantly, though, the text of the commentary that accompanied the rate announcement noted a slowdown in economic growth, a bit less concern about inflationary forces, and a repeat of a commitment to make future decisions based on how subsequently reported data unfolded. The statement seemed much more balanced, and conveyed a more sanguine tone, than earlier releases. The bond market responded with a rally that drove the 10-Year Treasury note from an annual peak of 5.25% registered on the day before the Fed's June announcement to an interim trough of 4.92% on the day before the Fed's August meeting announcement.

On August 8, the Fed announced that it was keeping the Federal Funds rate at 5.25%, confirming the bond market's expectation of at least a "pause" in the regimen of rate increases. Ironically, August 8 was the same day that the price per barrel of oil hit an all-time record high of $76.98. While cause and effect would be hard to prove, the irony is probably related to at least a market-sentiment connection. In any event, the 10-Year Treasury note proceeded to drop from 4.92% to an annual low of 4.43% in early December, while the price of oil plummeted over 20% through mid-November to $55.81 per barrel. As already noted, stocks responded by advancing more than 10% over the remainder of the year.

The positive behavior of the markets over the second half of 2006 was consistent with our mid-year suggestion that the economy was heading for a "soft landing," defined as a slowdown in growth for an interim period before reaccelerating, and avoiding recession. That outlook envisioned an imminent end to interest-rate increases in the face of clearly unfolding downturns in housing and autos. The reversal in oil prices was an added plus, because it signaled reduced pressure on consumer incomes and on the general level of inflation, thus supporting a Fed "pause" in rate increases.

The subsequent economic data have confirmed a growth slowdown. Second-quarter GDP came in at 2.6%, down from 5.6% in the first quarter, as noted in our mid-year report. Third-quarter GDP came in at the reduced pace of 2.0%, and was originally reported as 1.6%. Such slowdowns are generally accompanied by reduced inflation, and such was the case as the GDP Price Index registered an annualized rate of 1.9% for the third quarter versus the 3.3% reported for the second quarter. However, the preliminary report for the fourth quarter of 2006, released in mid-February 2007, reported GDP growth of 3.5%, with inflation actually declining to 1.5% on an annualized rate. A pick-up in growth and a reduction in inflation! The best an economy, an economist, and especially, a Federal Reserve Board Member could hope for!

But that's the past. Markets are always focused on the future, attempting to discern the prospective course of factors that determine the direction and magnitude of change.

Our best thinking at this time argues that U.S. economic growth has settled into a growth path in line with our nation's productive capacity, thought to be about 2.5% to 3.0% GDP growth. Annualized GDP growth for 2005 and 2006 came in at 3.2% and 3.4%, respectively. Most of the drivers behind that growth remain in place, including: (1) a consumer that keeps spending even in the face of higher gasoline prices and a weakening housing market; (2) a business sector that has continued to make capital investments at a solid pace while maintaining healthy balance sheets; (3) a government that has fostered such investment through liberal tax policy and supplemental spending on defense; and (4) a global economy that continues to expand robustly, driven largely by China, India and the rest of Asia, with an assist from an improving Europe. And the deflationary effects of this globalizing economy are helping to keep our own domestic inflation under control.

Sustained, non-inflationary growth is the ultimate goal of any economy, whether national or worldwide. At this moment, we seem to be experiencing just such a favorable environment. However, things change, change yields risk, and risk generally means trouble for markets. What could go wrong?

China's economy could falter, whether in response to a crisis within its financial system, unrest and dissent among those in its citizenry who have either been hurt by, or not benefited from, the tremendous economic growth

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that nation has experienced over the last decade, or external pressures that result in disruption to international trade or currency markets. The probability of this latter scenario is heightened by the buildup of huge currency — especially U.S. dollar — reserves by China as a result of its success in export markets. If China were to precipitate a large and rapid decline in the dollar through attempts to diversify its reserve holdings, the entire global economic and financial system would feel the reverberations. There is no doubt that China has been the engine of global growth during this expansion, and anything that disrupts that growth in the future will have tremendous ramifications for all economies throughout the world. That is the new reality, and therein lies a continuing risk.

Far less dramatic, but still a risk, would be a failure of the current Japanese, European or U.S. expansions, especially the latter. A re-escalation in the price of oil would be one factor that could instigate a drag on these developed economies. Another is the possibility that the monetary authorities raise interest rates too far too quickly. Both Japan and Europe are in the midst of rate increase regimes, although so far the authorities in both regions have proceeded with caution and a much more discretionary sequence than the U.S. Federal Reserve has employed over the past two years.

And, of course, unfortunately, there remains the possibility of some international crisis with military implications, whether in the Middle East, Asia, or perhaps even Latin America, which has taken a decidedly anti-Western, anti-capitalist turn recently.

But markets always price assets (stocks, bonds, houses, etc.) in terms of an assessment of the risk to the potential return. It is our judgment that valuations in the stock and bond markets are not currently excessive, despite what is a very favorable outlook. Over the next six months, we believe the U.S. stock markets can continue their advance on the basis of continued, yet modest, earnings growth and a bit more willingness to pay for that advance through an upward tick in price-to-earnings multiples. That is not to say we won't have an interim correction, but we still expect stock prices to achieve new expansion highs. The bond market is likely to generate a return equivalent to its coupon, plus or minus 2%, given prospects for no change by the Federal Reserve in short-term rates, and perhaps a little volatility in price as sentiment shifts in response to new economic data as it is released. In other words, a good year, much like 2006, although a bit more muted. As we move through the year, and investors begin to think about prospects for 2008, the same issues regarding the sustainability of growth and the outlook for inflation that we faced in the middle of 2006 should reemerge.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

The total return performance for each of the Investment Company Funds is reflected below:

Total Returns — Year Ended December 31, 2006

Equity Index Fund	+15.59%
All America Fund	+15.74%
Small Cap Value Fund	+17.68%
Small Cap Growth Fund	+15.14%
Mid Cap Value	+15.93%
Mid-Cap Equity Index Fund	+10.10%
Composite Fund	+10.80%
Conservative Allocation Fund	+ 6.96%
Moderate Allocation Fund Fund	+ 9.20%
Aggressive Allocation Fund	+11.87%
Money Market Fund	+ 4.89%
Mid-Term Bond Fund	+ 4.22%
Bond Fund	+ 4.79%

The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

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On the pages immediately following are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

•  Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

•  Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

•  Historical performance compared with an appropriate index.

Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

Manfred Altstadt
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Investment Corporation

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EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 had a total return of 15.79% for 2006; in fact, all major indices posted double-digit returns. In the large-cap space, Telecommunication Services was the best-performing sector, posting a 36% total return, followed closely by Energy and Utilities. The rally in the fourth quarter caused overall market gains, and all sectors ended 2006 in positive territory.

The Equity Index Fund's performance for the 12 months ended December 31, 2006 was 15.59%, in line with the benchmark return of 15.79%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Equity Index Fund

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,560	15.60%	15.60%
5 Years	$13,401	34.01%	6.03%
10 Years	$22,105	121.05%	8.26%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,579	15.79%	15.79%
5 Years	$13,502	35.02%	6.19%
10 Years	$22,443	124.43%	8.42%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

4

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 with the remaining 40% actively managed, using four different investment approaches. The actively managed portion of the All America Fund is approximately equally distributed among large-cap growth, small- and mid-cap growth, large-cap value and small- and mid-cap value.

The U.S. equity markets performed well in 2006, as discussed in the President's Letter. Large and mid-cap stocks underperformed small stocks - the S&P 500 finished the year up 15.79% and the S&P MidCap 400© Index was up 10.32%, while the Russell 2000® Index (representative of the small-cap universe) was up 18.37%. On a style basis, value outperformed growth in all capitalizations.

The All America Fund's return for the 12 months ended December 31, 2006 was 15.74% versus the benchmark return of 15.79%, in line with the index. Note that the All America Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

All America Fund*

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,574	15.74%	15.74%
5 Years	$13,412	34.12%	6.05%
10 Years	$20,363	103.63%	7.37%

S & P 500 INDEX

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,579	15.79%	15.79%
5 Years	$13,502	35.02%	6.19%
10 Years	$22,443	124.43%	8.42%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

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SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000 Value® Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ending December 31, 2006, the best-performing sectors within the benchmark were Materials, REITs and Retail. The worst-performing sectors were Insurance, Finance and Consumer Discretionary.

For the year ending December 31, 2006, the Small Cap Value Fund returned 17.68% versus a 23.48% return for the Russell 2000 Value® Index. Stock selection was the primary driver of the performance trailing the benchmark. Sectors contributing to Fund performance included Industrials, Materials, and REITs, while sectors detracting from Fund performance included Consumer Cyclical, Technology, and Retail.

Small Cap Value Fund

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,768	17.68%	17.68%
Since 7/1/05 (Inception)	$12,664	26.64%	17.05%

Russell 2000 Value Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,335	23.48%	23.48%
Since 7/1/05 (Inception)	$12,245	28.15%	17.98%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

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SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 15.14% during the year ended December 31, 2006. The Fund's benchmark, the Russell 2000 Growth® Index, returned 13.35% for the year.

The Small Cap Growth Fund outperformed its benchmark, due to stock selection in the Healthcare, Materials and Industrial sectors. The Utilities sector was the best-performing sector in the small-capitalization growth segment of the equity marketplace, although it is one of the smallest sectors in this segment. Equity returns in the small-capitalization growth marketplace were somewhat dependent on having competitive performance in the Information Technology, Industrial and Consumer Discretionary sectors. These three sectors are among the largest sectors in the small-capitalization growth equity segment, which significantly contributed to the attractive results that this equity segment produced for the year.

Small Cap Growth Fund

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,514	15.14%	15.14%
Since 7/1/05 (Inception)	$12,148	21.48%	13.85%

Russell 2000 Growth Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,335	13.35%	13.35%
Since 7/1/05 (Inception)	$12,245	22.45%	14.46%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

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MID-CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Mid Cap Value® Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

During the year ending December 31, 2006, the best-performing sectors within the benchmark were REITs, Retail and Consumer Staples. The worst-performing sectors were Consumer Healthcare, Consumer Cyclical and Energy.

For the year ending December 31, 2006, the Mid Cap Value Fund returned 15.93% versus a 20.22% return for the Russell Mid Cap Value® Index. Stock selection was the primary driver of the performance trailing the benchmark. Sectors contributing to Mid Cap Value Fund performance included Materials, Technology and Finance, while sectors detracting from Mid Cap Value Fund performance included Retail, Industrial and Insurance.

Mid Cap Value Fund

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,593	15.93%	15.93%
Since 7/1/05 (Inception)	$12,394	23.94%	15.39%

Russell Mid Cap Value Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$12,022	20.22%	20.22%
Since 7/1/05 (Inception)	$12,835	28.35%	18.10%

The line representing the performance return of the Mid Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

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MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400 Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 underperformed the S&P 500® Index in 2006 for the first time in five years. Even though mid-cap stocks enjoyed the fifth straight year of double-digit growth with a total return of 10.32%, the S&P 500® Index surged ahead with a return of 15.79%. Telecommunication Services was the top-performing mid-cap sector, with a 48% return for the year. During the first half of 2006, Telecommunications was the only sector ending in negative territory, but rebounded strongly as investors bought higher-yielding stocks and felt the worst was over.

The Mid-Cap Equity Index Fund's performance for the 12-month period ending December 31, 2006 was 10.10%, in line with the 10.32% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Mid-Cap Equity Index Fund

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,010	10.10%	10.10%
5 Years	$16,510	65.10%	10.55%
Since 5/3/99 (Inception)	$21,298	112.98%	10.37%

S & P MidCap 400 Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,032	10.32%	10.32%
5 Years	$16,770	67.70%	10.89%
Since 5/3/99 (Inception)	$21,899	118.99%	10.77%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

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COMPOSITE FUND

The Composite Fund invests in a diversified portfolio of common stocks and fixed-income securities, seeking appreciation and current income. The equity portion of the Composite Fund invests in stocks within the S&P 500® Index.

The S&P 500® Index had a total return of 15.79% for 2006, most of which occurred during the second half of the year. All sectors contributed positively to this performance, with the largest contributions coming from Financials and Energy, and the smallest from Materials and Utilities. Telecommunications Services actually had the greatest sector appreciation at 37.05%, but its small weight in the S&P 500 Index® reduced its overall contribution, relative to other sectors. The worst-performing sectors were Healthcare and Information Technology.

The equity portion of the Composite Fund maintains sector weights within plus or minus 100 basis points of the S&P 500 Index®, and does not take positions in individual stocks with overweights of more than 200 basis points. This structural discipline produces a relatively low-risk portfolio that emphasizes stock selection based on strong fundamental analysis. In 2006, the equity portion of the Fund returned 15.50% versus 15.79% for the S&P 500 Index®.

The 2006 bond market was characterized by rising interest rates, a flat yield curve, and tightening credit spreads. Concern about inflation caused the Federal Reserve to raise the Federal Funds rate four times during the first half of 2006. This resulted in an inverted yield curve that persisted through year-end. For the year, 90-Day Treasury Bills rose from 4.07% to 5.01%, an increase of 94 basis points. Long Treasury rates rose only 27 basis points, from 4.54% to 4.81%, which left them 20 basis points lower than short rates.

The fixed-income portion of the Composite Fund maintained a duration that was slightly shorter than the Lehman Brothers Aggregate Bond Index® because of inflation concerns. This helped returns, as did an emphasis on higher-yielding bonds whose spreads tightened during the year. To minimize credit risk, corporate maturities of less than seven years were emphasized and new holdings were limited to .005% of the portfolio. For the year, the fixed-income portion of the Composite Fund returned 5.09% versus 4.33% for the Lehman Brothers Aggregate Bond Index®.

For the 12 months ended December 31, 2006, the Composite Fund returned 10.80%, compared to the weighted benchmark return of 11.21%, 40% of which is based on the Lehman Brothers Aggregate Bond Index® and 60% of which is based on the S&P 500 Index®. This slight underperformance was entirely due to Composite Fund expenses, such as transaction costs and management fees, which are not applicable to the weighted benchmark.

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COMPOSITE FUND (Continued)

Composite Fund

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,080	10.80%	10.80%
5 Years	$13,010	30.10%	5.40%
10 Years	$17,872	78.72%	5.98%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,579	15.79%	15.79%
5 Years	$13,502	35.02%	6.19%
10 Years	$22,443	124.43%	8.42%

Lehman Bros. Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$10,433	4.33%	4.33%
5 Years	$12,800	28.00%	5.06%
10 Years	$18,311	83.11%	6.24%

Citigroup 3-Month T-Bill Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$10,476	4.76%	4.76%
5 Years	$11,228	12.28%	2.34%
10 Years	$14,341	43.41%	3.67%

The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indices do not.

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CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in an equity fund of the Investment Company. The Conservative Allocation Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond Fund and approximately 45% in the Mid-Term Bond Fund) and approximately 25% of net assets in equity funds (the Equity Index Fund).

Performance for the Conservative Allocation Fund is compared to the Lehman Brothers Aggregate Bond Index® (75% weighting) and the S&P 500® Index (25% weighting). For the 12 months ended December 31, 2006, the Conservative Allocation Fund returned 6.96% versus a 7.20% return in the weighted benchmark. The small underperformance of the Conservative Allocation Fund is mainly attributable to the Fund's expenses, which are not reflected in the weighted benchmark's return.

Conservative Allocation Fund

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$10,696	6.96%	6.96%
Since 5/20/03 (Inception)	$12,068	20.68%	5.34%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,579	15.79%	15.79%
Since 5/20/03 (Inception)	$16,443	64.43%	14.75%

Lehman Bros. Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$10,433	4.33%	4.33%
Since 5/20/03 (Inception)	$11,192	11.92%	3.16%

The line representing the performance return of the Conservative Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return line of the Indicies do not.

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MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund's target allocation is approximately 50% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund and approximately 15% of its net assets in the Mid-Cap Equity Index Fund) and approximately 50% of net assets in fixed-income funds (approximately 30% of its net assets in the Bond Fund and approximately 20% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (50% weighting) and the Lehman Brothers Aggregate Bond Index® (50% weighting). For the 12 months ending December 31, 2006, the Moderate Allocation Fund returned 9.20% versus a 10.06% return for the weighted benchmark. The underperformance of the Moderate Allocation Fund was due largely to the Mid-Cap Equity Index Fund underperforming the stock component of the weighted benchmark, as well as the Moderate Allocation Fund's expenses, which are not reflected in the weighted benchmark's return.

Moderate Allocation Fund
Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$10,920	9.20%	9.20%
Since 5/20/03 (Inception)	$13,786	37.86%	9.29%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,579	15.79%	15.79%
Since 5/20/03 (Inception)	$16,443	64.43%	14.75%

Lehman Bros. Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$10,433	4.33%	4.33%
Since 5/20/03 (Inception)	$11,192	11.92%	3.16%

The line representing the performance return of the Moderate Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return line of the Indicies do not.

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AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund's target allocation is approximately 75% of net assets in equity funds (approximately 45% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 5% of its net assets in the Small Cap Value Fund and approximately 5% of its net assets in the Small Cap Growth Fund) and approximately 25% of net assets in fixed-income funds (approximately 25% of its net assets in the Bond Fund).

Performance for the Aggressive Allocation Fund is compared to the S&P 500 Index® (75% weighting) and the Lehman Brothers Aggregate Bond Index® (25% weighting). For the 12 months ending December 31, 2006, the Aggressive Allocation Fund returned 11.87% versus a 12.92% return for the weighted benchmark. The underperformance was mainly due to the Mid-Cap Equity Index Fund component and, to a lesser extent, the small-capitalization stock exposure of the Aggressive Allocation Fund underperforming the benchmark's stock component, which is a large-capitalization stock index.

Aggressive Allocation Fund
Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,187	11.87%	11.87%
Since 5/20/03 (Inception)	$15,514	55.14%	12.92%
S & P 500 Index
Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$11,579	15.79%	15.79%
Since 5/20/03 (Inception)	$16,443	64.43%	14.75%

Lehman Bros. Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$10,433	4.33%	4.33%
Since 5/20/03 (Inception)	$11,192	11.92%	3.16%

The line representing the performance return of the Aggressive Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return line of the Indicies do not.

14

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Fund returned 4.89% for the 12 months ended December 31, 2006, compared to a 4.76% return for the Citigroup Three-Month Treasury Bill Index.

Short-term rates moved higher during the first half of 2006 as the Federal Reserve raised the Federal Funds rate four more times, bringing it to 5.25% from 4.25% at the beginning of the year. The seven-day effective yield as of February 13, 2006 was 5.20%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government Agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Mid-Term Bond Fund primarily invests in corporate and U.S. Government agency securities, which normally yield more than U.S. Treasury issues.

The Mid-Term Bond Fund continued to emphasize Agency issues and to underweight Treasury and corporate bonds during 2006. So long as credit spreads are compressed and Agency yields are similar to corporates, this position will be retained. The Mid-Term Bond Fund also maintains extreme diversification in its credit exposure in order to minimize event risk.

For the 12 months ended December 31, 2006, the Mid-Term Bond Fund returned 4.22%, compared to 4.35% for the Citigroup Government/Corporate 3-7 Year Bond Index. The Mid-Term Bond Fund's shorter duration and holdings of higher-yielding corporate issues contributed to outperformance on a pre-expense basis. However, after transaction costs and management fees, the Mid-Term Bond Fund slightly underperformed its index return.

Mid-Term Bond Fund
Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$10,422	4.22%	4.22%
5 Years	$12,102	21.02%	3.89%
10 Years	$16,218	62.18%	4.95%
Citigroup 3-7 Year Bond Index
Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$10,435	4.35%	4.35%
5 Years	$12,704	27.04%	4.90%
10 Years	$18,139	81.39%	6.13%

The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

15

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The 2006 bond market was characterized by rising interest rates, a flat yield curve and tightening credit spreads. Concern about inflation caused the Federal Reserve to raise the Federal Funds rate four times during the first half of the year. This resulted in an inverted yield curve that persisted through year-end. For the year, 90-Day Treasury Bills rose from 4.07% to 5.01%, an increase of 94 basis points. Long Treasury rates only rose 27 basis points, from 4.54% to 4.81%, which left them 20 basis points lower than short rates.

The Bond Fund's return for the year ended December 31, 2006 was 4.79%, compared to 4.33% for the Lehman Brothers Aggregate Bond Index®. The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, put emphasis on relatively short corporate bonds with high yields, establish extreme credit diversification, and take a market weight in mortgage-related securities. So long as inflation is perceived as a threat, this strategy will be maintained in the Bond Fund.

Bond Fund
Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$10,479	4.79%	4.79%
5 Years	$12,713	27.13%	4.92%
10 Years	$17,467	74.67%	5.74%
Lehman Bros. Aggregate Bond Index
Period	Growth	Total Return
Ended 12/31/06	of $10,000	Cumu- lative	Average Annual
1 Year	$10,433	4.33%	4.33%
5 Years	$12,800	28.00%	5.06%
10 Years	$18,311	83.11%	6.24%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indices do not.

16

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2006 (Unaudited)

17

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2006 (Unaudited) (Continued)

18

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2006 (Unaudited) (Continued)

19

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2006 and held for the entire period ending December 31, 2006.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Equity Index Fund
	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,26.36	$0.56
Hypothetical (5% Return before Expenses)	$1,000.00	$1,024.36	$0.53

*  Expenses are equal to the Fund's annual expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

All America Fund
	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,113.63	$2.34
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.63	$2.24

*  Expenses are equal to the Fund's annual expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

20

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Fund
	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,076.50	$4.10
Hypothetical (5% Return before expenses)	$1,000.00	$1,020.85	$3.99

*  Expenses are equal to the Fund's annual expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,081.30	$4.14
Hypothetical (5% Return before expenses)	$1,000.00	$1,020.83	$4.02

*  Expenses are equal to the Fund's annual expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,086.66	$3.39
Hypothetical (5% Return before expenses)	$1,000.00	$1,021.57	$3.29

Mid-Cap Value Fund

*  Expenses are equal to the Fund's annual expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,057.32	$0.55
Hypothetical (5% Return before expenses)	$1,000.00	$1,024.35	$0.55

*  Expenses are equal to the Fund's annual expense ratio of 0.11%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

21

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Composite Fund
	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,088.68	$2.21
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.74	$2.14

*  Expenses are equal to the Fund's annual expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Conservative Allocation Fund
	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,061.75	$1.73
Hypothetical (5% Return before Expenses)	$1,000.00	$1,023.18	$1.70

*  Expenses are equal to the Fund's annual expense ratio of 0.33% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Moderate Allocation Fund
	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,076.30	$1.34
Hypothetical (5% Return before Expenses)	$1,000.00	$1,023.57	$1.31

*  Expenses are equal to the Fund's annual expense ratio of 0.26% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Aggressive Allocation Fund
	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,088.78	$1.31
Hypothetical (5% Return before Expenses)	$1,000.00	$1,023.61	$1.27

*  Expenses are equal to the Fund's annual expense ratio of 0.25% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

22

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Money Market Fund
	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,025.75	$0.89
Hypothetical (5% Return before Expenses)	$1,000.00	$1,024.00	$0.89

*  Expenses are equal to the Fund's annual expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Term Bond Fund
	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,042.01	$2.12
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.78	$2.10

*  Expenses are equal to the Fund's annual expense ratio of 0.41%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Bond Fund
	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,051.20	$2.10
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.80	$2.08

*  Expenses are equal to the Fund's annual expense ratio of 0.41%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

23

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (2.9%)
Other Securities	475,207	$23,433,848
CONSUMER, CYCLICAL (9.8%)
Comcast Corp. Cl A*	127,043	5,377,730
Disney (Walt) Co.	126,268	4,327,204
Home Depot, Inc.	124,584	5,003,293
Time Warner, Inc.	243,712	5,308,047
Other Securities	1,644,506	59,702,726
		79,719,000
CONSUMER, NON-CYCLICAL (9.3%)
Altria Group, Inc.	127,942	10,979,982
Coca-Cola Co.	124,476	6,005,967
PepsiCo, Inc.	100,240	6,270,012
Proctor & Gamble Co.	193,435	12,432,067
Wal-Mart Stores, Inc.	150,117	6,930,902
Other Securities	800,075	33,295,263
		75,914,193
ENERGY (9.4%)
ChevronTexaco Corp.	133,076	9,785,078
ConocoPhillips	100,465	7,228,457
Exxon Mobil Corp.	356,042	27,283,498
Schlumberger, Ltd.	71,953	4,544,551
Other Securities	578,356	27,047,200
		75,888,784
FINANCIAL (21.1%)
American Express Co.	73,545	4,461,975
American Int'l. Group, Inc.	158,699	11,372,370
Bank of America Corp.	274,132	14,635,907
Citigroup, Inc.	299,953	16,707,382
Goldman Sachs Group, Inc.	25,995	5,182,103
J.P. Morgan Chase & Co.	211,761	10,228,056
Merrill Lynch & Co., Inc.	53,962	5,023,862
Morgan Stanley	64,619	5,261,925
US Bancorp	107,308	3,883,477
Wachovia Corp.	116,368	6,627,158
Wells Fargo & Company	206,085	7,328,383
Other Securities	1,576,629	80,227,873
		170,940,471

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (11.5%)
Abbott Laboratories	93,695	$4,563,883
Amgen, Inc.*	71,210	4,864,355
Johnson & Johnson	176,990	11,684,880
Medtronic, Inc.	70,270	3,760,148
Merck & Co., Inc.	132,528	5,778,221
Pfizer, Inc.	440,159	11,400,118
UnitedHealth Group, Inc.	82,227	4,418,057
Wyeth	82,209	4,186,082
Other Securities	998,645	42,770,680
		93,426,424
INDUSTRIAL (11.8%)
Boeing Co.	48,306	4,291,505
General Electric Co.	629,254	23,414,541
Google, Inc.*	13,082	6,023,999
United Parcel Service Cl B	65,534	4,913,739
United Technologies Corp.	61,268	3,830,475
Other Securities	1,069,468	52,982,050
		95,456,309
TECHNOLOGY (13.3%)
Apple Computer, Inc.*	51,919	4,404,808
Cisco Systems, Inc.*	370,707	10,131,422
Hewlett-Packard Co.	167,199	6,886,926
IBM Corp.	91,955	8,933,427
Intel Corp.	351,983	7,127,656
Microsoft Corp.	528,085	15,768,615
Oracle Corp.*	244,210	4,185,759
Qualcomm, Inc.	100,879	3,812,217
Other Securities	2,155,117	46,785,187
		108,036,017
TELECOMMUNICATIONS (3.2%)
AT&T	234,589	8,386,557
BellSouth Corp.	111,350	5,245,699
Verizon Communications	178,221	6,636,950
Other Securities	324,347	6,127,561
		26,396,767
UTILITIES (3.4%)
Other Securities	642,839	27,615,223
TOTAL COMMON STOCKS (Cost: $601,148,252) 95.7%		$776,827,036

The accompanying notes are an integral part of these financial statements.
24

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
Other Securities (a)	—	—	$2,900,000	$2,884,457
U.S. GOVERNMENT AGENCIES (1.4%)
Federal Home Loan Bank	4.80%	01/02/07	8,742,000	8,738,503
Federal National Mortgage Assoc.	5.20	01/24/07	2,668,000	2,658,363
				11,396,866
COMMERCIAL PAPER (2.4%)
Novartis Finance	5.28	01/02/07	19,330,000	19,321,494
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $33,603,190) 4.2%				33,602,817
TOTAL INVESTMENTS (Cost: $634,751,442) 99.9%				810,429,853
OTHER NET ASSETS 0.1%				1,067,479
NET ASSETS 100.0%				$811,497,332

(a)  Certain of these securities have been segregated to cover initial margin requirements on open futures contracts.

  The total value of non-income producing investments was $107,629,677 or 13.3% of the Fund's total investments as of December 31, 2006.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
PURCHASED
91 S&P 500 Stock Index Futures Contracts	March 2007	$32,496,100	$34,313

Face Value of futures purchased and outstanding as percentage of total investments in securities: 4.0%

The accompanying notes are an integral part of these financial statements.
25

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.8%)
Other Securities	151,431	$7,467,089
CONSUMER, CYCLICAL (6.0%)
Comcast Corp. Cl A*	40,435	1,711,614
Home Depot, Inc.	39,634	1,591,701
Time Warner, Inc.	77,587	1,689,845
Other Securities	563,849	20,389,251
		25,382,411
CONSUMER, NON-CYCLICAL (5.7%)
Altria Group, Inc.	40,717	3,494,333
Coca-Cola Co.	39,626	1,911,955
PepsiCo, Inc.	31,892	1,994,845
Proctor & Gamble Co.	61,553	3,956,011
Wal-Mart Stores, Inc.	47,779	2,205,956
Other Securities	254,994	10,609,797
		24,172,897
ENERGY (5.7%)
ChevronTexaco Corp.	42,352	3,114,143
ConocoPhillips	31,969	2,300,170
Exxon Mobil Corp.	113,296	8,681,872
Schlumberger, Ltd.	22,886	1,445,480
Other Securities	184,169	8,613,750
		24,155,415
FINANCIAL (12.8%)
American Int'l. Group, Inc.	50,499	3,618,758
Bank of America Corp.	87,231	4,657,263
Citigroup, Inc.	95,465	5,317,401
Goldman Sachs Group, Inc.	8,272	1,649,023
J.P. Morgan Chase & Co.	67,384	3,254,647
Merrill Lynch & Co., Inc.	17,176	1,599,086
Morgan Stanley	20,557	1,673,957
Wachovia Corp.	37,030	2,108,859
Wells Fargo & Company	65,596	2,332,594
Other Securities	559,576	28,199,886
		54,411,474

* Non-income producing security.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTHCARE (7.0%)
Abbott Laboratories	29,814	$1,452,240
Amgen, Inc.*	22,666	1,548,314
Johnson & Johnson	56,337	3,719,369
Merck & Co., Inc.	42,181	1,839,092
Pfizer, Inc.	140,063	3,627,632
Other Securities	392,697	17,555,086
		29,741,733
INDUSTRIAL (7.2%)
General Electric Co.	200,236	7,450,782
Google, Inc.*	4,162	1,916,518
United Parcel Service Cl B	20,870	1,564,833
Other Securities	375,345	19,450,352
		30,382,485
TECHNOLOGY (8.1%)
Cisco Systems, Inc.*	118,006	3,225,104
Hewlett-Packard Co.	53,204	2,191,473
IBM Corp.	29,251	2,841,735
Intel Corp.	112,059	2,269,195
Microsoft Corp.	168,042	5,017,734
Other Securities	812,504	18,840,707
		34,385,948
TELECOMMUNICATIONS (2.0%)
AT&T	74,648	2,668,666
BellSouth Corp.	35,432	1,669,202
Verizon Communications	56,727	2,112,513
Other Securities	103,288	1,950,516
		8,400,897
UTILITIES (2.1%)
Other Securities	204,626	8,789,056
TOTAL INDEXED ASSETS (Cost: $187,363,973) 58.4%		$247,289,405

The accompanying notes are an integral part of these financial statements.
26

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rate	Maturity	Face Amount	Value
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (a)	4.79%	03/08/07	$400,000	$396,265
U.S. Treasury Bill (a)	4.89	01/11/07	200,000	199,670
				595,935
COMMERCIAL PAPER (1.3%)
Novartis Finance	5.28	01/02/07	5,480,000	5,477,588
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,073,631) 1.4%				6,073,523
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $193,437,604) 59.8%				$253,362,928

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
PURCHASED
18 S&P 500 Stock Index Futures Contracts	March 2007	$6,427,800	$(4,188)

Face Value of futures purchased and outstanding as a percentage of total investments in securities: 1.5%

The accompanying notes are an integral part of these financial statements.
27

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (0.8%)
Other Securities	75,088	$3,224,381
CONSUMER, CYCLICAL (4.6%)
Other Securities	711,684	19,507,576
CONSUMER, NON-CYCLICAL (3.0%)
Proctor & Gamble Co.	35,274	2,267,060
Other Securities	276,766	10,305,913
		12,572,973
ENERGY (3.2%)
Exxon Mobil Corp.	63,270	4,848,380
Other Securities	305,977	8,876,437
		13,724,817
FINANCIAL (9.5%)
American Int'l. Group, Inc.	17,839	1,278,343
Bank of America Corp.	42,175	2,251,723
Citigroup, Inc.	35,181	1,959,582
ISHARES Russel Midcap	18,222	1,432,067
J.P. Morgan Chase & Co.	27,110	1,309,413
Merrill Lynch & Co., Inc.	19,164	1,784,168
Wells Fargo & Company	54,216	1,927,921
Other Securities	888,972	28,135,188
		40,078,405
HEALTHCARE (3.7%)
Johnson & Johnson	30,728	2,028,663
Pfizer, Inc.	49,325	1,277,518
Other Securities	440,144	12,562,924
		15,869,105

* Non-income producing security.

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIAL (6.2%)
General Electric Co.	86,168	$3,206,311
Other Securities	696,856	23,116,915
		26,323,226
TECHNOLOGY (6.1%)
Cisco Systems, Inc.*	64,086	1,751,470
Microsoft Corp.	92,545	2,763,394
Other Securities	897,061	21,472,550
		25,987,414
TELECOMMUNICATIONS (0.8%)
Other Securities	143,740	3,263,472
UTILITIES (1.3%)
Other Securities	135,543	5,607,659
TOTAL ACTIVE ASSETS (Cost: $142,714,713) 39.2%		166,159,028
PREFERRED STOCKS
FINANCIAL (0.1%)
Quanta Capital Holdings	13,420	248,941
TOTAL PREFERRED STOCKS (Cost: $335,500) 0.1%		$248,941

The accompanying notes are an integral part of these financial statements.
28

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp. (a)	7.25%	07/15/10	$460,000	$460,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.1%				460,000
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.3%)
Federal Home Loan Bank	4.80	01/02/07	280,000	279,888
Federal Farm Credit Corp.	4.80	01/02/07	765,000	764,694
				1,044,582
COMMERCIAL PAPER (0.7%)
Abbott Labs	5.26	01/02/07	345,000	344,849
Anheuser-Busch Co.	5.22	01/02/07	2,800,000	2,798,782
				3,143,631
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,188,213) 1.0%				4,188,213
TEMPORARY CASH INVESTMENTS** (Cost: $133,200) 0.0% (1)				133,200
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $147,831,626) 40.4%				171,189,382
TOTAL INVESTMENTS (Cost: $341,269,230) 100.2%				424,552,310
OTHER NET LIABILITIES -0.2%				(1,085,430)
NET ASSETS 100.0%				$423,466,880

(1)  Less than 0.05%.

(a)  Rule 144a restricted security

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

  The total value of non-income producing investments was $92,285,706 or 21.7% of the Fund's total investments as of December 31, 2006.

The accompanying notes are an integral part of these financial statements.
29

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (3.5%)
Schnitzer Steel Inds., Inc. Cl A	15,240	$605,028
Cytec Industries, Inc.	42,990	2,429,365
Longview Fibre Co.	112,536	2,470,165
Lubrizol Corp.	60,169	3,016,272
		8,520,830
CONSUMER, CYCLICAL (13.7%)
Audiovox Corp. Cl A*	311,229	4,385,217
Belo Corporation	123,253	2,264,158
Big Lots, Inc.*	46,031	1,055,031
CSK Auto Corp.*	81,902	1,404,619
Charming Shoppes, Inc.*	101,718	1,376,245
Crown Holdings, Inc.*	291,709	6,102,552
Hartmarx Corp.*	126,765	894,961
Landry's Restaurant, Inc.	61,364	1,846,443
Lithia Motors, Inc. Cl A	31,335	901,195
Modine Manufacturing Co.	78,898	1,974,817
Payless Shoesource, Inc.*	63,615	2,087,844
Rent-A-Center, Inc.*	51,320	1,514,453
Sunterra Corporation*	210,176	2,532,621
Tupperware Corp.	114,751	2,594,520
Wolverine World Wide, Inc.	99,731	2,844,328
		33,779,004
CONSUMER, NON-CYCLICAL (4.6%)
Boston Beer Co., Inc. Cl A*	22,983	826,928
Conmed Corp.*	58,003	1,341,029
Flowers Foods, Inc.	36,572	987,078
Great Atlantic & Pac. Tea, Inc.	23,370	601,544
Longs Drug Stores Corp.	56,833	2,408,583
Mueller Industries, Inc.	78,700	2,494,790
Vector Group, Ltd.	156,030	2,769,533
		11,429,485
ENERGY (6.6%)
Aegean Marine Petroleum*	53,500	877,400
CNX Gas Corp.*	91,485	2,332,868
Ellora Energy, Inc.*(a)	119,800	1,437,600
Holly Corp.	21,220	1,090,708
Range Resources Corp.	123,128	3,381,095
Superior Well Services, Inc.*	31,960	816,898
Unisource Energy Corp.	78,130	2,854,089
Whittier Energy*	372,950	3,457,247
		16,247,905
FINANCIAL (32.2%)
Accredited Home Lenders*	55,070	1,506,165
American Home Mortgage Inv.	50,152	1,761,338
AmericanWest Bancorp	47,528	1,151,128
Assured Guaranty Co.*	111,226	2,958,612
Asta Funding, Inc.	71,709	2,182,822
Bank Mutual Corp.	195,060	2,362,177
Banner Corporation	30,430	1,349,266
Brookline Bankcorp	226,356	2,981,109
Capital Lease Funding, Inc.	50,448	585,197
Columbia Banking System	38,985	1,369,153
Equity Inns, Inc.	172,103	2,746,764
FBR Capital Markets Corp.*(a)	159,700	2,395,500
First Niagara Financial Grp.	183,659	2,729,173
First State Bank Corporation	89,965	2,226,634
FirstFed Financial Corp.*	38,085	2,550,552
Friedman, Billings, Ramsey Grp.	115,719	925,752
Glacier Bancorp, Inc.	73,983	1,808,145

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
Highwoods Properties, Inc.	59,714	$2,433,943
ISHARES Russel Midcap	29,120	2,273,398
Iberia Bank Corp.	17,245	1,018,317
JER Investors Trust, Inc.	75,149	1,553,330
KNBT Bancorp, Inc.	136,790	2,288,497
Knight Capital Group, Inc.*	58,443	1,120,352
LandAmerica Financial Group	45,476	2,869,990
MAF Bancorp	66,145	2,956,020
Medical Properties Trust, Inc.	162,976	2,493,533
Mid-America Apt. Communities	32,763	1,875,354
National Financial Partners	15,800	694,726
NewAlliance Bankshare	189,207	3,102,995
PHH Corp.*	137,956	3,982,790
Pennsylvania Real Estate Investment Trust	32,340	1,273,549
Phoenix Companies, Inc.	108,827	1,729,261
Provident Financial Services	154,976	2,809,715
Rait Finiancial Trust	112,630	3,883,486
Santander Bancorp	31,725	566,291
Sterling Financial Corp.	55,237	1,867,563
SWS Group, Inc.	69,578	2,483,935
Taylor Capital Gowth, Inc.	34,570	1,265,608
Vintage Wine Trust, Inc. (a)	189,970	1,139,820
		79,271,960
HEALTHCARE (2.3%)
Discovery Laboratories, Inc.*	325,920	769,171
Enzon, Inc.*	280,478	2,386,868
Genesis HealthCare Corp.*	26,701	1,261,088
Inverness Medical Innovations*	32,031	1,239,600
		5,656,727
INDUSTRIAL (15.3%)
Agnico-Eagle Mines, Ltd.	57,295	2,362,846
Alaska Air Group, Inc.*	58,220	2,299,690
Apogee Enterprises, Inc.	100,638	1,943,320
Aspect Medical Systems, Inc.*	63,214	1,189,055
Benchmark Electronics*	32,066	781,128
Bronco Drilling Co., Inc.*	64,824	1,114,325
Chaparral Steel Co.	54,900	2,430,423
Felcor Lodging Trust, Inc.	44,130	963,799
Frozen Foods Express Ind.	109,986	945,880
General Cable Corp.*	68,817	3,007,991
Genlyte Group, Inc.*	13,433	1,049,252
Granite Construction	47,210	2,375,607
Healthcare Services Group	50,561	1,464,247
Komag, Inc.*	28,495	1,079,391
Levitt Corporation	94,010	1,150,682
Littelfuse, Inc.*	43,590	1,389,649
RailAmerica, Inc.*	370,404	5,956,096
Semitool, Inc.*	42,410	564,477
Siligan Holdings, Inc.	72,339	3,177,129
Texas Industries, Inc.	35,478	2,278,752
Other Securities	9,150	256,658
		37,780,397
TECHNOLOGY (10.7%)
Anixter International, Inc.*	51,283	2,784,666
Cirrus Logic, Inc.*	72,340	497,698
CommScope, Inc.*	106,219	3,237,554
Dot Hill Systems*	182,875	718,698
Electronics For Imaging, Inc.*	67,753	1,800,874
Fairchild Semiconductor Intl.*	20,363	342,301

The accompanying notes are an integral part of these financial statements.
30

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Shares	Value
COMMON STOCKS (CONTINUED):
TECHNOLOGY (CONTINUED)
Global Imaging Systems., Inc.*	95,164	$2,088,849
Hyperion Solutions, Corp.*	41,460	1,490,071
Imation Corp.	36,021	1,672,455
Lecroy Corp.*	38,780	446,358
Marlin Business Services*	59,642	1,433,197
Micrel, Inc.*	52,360	564,441
Perot Systems Corp. Cl A*	70,607	1,157,249
Rogers Corp.*	20,940	1,238,601
Semtech Corp.*	41,220	538,745
Syniverse Holdings, Inc.*	52,020	779,780
Tech Data Corp.*	66,485	2,517,787
Technitrol, Inc.	101,207	2,417,835
Website Pros, Inc.*	58,675	531,009
		26,258,168
TELECOMMUNICATIONS (1.8%)
CT Communications, Inc.	54,808	1,256,199
Cincinnati Bell, Inc.*	213,929	977,656
Iowa Telecomunications Service	106,500	2,099,115
		4,332,970

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (4.7%)
Avista Corp.	69,806	$1,766,790
Black Hills Corp.	30,840	1,139,230
Northwestern Corp.	29,681	1,050,114
PNM Resources, Inc.	91,913	2,858,494
Sierra Pacific Resources*	140,835	2,370,253
Westar Energy, Inc.	91,525	2,375,989
		11,560,870
TOTAL COMMON STOCKS (Cost: $219,101,395) 95.4%		234,838,316
PREFERRED STOCKS:
FINANCIAL (0.4%)
Quanta Capital Holdings	57,230	1,061,617
TOTAL PREFERRED STOCKS (Cost: $1,000,971) 0.4%		$1,061,617

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.8%)
GSC Capital Corp. (a)	7.25%	07/15/10	$1,890,000	$1,890,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.8%				1,890,000
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.0%)
Federal Farm Credit Corp.	4.80	01/02/07	12,413,000	12,408,034
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,408,034) 5.0%				12,408,034
TOTAL INVESTMENTS (Cost: $234,400,400) 101.6%				250,197,967
OTHER NET LIABILITIES -1.6%				(3,951,862)
NET ASSETS 100.0%				$246,246,105

  The total value of non-income producing investments was $96,817,714 or 38.7% of the Fund's total investments as of December 31, 2006.

(a)  Rule 144a restricted security.

The accompanying notes are an integral part of these financial statements.
31

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (0.5%)
TETRA Technologies*	62,027	$1,122,068
CONSUMER, CYCLICAL (14.5%)
AAR Corp*	80,637	2,353,794
Aaron Rents, Inc.	45,202	1,300,914
Children's Place Retail Stores	12,344	784,091
Gamestop Corp.*	49,681	2,737,920
Gymboree Corp.*	28,462	1,086,110
Hibbett Sporting Goods, Inc.*	59,685	1,822,183
Hudson Highland Group*	85,623	1,428,192
ICT Group, Inc.*	38,602	1,219,437
Marvel Entertainment, Inc.*	33,568	903,315
Modine Manufacturing Co.	42,726	1,069,432
P.F. Changs China Bistro, Inc.	38,754	1,487,379
Payless Shoesource, Inc.*	102,350	3,359,127
Phillips Van Heusen Corp.	15,633	784,308
Pinnacle Entertainment, Inc.*	75,334	2,496,569
RC2 Corp.*	21,679	953,876
Rare Hospitality Int'l., Inc.*	33,796	1,112,902
Red Robin Gourmet Burgers*	43,662	1,565,283
Sunopta*	88,025	774,620
Tween Brands, Inc.*	23,778	949,456
Wild Oaks Markets, Inc.*	92,486	1,329,949
Wolverine World Wide, Inc.	101,003	2,880,606
Other Securities	32,115	116,577
		32,516,040
CONSUMER, NON-CYCLICAL (6.9%)
Alkermes, Inc.*	58,462	781,637
Chattem, Inc.*	51,172	2,562,694
Comsys ITPartners, Inc.*	28,686	579,744
Dynamex, Inc.*	34,251	800,103
Forrester Research, Inc.*	45,628	1,236,975
Hain Celestial Group, Inc.*	46,064	1,437,657
Hologic, Inc.*	56,091	2,651,982
Longs Drug Stores Corp.	26,025	1,102,940
Medicines Company*	17,000	539,240
Mentor Corp.	26,378	1,289,093
Sovran Self-Storage, Inc.	10,867	622,462
Watson Wyatt Worldwide, Inc.	40,087	1,809,928
		15,414,455
ENERGY (4.4%)
Aegean Marine Petroleum *	16,060	263,384
Helix Energy Solutions Group*	77,333	2,425,936
Holly Corp.	64,514	3,316,020
Range Resources Corp.	125,323	3,441,370
Superior Well Services, Inc.*	15,770	403,081
		9,849,791
FINANCIAL (17.0%)
Acadia Realty Trust	47,124	1,179,042
Argonaut Group, Inc.*	39,847	1,389,066
Assured Guaranty Co.*	51,475	1,369,235
Choice Hotels Intl., Inc.	69,361	2,920,098
Euronet Worldwide*	82,083	2,437,044
First Financial Holdings, Inc.	42,404	1,661,389
First State Bank Corporation	47,818	1,183,496
Getty Realty Corp.	32,072	991,025
Glacier Bancorp, Inc.	50,005	1,222,122
IShares Russell Midcap	96,949	7,619,222
IShares Russell Micropac	55,495	3,243,683
Intl. Securities Exchange, Inc.	33,131	1,550,199

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
Jackson Hewitt Tax Service	42,254	$1,435,368
La Salle Hotel Properties	50,698	2,324,503
Lazard, Ltd. Cl A*	50,774	2,403,641
National Financial Partners	47,726	2,098,512
NewAlliance Bankshare	67,930	1,114,052
Tower Group, Inc.	63,295	1,966,576
		38,108,273
HEALTHCARE (10.8%)
ALNYLAM Pharmaceuticals, Inc.*	23,340	499,476
Allscripts Healthcare Solution	69,695	1,881,068
Arthrocare Corp.*	16,073	641,634
DJ Orthopedics, Inc.*	56,346	2,412,736
Digene Corp.*	35,355	1,694,212
Human Genome Sciences, Inc.*	124,311	1,546,429
Inverness Medical Innovations*	60,875	2,355,863
Keryx Biopharmaceuticals, Inc.	48,440	644,252
Myriad Genetics, Inc.*	23,775	744,158
PSS World Medical, Inc.*	69,115	1,349,816
Psychiatric Solutions*	51,829	1,944,624
Rigel Pharmaceuticals, Inc.*	43,915	521,271
Sciele Pharma, Inc.*	26,750	642,000
Seattle Genetics, Inc.*	68,275	363,906
Senomyx, Inc.*	31,990	415,550
Theravance, Inc.*	44,102	1,362,311
Valeant Pharmaceuticals	79,606	1,372,407
Ventana Medical Systems, Inc.*	48,533	2,088,375
Viasys Healthcare, Inc.*	57,537	1,600,679
		24,080,767
INDUSTRIAL (21.2%)
Actuant Corp. Cl A	26,223	1,249,526
Acuity Brands, Inc.	33,564	1,746,671
Affymetrix, Inc.*	61,698	1,422,756
Agnico-Eagle Mines, Ltd.	63,014	2,598,697
Allis-Chalmers Corp.*	80,455	1,853,683
Benchmark Electronics*	42,867	1,044,240
Bucyrus International, Inc.	53,342	2,760,982
Curtis Wright Corp. Cl B	33,774	1,252,340
DIODES, Inc.*	37,948	1,346,395
Eclipsys Corp.*	56,644	1,164,601
FLIR Systems, Inc.*	88,523	2,817,687
General Cable Corp.*	39,120	1,709,935
Genesee & Wyoming, Inc. Cl A*	88,254	2,315,785
Genlyte Group, Inc.*	18,133	1,416,369
Granite Construction	19,934	1,003,079
HUB Group, Inc. Cl A*	58,857	1,621,510
Harmonic, Inc.*	145,666	1,058,992
Heidrick & Struggles Intl., Inc.*	39,041	1,653,777
ICO, Inc.*	160,264	903,889
Interline Brands, Inc.*	43,990	988,455
Ladish Co., Inc.*	42,776	1,586,134
Lincoln Electric Holdings	34,209	2,066,908
Littelfuse, Inc.*	50,394	1,606,561
Live Nation, Inc.*	32,625	730,800
Miller (Herman), Inc.	44,082	1,602,822
Moog, Inc. Cl A*	29,008	1,107,816
RTI International Metals, Inc.*	40,180	3,142,880
Semitool, Inc.*	68,899	917,046
Waste Connections, Inc.*	34,100	1,416,855
Wright Express Corp.*	41,604	1,296,797
		47,403,988

The accompanying notes are an integral part of these financial statements.
32

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Shares	Value
COMMON STOCKS (CONTINUED):
TECHNOLOGY (21.4%)
Activision, Inc.*	102,403	$1,765,427
Altiris, Inc.*	40,848	1,036,721
Ansys, Inc.*	22,996	1,000,095
Arris Group, Inc.*	114,849	1,436,760
Aspen Technology, Inc.*	106,077	1,168,968
CommScope, Inc.*	50,452	1,537,776
Computer Programs & Systems	27,643	939,585
Digital Insight Corporation*	32,103	1,235,644
Digitas*	109,660	1,470,541
EFJ, Inc.*	174,095	1,175,141
Electronics For Imaging, Inc.*	53,601	1,424,715
Equinix, Inc.*	11,762	889,442
Exelixis, Inc.*	53,530	481,770
FormFactor, Inc.*	38,842	1,446,865
Informatica Corp.*	83,150	1,015,262
Lecroy Corp.*	63,952	736,088
Medics Pharmaceutical Corp.	141,342	4,965,344
Micrel, Inc.*	123,232	1,328,441
Microsemi Corp.*	82,275	1,616,704

* Non-income producing security

	Shares	Value
COMMON STOCKS (CONTINUED):
TECHNOLOGY (CONTINUED)
Netlogic Microsystems, Inc.*	69,541	$1,508,344
Neustar, Inc. Cl A*	32,687	1,060,366
Parametric Technology Corp.*	73,520	1,324,830
Rogers Corp.*	33,477	1,980,165
SPSS, Inc.*	44,992	1,352,909
Syniverse Holdings, Inc.*	71,156	1,066,628
Technitrol, Inc.	40,691	972,108
Tibco Software, Inc.*	54,821	517,510
Varian Semiconductor Equip.*	61,493	2,799,161
Verint Systems, Inc.*	42,245	1,448,159
Viasat, Inc.*	95,404	2,843,993
Wabtech	69,162	2,101,142
aQuantive, Inc.*	89,994	2,219,252
		47,865,856
UTILITIES (0.5%)
PNM Resources, Inc.	32,366	1,006,583
TOTAL COMMON STOCKS (Cost: $183,436,671) 97.2%		$217,367,821

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.1%)
Federal Farm Credit Corp.	4.80%	01/02/07	$6,915,000	$6,912,234
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,912,234) 3.1%				6,912,234
TOTAL INVESTMENTS (Cost: $190,348,905) 100.3%				224,280,055
OTHER NET LIABILITIES -0.3%				(751,529)
NET ASSETS 100.0%				$223,528,526

  The total value of non-income producing investments was $140,178,884 or 62.5% of the Fund's total investments as of December 31, 2006.

The accompanying notes are an integral part of these financial statements.
33

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (5.5%)
Cytec Industries, Inc.	3,111	$175,803
Eastman Chemical Co.	3,939	233,622
Huntsman Corp.*	15,449	293,068
Lubrizol Corp.	3,438	172,347
Lyondell Chemical Co.	7,247	185,306
Sonoco Products Co.	11,614	442,029
Steel Dynamics, Inc.	6,177	200,444
Other Securities	3,688	110,751
		1,813,370
CONSUMER, CYCLICAL (12.3%)
Belo Corporation	12,368	227,200
Black & Decker Corp.	2,885	230,713
Circuit City Group, Inc.	12,441	236,130
Crown Holdings, Inc.*	24,462	511,745
Federated Dept Stores	3,890	148,326
Fortune Brands, Inc.	2,844	242,849
Johnson Controls, Inc.	4,805	412,846
Mohawk Industries, Inc.*	2,639	197,556
Newell Rubbermaid, Inc.	5,980	173,121
Office Depot, Inc.*	6,925	264,327
Polo Ralph Lauren Corp.	6,844	531,505
Rent-A-Center, Inc.*	6,476	191,107
V F Corp.	3,909	320,851
Whirlpool Corp.	2,616	217,180
Other Securities	2,081	166,845
		4,072,301
CONSUMER, NON-CYCLICAL (5.9%)
Clorox Co.	3,234	207,461
Coca-Cola Enterprises	9,736	198,809
Dean Foods Co.*	7,002	296,045
Kroger Co.	16,831	388,291
Reynolds American, Inc.	5,938	388,761
Tyson Foods, Inc.	9,804	161,276
Vector Group, Ltd.	18,619	330,487
		1,971,130
ENERGY (3.6%)
CNX Gas Corp.*	11,087	282,719
Frontier Oil Corp.	7,742	222,505
Grant Prideco, Inc.*	8,745	347,789
Range Resources Corp.	12,659	347,616
		1,200,629
FINANCIAL (34.0%)
American Financial Group	12,100	434,511
Ameriprise Financial, Inc.	2,825	153,963
Aon Corp.	7,046	249,006
Apartment Investment & Mgmt. Co.	6,554	367,155
Associated Banc-Corp.	9,698	338,266
Assurant, Inc.	4,109	227,022
Bear Stearns Cos., Inc.	3,338	543,360
CIT Group, Inc.	5,701	317,945
Comerica, Inc.	5,743	336,999
Conseco, Inc.*	11,244	224,655
Developers Divers Rlty.	5,972	375,937
E*Trade Financial Corp.*	9,563	214,402
Equity Office Properties	11,666	561,951
Equity Residential	9,113	462,485
First American Corp.	4,884	198,681

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
First Tennessee Natl. Bank	8,433	$352,331
Friedman, Billings, Ramsey Grp.	24,838	198,704
Fulton Financial Corp.	14,056	234,735
Genworth Financial, Inc.	9,248	316,374
Host Hotels & Resorts, Inc.	12,060	296,073
Huntington Bancshares, Inc.	13,204	313,595
ISHARES Russel Midcap	4,878	714,286
ISHARES Russel Midcap	5,913	590,354
KeyCorp.	11,085	421,563
M & T Bank Corp.	2,561	312,852
Peoples Bank	8,178	364,902
Principal Financial Group, Inc.	9,128	535,814
Radian Group, Inc.	5,532	298,230
StanCorp Financial	6,925	311,971
Vornado Realty Trust	5,097	619,286
Zions Bancorporation	4,560	375,926
		11,263,334
HEALTHCARE (3.5%)
CIGNA Corp.	3,175	417,735
Hillenbrand Industries, Inc.	3,019	171,872
Hospira, Inc.*	5,004	168,034
King Pharmaceuticals, Inc.*	11,369	180,994
McKesson Corp.	4,151	210,456
		1,149,091
INDUSTRIAL (8.4%)
Agnico-Eagle Mines, Ltd.	9,559	394,213
Alliant TechSystems, Inc.*	3,497	273,430
CSX Corp.	5,859	201,725
Donnelley R.R. & Sons	11,451	406,969
General Growth Pptys., Inc.	5,849	305,493
Mettler-Toledo International*	4,676	368,703
Southwest Airlines Co.	10,297	157,750
Textron, Inc.	3,175	297,720
Trinity Industries	7,767	273,398
Other Securities	2,781	104,927
		2,784,328
TECHNOLOGY (7.0%)
Arrow Electronics*	6,765	213,435
Computer Sciences Corp.*	2,735	145,967
DRS Technologies, Inc.	5,520	290,794
Electronic Data Systems Corp.	10,471	288,476
Intersil Corp. Cl A	5,318	127,207
McAfee, Inc.*	5,372	152,457
Medics Pharmaceutical Corp.	3,986	140,028
NCR Corp.*	4,191	179,207
Sybase, Inc.*	7,370	182,039
Tellabs, Inc.*	15,488	158,907
Xerox Corp.*	21,197	359,289
Other Securities	4,878	75,511
		2,313,317
TELECOMMUNICATIONS (1.4%)
CenturyTel, Inc.	7,331	320,071
Qwest Communications Intl.*	19,735	165,182
		485,253

The accompanying notes are an integral part of these financial statements.
34

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (13.7%)
American Electric Power, Inc.	11,937	$508,277
Constellation Energy Group	4,151	285,879
Edison International	9,922	451,253
Energen Corp.	10,183	477,990
Entergy Corp.	3,372	311,303
PG & E Corp.	9,680	458,154
PPL Corporation	12,144	435,241
Pepco Holdings, Inc.	13,862	360,551
Pinnacle West Capital Corp.	7,370	373,585
Sempra Energy	9,151	512,822
Sierra Pacific Resources*	21,552	362,720
		4,537,775
TOTAL COMMON STOCKS (Cost: $28,433,476) 95.3%		$31,590,528

* Non-income producing security

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.1%)
Federal Farm Credit Corp.	4.80%	01/02/07	$1,689,000	$1,688,324
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,688,324) 5.1%				1,688,324
TOTAL INVESTMENTS (Cost: $30,121,800) 100.4%				33,278,852
OTHER NET LIABILITIES -0.4%				(131,461)
NET ASSETS 100.0%				$33,147,391

  The total value of non-income producing investments was $5,914,216 or 17.8% of the Fund's total investments as of December 31, 2006.

The accompanying notes are an integral part of these financial statements.
35

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (5.7%)
Lyondell Chemical Co.	64,771	$1,656,194
Martin Marietta Materials, Inc.	13,844	1,438,530
Other Securities	592,984	17,281,614
		20,376,338
CONSUMER, CYCLICAL (13.3%)
Abercrombie & Fitch Co. Cl A	27,062	1,884,327
American Eagle Outfitters	61,537	1,920,570
CarMax, Inc.*	32,761	1,756,972
Polo Ralph Lauren Corp.	18,812	1,460,940
Other Securities	1,355,444	40,317,814
		47,340,623
CONSUMER, NON-CYCLICAL (2.2%)
Other Securities	223,488	7,989,930
ENERGY (5.8%)
ENSCO International, Inc.	46,570	2,331,294
Grant Prideco, Inc.*	39,266	1,561,609
NewField Exploration Company*	39,553	1,817,460
Noble Energy, Inc.	53,303	2,615,578
Pioneer Natural Resources Co.	37,603	1,492,463
Pride International, Inc.*	50,313	1,509,893
Other Securities	272,117	9,343,004
		20,671,301
FINANCIAL (17.7%)
AMB Property Corp.	27,390	1,605,328
Berkley (WR) Corp.	51,712	1,784,581
Developers Divers Rlty.	33,395	2,102,215
Edwards (A.G.), Inc.	23,313	1,475,480
Everest RE Group*	19,933	1,955,627
Fidelity National Financial, Inc.	67,581	1,613,834
Macerich Co.	22,022	1,906,445
Mercantile Bankshares Corp.	38,484	1,800,666
Old Republic Intl. Corp.	70,681	1,645,454
Regency Centers Corp.	21,132	1,651,888
Other Securities	1,301,139	45,858,356
		63,399,874
HEALTHCARE (10.0%)
Health Net, Inc.*	35,746	1,739,400
Omnicare, Inc.	37,238	1,438,504
Sepracor, Inc.*	33,596	2,068,842
Varian Medical Systems, Inc.*	39,585	1,883,058
Vertex Pharmaceutical*	38,515	1,441,231
Other Securities	754,652	27,181,915
		35,752,950

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIAL (17.4%)
C.H. Robinson Worldwide, Inc.	53,409	$2,183,894
Cameron International Corp.*	34,095	1,808,740
Dun & Bradstreet*	18,833	1,559,184
Expeditors Int'l Wash., Inc.	65,372	2,647,566
Jacobs Engineering Group, Inc.	18,113	1,476,934
Joy Global, Inc.	36,393	1,759,238
Manpower, Inc.	26,050	1,951,927
Precision Castparts Corp.	41,617	3,257,779
Other Securities	1,273,106	45,437,056
		62,082,318
TECHNOLOGY (14.7%)
Amphenol Corp Cl A	26,794	1,663,371
Cadence Design Systems, Inc.*	85,083	1,523,837
Harris Corp.	41,130	1,886,222
Lam Research Corp.*	43,697	2,211,942
MEMC Elect. Materials, Inc.*	51,132	2,001,306
Microchip Technology, Inc.	66,178	2,164,021
Other Securities	2,043,225	40,948,955
		52,399,654
TELECOMMUNICATIONS (0.6%)
Telephone & Data Systems, Inc.	31,922	1,734,322
Other Securities	75,813	346,465
		2,080,787
UTILITIES (8.3%)
Equitable Resources, Inc.	37,021	1,545,627
Oneok, Inc.	33,799	1,457,413
Pepco Holdings, Inc.	58,678	1,526,215
SCANA Corp.	35,725	1,451,150
Southwestern Energy Co.*	51,603	1,808,685
Wisconsin Energy Corp.	35,874	1,702,580
Other Securities	788,165	19,994,579
		29,486,249
TOTAL COMMON STOCKS (Cost: $278,331,722) 95.7%		$341,580,024

The accompanying notes are an integral part of these financial statements.
36

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
Other Securities (a)	—	—	$1,400,000	$1,393,078
U.S. GOVERNMENT AGENCIES (1.8%)
Federal Home Loan Bank	4.80%	01/02/07	6,320,000	6,317,472
COMMERCIAL PAPER (2.2%)
Novartis Finance	5.28	01/02/07	8,000,000	7,996,479
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,707,190) 4.4%				15,707,029
TEMPORARY CASH INVESTMENTS** (Cost: $14,500) 0.0% (1)				14,500
TOTAL INVESTMENTS (Cost: $294,053,412) 100.1%				357,301,553
OTHER NET LIABILITIES (0.1%)				(311,226)
NET ASSETS 100.0%				$356,990,327

(1)  Less than 0.05%.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

(a)  Certain of these securities have been segregated to cover initial margin requirements on open futures contracts.

  The total value of non-income producing investments was $117,060,807 or 32.8% of the Fund's total investments as of December 31, 2006.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
37 S&P 400 Index Futures Contracts	March 2007	$15,009,050	$(191,475)

Face Value of futures purchased and outstanding as a percentage of total investments in securities: 4.2%

The accompanying notes are an integral part of these financial statements.
37

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (1.1%)
Phelps Dodge Corp.	11,897	$1,424,309
Other Securities	27,400	1,094,356
		2,518,665
CONSUMER, CYCLICAL (5.3%)
Other Securities	297,048	12,097,060
CONSUMER, NON-CYCLICAL (5.4%)
CVS Corp.	48,519	1,499,722
PepsiCo, Inc.	28,063	1,755,341
Proctor & Gamble Co.	56,298	3,618,272
Wal-Mart Stores, Inc.	36,236	1,673,016
Other Securities	78,403	3,754,326
		12,300,677
ENERGY (6.2%)
Exxon Mobil Corp.	100,993	7,739,094
Halliburton Co.	60,136	1,867,223
Schlumberger, Ltd.	22,455	1,418,258
Transocean, Inc.*	18,759	1,517,416
Other Securities	31,900	1,717,781
		14,259,772
FINANCIAL (13.3%)
American Int'l. Group, Inc.	28,477	2,040,662
Bank of America Corp.	67,321	3,594,268
Bear Stearns Cos., Inc.	12,529	2,039,471
Citigroup, Inc.	56,710	3,158,747
Goldman Sachs Group, Inc.	7,180	1,431,333
J.P. Morgan Chase & Co.	42,710	2,062,893
Merrill Lynch & Co., Inc.	30,590	2,847,929
MetLife, Inc.	24,587	1,450,879
Wachovia Corp.	37,119	2,113,927
Wells Fargo & Company	86,546	3,077,576
Other Securities	92,271	6,796,884
		30,614,569

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (7.2%)
Abbott Laboratories	34,075	$1,659,793
Amgen, Inc.*	27,277	1,863,292
Johnson & Johnson	49,046	3,238,017
Medtronic, Inc.	26,732	1,430,429
Pfizer, Inc.	78,728	2,039,055
Wyeth	28,520	1,452,238
Other Securities	102,501	4,904,250
		16,587,074
INDUSTRIAL (7.6%)
General Electric Co.	137,548	5,118,161
Lockheed Martin Corp.	15,803	1,454,982
Other Securities	210,147	10,817,927
		17,391,070
TECHNOLOGY (8.7%)
Cisco Systems, Inc.*	102,287	2,795,503
Corning, Inc.*	73,204	1,369,646
Hewlett-Packard Co.	37,406	1,540,753
IBM Corp.	17,167	1,667,774
Intel Corp.	84,008	1,701,162
Microsoft Corp.	147,728	4,411,158
Other Securities	215,189	6,421,732
		19,907,728
TELECOMMUNICATIONS (1.8%)
AT&T	48,486	1,733,375
Verizon Communications	45,616	1,698,740
Other Securities	31,802	600,740
		4,032,855
UTILITIES (2.4%)
Exelon Corp.	30,166	1,866,974
Other Securities	54,964	3,701,437
		5,568,411
TOTAL COMMON STOCKS (Cost: $116,116,095) 59.0%		135,277,881

The accompanying notes are an integral part of these financial statements.
38

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.3%)
U.S. Treasury Strip	AAA	0.00%	08/15/21	$7,000,000	$3,400,047
U.S. Treasury Strip	AAA	0.00	02/15/17	3,000,000	1,856,112
					5,256,159
U.S. GOVERNMENT AGENCIES (15.0%)
MORTGAGE-BACKED OBLIGATIONS
FHLMC	AAA	5.00	06/15/17	4,000,000	3,954,300
FHLMC	AAA	—	—	1,591,982	1,567,454
FNMA	AAA	5.00	11/01/33	1,454,708	1,407,181
FNMA	AAA	5.50	05/01/34	1,646,445	1,628,794
FNMA	AAA	—	—	22,891,550	22,647,776
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,110,310
GNMA (1)	AAA	—	—	175,827	181,037
					34,496,852
BASIC MATERIALS (1.7%)
Other Securities		—	—	3,900,000	3,842,231
CONSUMER, CYCLICAL (3.8%)
Other Securities		—	—	8,888,068	8,633,925
CONSUMER, NON-CYCLICAL (1.3%)
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	1,000,000	1,041,826
Other Securities		—	—	2,000,000	1,976,519
					3,018,345
ENERGY (1.4%)
Other Securities		—	—	3,250,000	3,174,610
FINANCIAL (7.5%)
Berkley (WR) Corp.	BBB+	8.70	01/01/22	1,500,000	1,771,903
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	1,500,000	1,401,049
GE Capital Corp.	AAA	5.45	01/15/13	2,000,000	2,019,133
GMAC	BB+	0.00	12/01/12	2,500,000	1,655,017
Wells Fargo & Company	AA	3.50	04/04/08	250,000	244,823
Other Securities		—	—	10,161,200	10,076,478
					17,168,403
HEALTHCARE (0.8%)
Other Securities		—	—	1,750,000	1,735,945
INDUSTRIAL (1.9%)
Seariver Maritime	AAA	0.00	09/01/12	3,000,000	2,240,589
Other Securities		—	—	2,250,000	2,184,271
					4,424,860
TECHNOLOGY (0.4%)
Other Securities		—	—	1,000,000	1,017,783
TELECOMMUNICATIONS (0.4%)
Other Securities		—	—	1,000,000	982,685
UTILITIES (1.3%)
Other Securities		—	—	3,000,000	2,900,486
TOTAL LONG-TERM DEBT SECURITIES (Cost: $88,340,327) 37.8%					$86,652,284

*  The ratings are provided by Standard & Poor's Corporation/Moody's Investor Service, Inc.

The accompanying notes are an integral part of these financial statements.
39

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.7%)
Anheuser-Busch Co.	5.22%	01/02/07	$5,100,000	$5,097,781
Anheuser-Busch Co.	5.22	01/02/07	1,700,000	1,699,260
Novartis Finance	5.28	01/02/07	1,620,000	1,619,287
				8,416,328
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,416,328 ) 3.7%				8,416,328
TEMPORARY CASH INVESTMENTS** (Cost: $112,700) 0.0% (2)				112,700
TOTAL INVESTMENTS (Cost: $212,985,450 ) 100.5%				230,459,193
OTHER NET LIABILITIES -0.5%				(1,113,221)
NET ASSETS 100.0%				$229,345,972

Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
NMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

(1)  U.S. Government guaranteed security.

(2)  Less than 0.05%.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

  The total value of investments not rated or below-investment grade was $7,261,828, or 3.2% of the Fund's total investments as of December 31, 2006.

  The total value of non-income producing investments was $15,663,595 or 6.8% of the Fund's total investments as of December 31, 2006.

The accompanying notes are an integral part of these financial statements.
40

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	3,107,704	$3,903,854
Equity Index Fund (25.1%)	1,376,035	3,269,053
Mid Term Bond Fund (44.9%)	6,289,769	5,858,020
TOTAL INVESTMENTS (Cost: $12,941,485 ) 100.0%		13,030,927
OTHER NET ASSETS 0.0%		—
NET ASSETS 100.0%		$13,030,927

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.9%)	18,189,689	$22,849,634
Mid Cap Equity Index Fund (15.0%)	7,340,894	11,437,384
Equity Index Fund (35.1%)	11,276,029	26,788,507
Mid Term Bond Fund (20.0%)	16,362,495	15,239,324
TOTAL INVESTMENTS (Cost: $74,058,824) 100.0%		76,314,849
OTHER NET ASSETS 0.0%		—
NET ASSETS 100.0%		$76,314,849

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.9%)	14,411,231	$18,103,187
Mid Cap Equity Index Fund (20.0%)	9,305,857	14,498,869
Equity Index Fund (45.1%)	13,783,741	32,746,089
Small Cap Growth Fund (5.0%)	3,058,609	3,632,749
Small Cap Value Fund (5.0%)	2,947,396	3,640,903
TOTAL INVESTMENTS (Cost: $69,512,897) 100.0%		72,621,797
OTHER NET ASSETS 0.0%		—
NET ASSETS 100.0%		$72,621,797

The accompanying notes are an integral part of these financial statements.
41

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Rating*	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (20.7%)
FHLB	AAA	5.16%	01/19/07	$12,192,000	$12,157,045
FHLB	AAA	4.95	01/02/07	3,427,000	3,425,586
FHLMC	AAA	5.21	01/23/07	20,000,000	19,930,503
FNMA	AAA	5.20	01/24/07	14,000,000	13,949,430
					49,462,564
COMMERCIAL PAPER (79.3%)
7-Eleven Inc	A1+/P1	5.22	01/12/07	6,700,000	6,687,339
Abbott Labs	A1+/P1	5.21	01/16/07	5,800,000	5,785,668
Abbott Labs	A1+/P1	5.25	01/09/07	1,000,000	998,535
Alabama Power Co.	A1/P1	5.28	01/05/07	3,908,000	3,904,557
Alabama Power Co.	A1/P1	5.27	01/05/07	2,422,000	2,419,872
American Express Credit Corp.	A1/P1	5.26	01/12/07	7,000,000	6,986,702
Anheuser-Busch Co.	A1/P1	5.23	01/02/07	7,000,000	6,996,949
Archer Daniels	A1/P1	5.23	01/16/07	1,200,000	1,197,023
Archer Daniels	A1/P1	5.25	01/17/07	600,000	598,415
Archer Daniels Midland	A1/P1	5.24	01/31/07	5,000,000	4,976,537
Becton Dickinson & Co.	A1/P1	5.21	01/31/07	6,800,000	6,768,408
Caterpillar, Inc.	A1/P1	5.25	01/05/07	7,000,000	6,993,874
Coca-Cola Company	A1/P1	5.20	01/04/07	7,000,000	6,994,944
Coca-Cola Enterprises	A1/P1	5.26	02/02/07	2,400,000	2,388,072
Coca-Cola Enterprises	A1/P1	5.22	01/24/07	2,300,000	2,291,633
Coca-Cola Enterprises	A1/P1	5.24	01/26/07	2,100,000	2,091,734
Colgate-Palmolive Corp.	A1+/P1	5.22	01/19/07	7,000,000	6,979,697
Emerson Electric	A1/P1	5.25	01/08/07	1,500,000	1,498,028
Emerson Electric Co.	A1/P1	5.25	01/02/07	5,272,000	5,269,690
General Electric Capital Corp.	A1+/P1	5.25	01/26/07	2,000,000	1,992,087
General Electric Capital Corp.	A1+/P1	5.24	02/06/07	1,000,000	994,428
General Electric Capital Corp.	A1+/P1	5.24	01/16/07	800,000	798,012
General Electric Capital Corp.	A1+/P1	5.29	01/23/07	712,000	709,500
General Electric Capital Corp.	A1+/P1	5.24	02/14/07	600,000	595,957
General Electric Capital Corp.	A1+/P1	5.25	01/16/07	415,000	413,962
General Electric Co.	A1+/P1	5.23	03/29/07	1,500,000	1,480,262
Hershey Foods	A1/P1	5.20	01/23/07	4,700,000	4,683,688
IBM Corp.	A1/P1	5.23	01/16/07	6,800,000	6,783,181
Johnson & Johnson	A1+/P1	5.23	01/12/07	6,900,000	6,886,963
Kimberly-Clark Worldwide	A1+/P1	5.25	01/29/07	6,700,000	6,670,640
National Rural Utilities	A1/P1	5.25	01/16/07	2,200,000	2,194,531
National Rural Utilities	A1/P1	5.26	01/16/07	1,800,000	1,795,519
National Rural Utilities	A1/P1	5.27	01/11/07	1,225,000	1,222,845
National Rural Utilities	A1/P1	5.25	01/09/07	1,200,000	1,198,240
National Rural Utilities	A1/P1	5.30	01/10/07	375,000	374,390
Nestle Capital Corp.	A1+/P1	5.22	02/01/07	2,900,000	2,886,075
Nestle Capital Corp.	A1+/P1	5.22	01/17/07	2,000,000	1,994,755
Nestle Capital Corp.	A1+/P1	5.23	01/11/07	1,000,000	998,255
Nestle Capital Corp.	A1+/P1	5.21	02/28/07	850,000	842,592
New Jersey Natural Gas	A1/P1	5.24	01/08/07	6,700,000	6,691,208
Novartis Finance	A1+/P1	5.28	01/02/07	6,000,000	5,997,360

The accompanying notes are an integral part of these financial statements.
42

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rating*	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES: (Continued)
COMMERCIAL PAPER (CONTINUED)
Novartis Finance	A1+/P1	5.30%	01/02/07	$1,000,000	$999,558
Pitney Bowes	A1/P1	5.29	01/03/07	7,000,000	6,995,885
Procter & Gamble	A1+/P1	5.21	01/16/07	3,000,000	2,992,595
Procter & Gamble	A1+/P1	5.22	02/22/07	3,000,000	2,976,476
Procter & Gamble	A1+/P1	5.23	02/22/07	800,000	793,714
Siemens Capital	A1+/P1	5.26	01/30/07	5,700,000	5,674,171
Siemens Capital	A1+/P1	5.26	01/19/07	1,100,000	1,096,781
UPS	A1+/P1	5.20	01/12/07	7,000,000	6,986,854
Unilever Capital	A1/P1	5.27	01/02/07	7,065,000	7,061,897
Washington Gas Light Co.	A1/P1	5.26	01/05/07	5,150,000	5,145,471
Washington Gas Light Co.	A1/P1	5.24	01/04/07	1,700,000	1,698,760
XTRA, Inc.	A1+/P1	5.35	01/16/07	1,300,000	1,296,711
XTRA, Inc.	A1+/P1	5.27	01/09/07	1,200,000	1,198,238
XTRA, Inc.	A1+/P1	5.26	01/03/07	1,150,000	1,149,326
XTRA, Inc.	A1+/P1	5.30	01/12/07	1,100,000	1,097,891
XTRA, Inc.	A1+/P1	5.35	01/08/07	1,030,000	1,028,620
XTRA, Inc.	A1+/P1	5.26	01/04/07	1,000,000	999,266
					189,224,341
TOTAL INVESTMENTS (Cost: $238,687,246) 100.0%					238,686,905
OTHER NET ASSETS 0.0% (1)					2,564
NET ASSETS 100.0%					$238,689,469

(1)  Less than 0.05%.

*  The ratings are provided by Standard & Poor's Corporation/Moody's Investor Service, Inc.

Abbreviations: FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.
43

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.5%)
U.S. Treasury Note	AAA	5.00%	08/15/11	$3,000,000	$3,041,952
U.S. Treasury Note	AAA	4.00	11/15/12	2,000,000	1,931,016
U.S. Treasury Strip	AAA	0.00	05/15/13	8,500,000	6,325,947
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	3,810,590
U.S. Treasury Strip	AAA	0.00	11/15/08	4,000,000	3,659,428
					18,768,933
U.S. GOVERNMENT AGENCIES -
MORTGAGE-BACKED OBLIGATIONS (4.9%)
FHLMC	AAA	5.00	06/15/17	3,000,000	2,965,724
FHLMC	AAA	—	—	1,089,905	1,093,124
FNMA	AAA	4.50	10/25/17	641,677	636,072
FNMA	AAA	—	—	444,774	445,903
Other Securities	AAA	—	—	63,979	64,385
					5,205,208
U.S. GOVERNMENT AGENCIES -
NON-MORTGAGE-BACKED OBLIGATION (39.0%)
FFCB	AAA	5.10	08/05/13	5,000,000	5,033,130
FHLB	AAA	3.00	04/15/09	3,500,000	3,356,462
FHLB	AAA	3.75	08/18/09	3,500,000	3,396,320
FHLB	AAA	5.75	05/15/12	4,500,000	4,669,781
FHLMC	AAA	3.88	06/15/08	3,750,000	3,686,816
FHLMC	AAA	3.63	09/15/08	1,500,000	1,465,355
FHLMC	AAA	6.63	09/15/09	5,000,000	5,207,495
FHLMC	AAA	5.63	03/15/11	3,250,000	3,333,506
FNMA	AAA	3.25	02/15/09	500,000	482,428
FNMA	AAA	4.25	05/15/09	2,000,000	1,967,980
FNMA	AAA	6.63	09/15/09	5,500,000	5,726,837
FNMA	AAA	4.38	09/15/12	3,500,000	3,400,597
					41,726,707
BASIC MATERIALS (2.2%)
Bemis Co.	A	4.88	04/01/12	500,000	484,903
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	487,434
Other Securities	.	—	—	1,360,000	1,372,917
					2,345,254
CONSUMER, CYCLICAL (5.6%)
Caterpillar Fin. Svc.	A	2.63	01/30/07	500,000	499,001
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	500,000	486,457
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	488,343
Target Corp.	A+	5.38	06/15/09	1,000,000	1,005,676
Other Securities		—	—	3,615,000	3,558,035
					6,037,512
CONSUMER, NON-CYCLICAL (3.5%)
CVS Corp.	BBB+	6.13	08/15/16	500,000	515,898
Campbell Soup Co.	A	5.50	03/15/07	500,000	500,104
Safeway, Inc.	BBB-	4.13	11/01/08	500,000	488,367
Other Securities		—	—	2,250,000	2,225,368
					3,729,737

The accompanying notes are an integral part of these financial statements.
44

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
ENERGY (4.2%)
AGL Capital Corporation	BBB+	6.38%	07/15/16	$500,000	$517,149
Halliburton Co.	BBB+	5.50	10/15/10	500,000	499,112
Premco Refining Group	BBB	7.50	06/15/15	500,000	522,888
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	500,000	485,678
Other Securities		—	—	2,550,000	2,464,423
					4,489,250
FINANCIAL (11.7%)
American Honda Fin. (a)	A+	3.85	11/06/08	700,000	683,080
Bank of America Corp.	A+	5.75	08/15/16	500,000	510,313
Bank of America Corp.	AA-	5.38	08/15/11	250,000	251,728
Bank of Oklahoma	BBB+	7.13	08/15/07	600,000	605,538
Ford Motor Credit Co.	B	7.38	10/28/09	750,000	751,598
GE Capital Corp.	AAA	5.00	01/08/16	500,000	488,641
MACK-CALI Realty LP	BBB	5.80	01/15/16	500,000	501,381
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	500,000	516,297
SLM Corp.	A	4.00	01/15/09	500,000	488,897
Simon Property Gp. (a)	A-	4.88	08/15/10	500,000	493,066
Wachovia Bank	A+	5.60	03/15/16	500,000	504,888
Other Securities		—	—	6,770,000	6,714,659
					12,510,086
HEALTHCARE (2.1%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	506,905
Allergan, Inc.	A	5.75	04/01/16	500,000	505,664
WellPoint, Inc.	BBB+	5.00	01/15/11	500,000	493,899
Other Securities		—	—	790,000	772,279
					2,278,747
INDUSTRIAL (3.3%)
Deluxe Corp.	BB-	3.50	10/01/07	750,000	733,125
ERP Operating LP	A-	5.38	08/01/16	500,000	494,775
Masco Corp.	BBB+	4.80	06/15/15	500,000	456,592
Masco Corp.	BBB+	5.88	07/15/12	300,000	300,332
Other Securities		—	—	1,620,000	1,590,376
					3,575,200
TECHNOLOGY (1.2%)
General Dynamics Corporation	A	4.50	08/15/10	500,000	489,382
Other Securities		—	—	750,000	750,575
					1,239,957
TELECOMMUNICATIONS (0.2%)
Other Securities		—	—	250,000	244,688
UTILITIES (2.5%)
Duke Energy Corp.	BBB+	4.50	04/01/10	500,000	488,143
Telecom de Puerto Rico	BBB+	6.80	05/15/09	500,000	510,385
Other Securities		—	—	1,785,000	1,722,021
					2,720,549
TOTAL LONG-TERM DEBT SECURITIES (Cost: $106,041,895 ) 97.9%					$104,871,828

* Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.
45

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.0%)
Novartis Finance	5.28%	01/02/07	$1,060,000	$1,059,534
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,059,534) 1.0%				1,059,534
TEMPORARY CASH INVESTMENTS** (Cost: $11,200) 0.0% (3)				11,200
TOTAL INVESTMENTS (Cost: $107,112,629) 98.9%				105,942,562
OTHER NET ASSETS 1.1%				1,134,474
NET ASSETS 100.0%				$107,077,036

Abbreviations: FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

  The total value of investments not rated or below-investment grade was $2,411,704, or 2.3% of the Fund's total investments as of December 31, 2006.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

(a)  Rule 144a restricted security

The accompanying notes are an integral part of these financial statements.
46

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2006

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.8%)
U.S. Treasury Strip	AAA	0.00%	02/15/17	$15,000,000	$9,280,560
U.S. Treasury Strip	AAA	0.00	05/15/14	10,000,000	7,094,920
					16,375,480
U.S. GOVERNMENT AGENCIES -
MORTGAGE-BACKED OBLIGATIONS (34.4%)
FHLMC	AAA	—	—	2,256,537	2,265,167
FNMA	AAA	5.00	09/01/35	5,505,088	5,316,494
FNMA	AAA	5.50	10/01/34	4,821,697	4,770,004
FNMA	AAA	5.50	07/01/33	4,181,562	4,138,935
FNMA	AAA	5.50	08/01/35	4,042,821	3,996,644
FNMA	AAA	5.50	03/01/24	3,917,382	3,896,522
FNMA	AAA	5.00	11/01/33	3,692,720	3,572,075
FNMA	AAA	5.00	10/01/20	3,126,096	3,073,274
FNMA	AAA	5.00	01/01/34	2,866,338	2,772,692
FNMA	AAA	6.00	04/01/33	2,671,760	2,696,143
FNMA	AAA	5.50	07/01/34	2,719,455	2,690,299
FNMA	AAA	4.50	05/01/18	2,762,897	2,671,860
FNMA	AAA	5.50	10/01/33	2,680,041	2,652,721
FNMA	AAA	4.00	05/01/19	2,635,122	2,483,450
FNMA	AAA	6.50	05/01/32	2,419,484	2,474,941
FNMA	AAA	5.00	06/01/33	2,529,459	2,446,819
FNMA	AAA	5.00	09/01/20	2,415,437	2,374,624
FNMA	AAA	6.00	01/01/37	2,355,000	2,370,946
FNMA	AAA	6.00	12/01/36	2,300,000	2,315,573
FNMA	AAA	6.00	05/01/32	2,282,844	2,303,677
FNMA	AAA	6.00	11/01/34	2,266,486	2,283,473
FNMA	AAA	5.00	04/01/35	2,349,384	2,268,899
FNMA	AAA	5.50	11/01/26	2,273,642	2,258,952
FNMA	AAA	4.50	06/01/34	2,372,327	2,226,296
FNMA	AAA	6.00	05/01/23	2,177,407	2,204,726
FNMA	AAA	—	—	42,437,325	41,907,611
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,110,310
GNMA (1)	AAA	—	—	784,926	807,669
					118,350,796
U.S GOVERNMENT AGENCIES -
NON-MORTGAGE-BACKED OBLIGATION (4.0%)
AID - Sri Lanka	AAA	6.59	09/15/28	4,000,000	4,045,520
FHLMC	AAA	5.20	03/05/19	10,000,000	9,722,120
					13,767,640
BASIC MATERIALS (4.7%)
Lyondell Chemical Co.	B+	10.25	11/01/10	5,000,000	5,525,000
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,281,250
Other Securities		—	—	7,500,000	7,430,210
					16,236,460
CONSUMER, CYCLICAL (11.4%)
Johnson Controls, Inc.	A-	4.88	09/15/13	2,500,000	2,387,063
Kellwood, Co.	BB	7.88	07/15/09	4,000,000	4,057,396
Newell Rubbermaid	BBB+	4.63	12/15/09	2,500,000	2,441,713
Target Corp.	A+	5.38	06/15/09	3,250,000	3,268,447
Other Securities		—	—	27,595,170	26,873,113
					39,027,732

The accompanying notes are an integral part of these financial statements.
47

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
CONSUMER, NON-CYCLICAL (3.2%)
Other Securities		—	—	$11,000,000	$10,931,962
ENERGY (3.4%)
Other Securities		—	—	11,750,000	11,601,298
FINANCIAL (18.8%)
BOAA	AAA	5.75%	05/25/33	3,500,000	3,423,165
Berkley (WR) Corp.	BBB+	8.70	01/01/22	5,000,000	5,906,345
Deere Capital Corp.	A	3.90	01/15/08	2,500,000	2,465,085
Executive Risk, Inc.	A	7.13	12/15/07	5,000,000	5,069,060
Fairfax Fin. Hldgs.	BB	8.25	10/01/15	2,500,000	2,462,500
First Horizon Mtge.Trust	AAA	5.00	06/25/33	2,599,957	2,570,908
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	5,000,000	4,670,165
Ford Motor Credit Co.	B	7.38	10/28/09	3,000,000	3,006,390
GMAC	BB+	0.00	12/01/12	10,000,000	6,620,070
National City Bank	A+	3.38	10/15/07	2,250,000	2,211,570
SLM Corp.	A	4.00	01/15/09	2,250,000	2,200,037
Simon Property Group Inc. (a)	A-	7.88	03/15/16	5,000,000	5,812,270
Other Securities		—	—	18,250,000	18,254,129
					64,671,694
HEALTHCARE (2.4%)
UnitedHealth Group	A	3.38	08/15/07	2,500,000	2,469,288
Other Securities		—	—	5,750,000	5,728,057
					8,197,345
INDUSTRIAL (4.8%)
Seariver Maritime	AAA	0.00	09/01/12	10,000,000	7,468,630
Other Securities		—	—	9,250,000	9,008,232
					16,476,862
TECHNOLOGY (1.2%)
Other Securities		—	—	4,000,000	4,071,130
TELECOMMUNICATIONS (1.7%)
Other Securities		—	—	6,000,000	5,983,852
UTILITIES (2.9%)
Other Securities		—	—	10,250,000	9,871,191
TOTAL LONG-TERM DEBT SECURITIES (Cost: $338,449,234 ) 97.7%					$335,563,442

* Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.
48

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2006

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.1%)
Novartis Finance	5.28%	01/02/07	$7,270,000	$7,266,801
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,266,801) 2.1%				7,266,801
TEMPORARY CASH INVESTMENTS** (Cost: $13,800) 0.0% (2)				13,800
TOTAL INVESTMENTS (Cost: $345,729,835) 99.8%				342,844,043
OTHER NET ASSETS 0.2%				645,788
NET ASSETS 100.0%				$343,489,831

Abrreviations: FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association

(1)  U.S. Government guaranteed security.

(2)  Less than 0.05%.

(a)  Rule 144a restricted security

  The total value of investments not rated or below-investment grade was $33,170,422, or 9.7% of the Fund's total investments as of December 31, 2006.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

The accompanying notes are an integral part of these financial statements.
49

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund
ASSETS:
Investments at market value (Cost: Equity Index Fund — $634,751,442, All America Fund — $341,269,230, Small Cap Value Fund — $234,400,400, Small Cap Growth Fund — $190,348,905, Mid-Cap Value Fund — $30,121,800, Mid-Cap Equity Index Fund — $294,053,412, Composite Fund — $212,985,450, Conservative Allocation Fund — $12,941,485, Moderate Allocation Fund — $74,058,824, Aggressive Allocation Fund — $69,512,897, Money Market Fund — $238,687,246, Mid-Term Bond Fund — $107,112,629, Bond Fund — $345,729,835) (Notes 1 and 3)	$810,429,853	$424,552,310	$250,197,967	$224,280,055	$33,278,852	$357,301,553	$230,459,193
Cash	7,975	—	3,108	243,723	3,069	97	3,049
Interest and dividends receivable	1,060,160	531,254	507,697	83,232	51,328	234,492	870,534
Receivable for securities sold	122,194	1,193,297	3,863,053	—	86,817	159,579	404,273
TOTAL ASSETS	811,620,182	426,276,861	254,571,825	224,607,010	33,420,066	357,695,721	231,737,049
LIABILITIES:
Payable for securities purchased	—	2,760,571	8,325,720	1,078,484	272,675	603,644	2,391,077
Payable for daily variation margin on future contracts	122,850	24,300	—	—	—	101,750	—
Other	—	25,110	—	—	—	—	—
TOTAL LIABILITIES	122,850	2,809,981	8,325,720	1,078,484	272,675	705,394	2,391,077
NET ASSETS	$811,497,332	$423,466,880	$246,246,105	$223,528,526	$33,147,391	$356,990,327	$229,345,972
NUMBER OF SHARES OUTSTANDING (Note 4)	341,581,939	211,396,296	199,327,799	188,200,676	27,416,448	229,128,404	148,173,743
NET ASSET VALUES, offering and redemption price per share	$2.38	$2.00	$1.24	$1.19	$1.21	$1.56	$1.55
COMPONENTS OF NET ASSETS:
Paid-in capital	$638,326,898	$338,015,309	$228,974,946	$186,345,700	$29,830,563	$289,859,794	$247,475,125
Accumulated undistributed net investment income (loss)	496,438	4,562,788	—	—	—	800,096	4,723,923
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(3,038,727)	(2,390,110)	1,473,592	3,251,676	159,776	3,273,771	(40,326,819)
Unrealized appreciation (depreciation) of investments and futures contracts	175,712,723	83,278,893	15,797,567	33,931,150	3,157,052	63,056,666	17,473,743
NET ASSETS	$811,497,332	$423,466,880	$246,246,105	$223,528,526	$33,147,391	$356,990,327	$229,345,972

The accompanying notes are an integral part of these financial statements.
50

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
ASSETS:
Investments at market value (Cost: Equity Index Fund — $634,751,442, All America Fund — $341,269,230, Small Cap Value Fund — $234,400,400, Small Cap Growth Fund — $190,348,905, Mid-Cap Value Fund — $30,121,800, Mid-Cap Equity Index Fund — $294,053,412, Composite Fund — $212,985,450, Conservative Allocation Fund — $12,941,485, Moderate Allocation Fund — $74,058,824, Aggressive Allocation Fund — $69,512,897, Money Market Fund — $238,687,246, Mid-Term Bond Fund — $107,112,629, Bond Fund — $345,729,835) (Notes 1 and 3)	$13,030,927	$76,314,849	$72,621,797	$238,686,905	$105,942,562	$342,844,043
Cash	—	—	—	2,564	57	10
Interest and dividends receivable	—	—	—	—	1,130,560	3,025,125
Receivable for securities sold	—	—	—	—	3,857	—
TOTAL ASSETS	13,030,927	76,314,849	72,621,797	238,689,469	107,077,036	345,869,178
LIABILITIES:
Payable for securities purchased	—	—	—	—	—	2,379,347
Payable for daily variation margin on future contracts	—	—	—	—	—	—
Other	—	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—	2,379,347
NET ASSETS	$13,030,927	$76,314,849	$72,621,797	$238,689,469	$107,077,036	$343,489,831
NUMBER OF SHARES OUTSTANDING (Note 4)	12,771,880	66,772,504	57,189,062	197,536,255	114,968,714	273,438,408
NET ASSET VALUES, offering and redemption price per share	$1.02	$1.14	$1.27	$1.21	$0.93	$1.26
COMPONENTS OF NET ASSETS:
Paid-in capital	$13,049,066	$74,259,115	$69,516,039	$238,439,005	$109,446,438	$372,313,201
Accumulated undistributed net investment income (loss)	19,051	51,695	66,675	259,187	43,767	1,181,762
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(126,632)	(251,986)	(69,817)	(8,382)	(1,243,102)	(27,119,340)
Unrealized appreciation (depreciation) of investments and futures contracts	89,442	2,256,025	3,108,900	(341)	(1,170,067)	(2,885,792)
NET ASSETS	$13,030,927	$76,314,849	$72,621,797	$238,689,469	$107,077,036	$343,489,831

The accompanying notes are an integral part of these financial statements.
51

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$13,861,361	$6,732,910	$2,008,296	$416,238	$453,607	$4,887,984	$2,334,738
Interest	960,644	808,236	385,810	175,854	103,938	808,277	4,869,272
Total income	14,822,005	7,541,146	2,394,106	592,092	557,545	5,696,261	7,204,010
EXPENSES:
Investment advisory fees (Note 2)	677,281	1,765,871	813,412	729,201	135,517	338,099	980,544
Accounting and recordkeeping expenses	267,141	138,096	23,077	23,608	5,412	129,829	81,566
Shareholders reports	34,241	17,701	2,958	3,026	694	16,641	10,455
Custodian expenses	54,148	107,284	15,817	19,947	10,210	39,851	41,359
Independent directors' fees and expenses	17,982	16,851	12,051	13,812	11,764	17,479	17,900
Audit	75,761	39,163	6,544	6,695	1,535	36,819	23,131
Licenses	74,069	20,995	—	—	—	41,459	—
Other	49,002	25,332	4,233	4,330	991	23,815	14,962
Total expenses before reimbursement	1,249,625	2,131,293	878,092	800,619	166,123	643,992	1,169,917
Expense reimbursement (Note 2)	(214,061)	(135,383)	(12,503)	(17,575)	(8,591)	(118,953)	(79,314)
Net Expenses	1,035,564	1,995,910	865,589	783,044	157,532	525,039	1,090,603
Net Investment Income (Loss)	13,786,441	5,545,236	1,528,517	(190,952)	400,013	5,171,222	6,113,407
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	12,187,318	31,102,372	3,718,208	9,242,313	378,136	22,568,298	5,468,807
Net realized gain (loss) on futures contracts	1,468,758	946,965	—	—	—	99,619	—
	13,656,076	32,049,337	3,718,208	9,242,313	378,136	22,667,917	5,468,807
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	81,958,877	22,316,243	15,458,945	12,504,469	2,711,947	6,002,037	11,584,858
Net unrealized appreciation (depreciation) of futures contracts	371,288	119,663	—	—	—	176,525	—
	82,330,165	22,435,906	15,458,945	12,504,469	2,711,947	6,178,562	11,584,858
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	95,986,241	54,485,243	19,177,153	21,746,782	3,090,083	28,846,479	17,053,665
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$109,772,682	$60,030,479	$20,705,670	$21,555,830	$3,490,096	$34,017,701	$23,167,072

(a)  The Allocation Funds incur no other advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.
52

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$452,679		$2,125,838		$1,658,329		$—	$—	$—
Interest	—		—		—		9,183,749	3,571,703	18,363,404
Total income	452,679		2,125,838		1,658,329		9,183,749	3,571,703	18,363,404
EXPENSES:
Investment advisory fees (Note 2)	—	(a)	—	(a)	—	(a)	316,601	350,151	1,497,991
Accounting and recordkeeping expenses	—		—		—		49,709	23,059	126,749
Shareholders reports	—		—		—		6,372	2,955	16,247
Custodian expenses	—		—		—		34,132	8,990	22,523
Independent directors' fees and expenses	—		—		—		13,944	14,355	18,215
Audit	—		—		—		14,097	6,540	35,945
Licenses	—		—		—		—	—	—
Other	—		—		—		9,118	4,229	23,250
Total expenses before reimbursement	—		—		—		443,973	410,279	1,740,920
Expense reimbursement (Note 2)	—		—		—		(46,391)	(25,782)	(101,561)
Net Expenses	—		—		—		397,582	384,497	1,639,359
Net Investment Income (Loss)	452,679		2,125,838		1,658,329		8,786,167	3,187,206	16,724,045
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	83,210		1,668,541		3,262,896		24	(557,134)	(2,938,762)
Net realized gain (loss) on futures contracts	—		—		—		—	—	—
	83,210		1,668,541		3,262,896		24	(557,134)	(2,938,762)
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	266,775		2,086,148		1,853,052		454	875,588	1,624,799
Net unrealized appreciation (depreciation) of futures contracts	—		—		—		—	—	—
	266,775		2,086,148		1,853,052		454	875,588	1,624,799
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	349,985		3,754,689		5,115,948		478	318,454	(1,313,963)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$802,664		$5,880,527		$6,774,277		$8,786,645	$3,505,660	$15,410,082

The accompanying notes are an integral part of these financial statements.
53

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Equity Index Fund		All America Fund		Small Cap Value Fund
	2006	2005	2006	2005	2006	2005(b)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$13,786,441	$12,607,717	$5,545,236	$4,963,123	$1,528,517	$161,101
Net realized gain (loss) on investments and futures contracts	13,656,076	16,241,495	32,049,337	41,998,229	3,718,208	371,282
Unrealized appreciation (depreciation) of investments and futures contracts	82,330,165	5,084,383	22,435,906	(32,508,783)	15,458,945	338,622
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	109,772,682	33,933,595	60,030,479	14,452,569	20,705,670	871,005
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(13,998,891)	(11,157,235)	(5,801,768)	(1,487,487)	(1,537,335)	(154,687)
From capital gains	(17,677,823)	(14,754,098)	(40,507,083)	(33,401,686)	(2,487,356)	(126,138)
Total distributions	(31,676,714)	(25,911,333)	(46,308,851)	(34,889,173)	(4,024,691)	(280,825)
CAPITAL SHARE TRANSACTIONS (Notes 4 and 6):
Net proceeds from sale of shares	45,027,919	72,178,177	7,538,927	9,541,654	31,430,245	40,058,358
Dividends reinvested	31,676,714	25,911,333	46,308,851	34,889,172	4,024,691	280,825
Proceeds from fund reorganizations (Note 6)	—	—	—	—	169,534,350	—
Cost of shares redeemed	(69,077,427)	(102,155,792)	(50,614,468)	(75,212,021)	(9,270,751)	(7,082,772)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	7,627,206	(4,066,282)	3,233,310	(30,781,195)	195,718,535	33,256,411
INCREASE (DECREASE) IN NET ASSETS	85,723,174	3,955,980	16,954,938	(51,217,799)	212,399,514	33,846,591
NET ASSETS, BEGINNING OF PERIOD	725,774,158	721,818,178	406,511,942	457,729,741	33,846,591	—
NET ASSETS, END OF PERIOD	$811,497,332	$725,774,158	$423,466,880	$406,511,942	$246,246,105	$33,846,591
OTHER INFORMATION:
Shares outstanding at the beginning of period	339,245,640	341,035,099	209,390,329	223,626,559	31,714,079	—
Shares sold	19,704,936	34,348,696	3,682,180	4,805,388	26,938,491	38,192,504
Shares issued as reinvestment of dividends	13,427,417	12,098,877	23,099,870	17,922,112	3,270,732	260,950
Shares issued in connection with fund reorganizations (Note 6)	—	—	—	—	145,227,730	—
Shares redeemed	(30,796,054)	(48,237,032)	(24,776,083)	(36,963,730)	(7,823,233)	(6,739,375)
Net increase (decrease)	2,336,299	(1,789,459)	2,005,967	(14,236,230)	167,613,720	31,714,079
Shares outstanding at the end of period	341,581,939	339,245,640	211,396,296	209,390,329	199,327,799	31,714,079

(b) For the period July 1, 2005 (Date of Inception) to December 31, 2005.

The accompanying notes are an integral part of these financial statements.
54

	Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
	2006	2005(b)	2006	2005(b)	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(190,952)	$(350)	$400,013	$70,577	$5,171,222	$4,411,409
Net realized gain (loss) on investments and futures contracts	9,242,313	(521,227)	378,136	(212)	22,667,917	22,009,933
Unrealized appreciation (depreciation) of investments and futures contracts	12,504,469	975,883	2,711,947	445,105	6,178,562	12,446,860
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,555,830	454,306	3,490,096	515,470	34,017,701	38,868,202
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	(388,178)	(64,584)	(5,364,688)	(4,436,689)
From capital gains	(4,977,945)	—	(235,976)	—	(22,309,971)	(19,851,398)
Total distributions	(4,977,945)	—	(624,154)	(64,584)	(27,674,659)	(24,288,087)
CAPITAL SHARE TRANSACTIONS (Notes 4 and 6):
Net proceeds from sale of shares	27,231,756	30,294,715	21,479,086	17,024,729	32,420,061	65,055,325
Dividends reinvested	4,977,945	—	624,154	64,584	27,674,659	24,288,087
Proceeds from fund reorganizations (Note 6)	169,534,395	—	—	—	—	—
Cost of shares redeemed	(19,022,097)	(6,520,379)	(3,025,444)	(6,336,546)	(66,976,767)	(41,392,768)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	182,721,999	23,774,336	19,077,796	10,752,767	(6,882,047)	47,950,644
INCREASE (DECREASE) IN NET ASSETS	199,299,884	24,228,642	21,943,738	11,203,653	(539,005)	62,530,759
NET ASSETS, BEGINNING OF PERIOD	24,228,642	—	11,203,653	—	357,529,332	294,998,573
NET ASSETS, END OF PERIOD	$223,528,526	$24,228,642	$33,147,391	$11,203,653	$356,990,327	$357,529,332
OTHER INFORMATION:
Shares outstanding at the beginning of period	22,964,804	—	10,540,041	—	233,305,253	201,869,864
Shares sold	23,519,364	29,215,716	18,979,609	16,588,121	20,176,349	43,090,777
Shares issued as reinvestment of dividends	4,191,202	—	516,772	60,408	17,814,367	15,794,620
Shares issued in connection with fund reorganizations (Note 6)	154,363,827	—	—	—	—	—
Shares redeemed	(16,838,521)	(6,250,912)	(2,619,974)	(6,108,488)	(42,167,565)	(27,450,008)
Net increase (decrease)	165,235,872	22,964,804	16,876,407	10,540,041	(4,176,849)	31,435,389
Shares outstanding at the end of period	188,200,676	22,964,804	27,416,448	10,540,041	229,128,404	233,305,253

The accompanying notes are an integral part of these financial statements.
55

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
For the Years Ended December 31,

	Composite Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	2006	2005	2006	2005	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$6,113,407	$5,987,002	$452,679	$337,442	$2,125,838	$1,516,270	$1,658,329	$967,997
Net realized gain (loss) on investments and futures contracts	5,468,807	5,338,875	83,210	131,899	1,668,541	1,121,198	3,262,896	1,332,695
Unrealized appreciation (depreciation) of investments and futures contracts	11,584,858	(9,535,117)	266,775	(218,500)	2,086,148	(509,418)	1,853,052	81,434
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,167,072	1,790,760	802,664	250,841	5,880,527	2,128,050	6,774,277	2,382,126
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(5,905,979)	(5,978,084)	(416,761)	(316,515)	(2,160,569)	(1,434,825)	(1,599,186)	(817,301)
From capital gains	—	—	(221,257)	(102,125)	(1,885,795)	(1,086,067)	(3,334,117)	(1,474,545)
Total distributions	(5,905,979)	(5,978,084)	(638,018)	(418,640)	(4,046,364)	(2,520,892)	(4,933,303)	(2,291,846)
CAPITAL SHARE TRANSACTIONS (Notes 4 and 6):
Net proceeds from sale of shares	4,252,998	3,033,563	5,165,830	5,489,917	19,189,928	21,862,461	20,732,045	20,218,460
Dividends reinvested	5,905,979	5,978,084	638,018	418,640	4,046,364	2,520,892	4,933,303	2,291,846
Proceeds from fund reorganizations (Note 6)	—	—	—	—	—	—	—	—
Cost of shares redeemed	(30,439,481)	(29,607,363)	(4,108,313)	(2,929,906)	(4,999,532)	(5,197,282)	(2,423,783)	(4,709,581)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(20,280,504)	(20,595,716)	1,695,535	2,978,651	18,236,760	19,186,071	23,241,565	17,800,725
INCREASE (DECREASE) IN NET ASSETS	(3,019,411)	(24,783,040)	1,860,181	2,810,852	20,070,923	18,793,229	25,082,539	17,891,005
NET ASSETS, BEGINNING OF PERIOD	232,365,383	257,148,423	11,170,746	8,359,894	56,243,926	37,450,697	47,539,258	29,648,253
NET ASSETS, END OF PERIOD	$229,345,972	$232,365,383	$13,030,927	$11,170,746	$76,314,849	$56,243,926	$72,621,797	$47,539,258
OTHER INFORMATION:
Shares outstanding at the beginning of period	161,982,972	176,457,672	11,134,470	8,204,622	50,880,141	33,766,624	39,032,769	24,504,532
Shares sold	2,758,176	2,056,025	5,029,915	5,367,888	16,748,563	19,296,576	16,169,487	16,358,834
Shares issued as reinvestment of dividends	3,949,199	4,182,055	624,905	417,050	3,540,576	2,464,401	3,884,947	2,022,596
Shares issued in connection with fund reorganizations (Note 6)	—	—	—	—	—	—	—	—
Shares redeemed	(20,516,604)	(20,712,780)	(4,017,410)	(2,855,090)	(4,396,776)	(4,647,460)	(1,898,141)	(3,853,193)
Net increase (decrease)	(13,809,229)	(14,474,700)	1,637,410	2,929,848	15,892,363	17,113,517	18,156,293	14,528,237
Shares outstanding at the end of period	148,173,743	161,982,972	12,771,880	11,134,470	66,772,504	50,880,141	57,189,062	39,032,769

The accompanying notes are an integral part of these financial statements.
56

	Money Market Fund		Mid-Term Bond Fund		Bond Fund
	2006	2005	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$8,786,167	$2,691,191	$3,187,206	$2,362,121	$16,724,045	$16,385,320
Net realized gain (loss) on investments and futures contracts	24	(4)	(557,134)	(338,934)	(2,938,762)	(826,477)
Unrealized appreciation (depreciation) of investments and futures contracts	454	(795)	875,588	(1,517,652)	1,624,799	(8,811,420)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,786,645	2,690,392	3,505,660	505,535	15,410,082	6,747,423
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(8,602,243)	(2,660,081)	(3,191,812)	(2,313,748)	(15,711,330)	(16,217,492)
From capital gains	—	—	—	—	—	—
Total distributions	(8,602,243)	(2,660,081)	(3,191,812)	(2,313,748)	(15,711,330)	(16,217,492)
CAPITAL SHARE TRANSACTIONS (Notes 4 and 6):
Net proceeds from sale of shares	169,477,576	102,597,545	11,379,662	11,365,816	30,705,904	46,628,254
Dividends reinvested	8,602,243	2,660,081	3,191,812	2,313,748	15,711,330	16,217,492
Proceeds from fund reorganizations (Note 6)	—	—	33,432,403	—	—	—
Cost of shares redeemed	(69,277,507)	(54,072,408)	(12,683,943)	(13,640,196)	(71,460,930)	(53,568,712)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	108,802,312	51,185,218	35,319,934	39,368	(25,043,696)	9,277,034
INCREASE (DECREASE) IN NET ASSETS	108,986,714	51,215,529	35,633,782	(1,768,845)	(25,344,944)	(193,035)
NET ASSETS, BEGINNING OF PERIOD	129,702,755	78,487,226	71,443,254	73,212,099	368,834,775	369,027,810
NET ASSETS, END OF PERIOD	$238,689,469	$129,702,755	$107,077,036	$71,443,254	$343,489,831	$368,834,775
OTHER INFORMATION:
Shares outstanding at the beginning of period	108,513,501	66,233,088	77,559,677	77,501,724	293,607,621	285,870,568
Shares sold	138,825,990	85,220,056	12,157,911	12,004,896	24,001,093	35,969,954
Shares issued as reinvestment of dividends	7,117,774	2,225,659	3,426,418	2,511,834	12,503,843	12,909,763
Shares issued in connection with fund reorganizations (Note 6)	—	—	35,427,766	—	—	—
Shares redeemed	(56,921,010)	(45,165,302)	(13,603,058)	(14,458,777)	(56,674,150)	(41,142,664)
Net increase (decrease)	89,022,754	42,280,413	37,409,037	57,953	(20,169,214)	7,737,053
Shares outstanding at the end of period	197,536,255	108,513,501	114,968,714	77,559,677	273,438,407	293,607,621

The accompanying notes are an integral part of these financial statements.
57

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund					All America Fund
	Years Ended December 31,					Years Ended December 31,
	2006	2005	2004	2003	2002	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$2.14	$2.12	$1.95	$1.54	$2.02	$1.94	$2.05	$2.12	$1.60	$2.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.04	0.04	0.05	0.03	0.03	0.02	0.01	0.02	0.01	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.30	0.06	0.17	0.41	(0.48)	0.28	0.06	0.15	0.52	(0.50)
Total From Investment Operations	0.34	0.10	0.22	0.44	(0.45)	0.30	0.07	0.17	0.53	(0.47)
Less Dividend Distributions: From Net Investment Income	(0.04)	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)	(0.01)	(0.02)	(0.01)	(0.02)
From Capital Gains	(0.06)	(0.05)	(0.01)	—	—	(0.21)	(0.17)	(0.22)	—	—
Total Distributions	(0.10)	(0.08)	(0.05)	(0.03)	(0.03)	(0.24)	(0.18)	(0.24)	(0.01)	(0.02)
Net Asset Value, End of Period	$2.38	$2.14	$2.12	$1.95	$1.54	$2.00	$1.94	$2.05	$2.12	$1.60
Total Return (%)(b)	15.59	4.81	10.69	28.32	(22.14)	15.74	3.71	8.23	33.01	(22.38)
Net Assets, End of Period ($ millions)	811	726	722	618	390	423	407	458	492	421
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.85	1.76	1.91	1.65	1.49	1.36	1.17	1.16	0.84	0.80
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.17	0.24	0.22	0.21	0.20	0.52	0.64	0.62	0.61	0.58
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	0.13	0.13	0.13	0.13	0.49	0.50	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	4.91	9.36	4.87	0.89	7.36	33.84	48.00	53.03	76.73	85.27

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Excludes expenses of the underlying funds.

(g)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.
58

	Small Cap Value Fund			Small Cap Growth Fund			Mid Cap Value Fund
	Year Ended December 31,	Period Ended December 31,		Year Ended December 31,	Period Ended December 31,		Period Ended December 31,	Period Ended December 31,
	2006	2005(e)		2006	2005(e)		2006	2005(e)
Net Asset Value, Beginning of Period	$1.07	$1.00		$1.06	$1.00		$1.06	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01	0.01		—	—		0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.18	0.07		0.16	0.06		0.16	0.06
Total From Investment Operations	0.19	0.08		0.16	0.06		0.17	0.07
Less Dividend Distributions: From Net Investment Income	(0.01)	(0.01)		—	—		(0.01)	(0.01)
From Capital Gains	(0.01)	—		(0.03)	—		(0.01)	—
Total Distributions	(0.02)	(0.01)		(0.03)	—		(0.02)	(0.01)
Net Asset Value, End of Period	$1.24	$1.07		$1.19	$1.06		$1.21	$1.06
Total Return (%)(b)	17.68	7.61	(c)	15.14	5.49	(c)	15.93	6.91	(c)
Net Assets, End of Period ($ millions)	246	34		224	24		33	11
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.42	1.19	(d)	(0.20)	0.00	(d)	1.69	1.76	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.81	0.96	(d)	0.83	0.95	(d)	0.70	0.75	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.80	0.84	(d)	0.81	0.83	(d)	0.66	0.62	(d)
Portfolio Turnover Rate (%)(a)	62.55	32.67	(c)	85.67	64.38	(c)	30.41	14.39	(c)

The accompanying notes are an integral part of these financial statements.
59

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Mid-Cap Equity Index Fund					Composite Fund
	Years Ended December 31,					Years Ended December 31,
	2006	2005	2004	2003	2002	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.53	$1.46	$1.30	$0.97	$1.16	$1.43	$1.46	$1.40	$1.22	$1.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02	0.02	0.01	0.01	0.01	0.05	0.04	0.04	0.03	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.14	0.16	0.19	0.33	(0.18)	0.11	(0.03)	0.06	0.18	(0.13)
Total From Investment Operations	0.16	0.18	0.20	0.34	(0.17)	0.16	0.01	0.10	0.21	(0.11)
Less Dividend Distributions:
From Net Investment Income	(0.03)	(0.02)	(0.01)	(0.01)	—	(0.04)	(0.04)	(0.04)	(0.03)	(0.02)
From Capital Gains	(0.10)	(0.09)	(0.03)	—	(0.02)	—	—	—	—	(0.02)
Total Distributions	(0.13)	(0.11)	(0.04)	(0.01)	(0.02)	(0.04)	(0.04)	(0.04)	(0.03)	(0.04)
Net Asset Value, End of Period	$1.56	$1.53	$1.46	$1.30	$0.97	$1.55	$1.43	$1.46	$1.40	$1.22
Total Return (%)(b)	10.10	12.50	16.28	35.23	(15.24)	10.80	0.96	6.34	18.23	(7.51)
Net Assets, End of Period ($ millions)	357	358	295	217	114	229	232	257	259	225
Ratio of Net Investment Income to Average Net Assets (%)	1.40	1.37	1.08	1.06	1.00	2.70	2.48	2.46	2.59	3.37
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.17	0.25	0.24	0.22	0.25	0.52	0.63	0.61	0.63	0.58
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	0.13	0.13	0.13	0.13	0.48	0.50	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	16.02	18.65	15.73	7.87	28.11	26.77	93.84	94.56	177.43	204.99

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Excludes expenses of the underlying funds.

(g)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.
60

	Conservative Allocation Fund					Moderate Allocation Fund
	Years Ended December 31,					Years Ended December 31,
	2006	2005	2004	2003(g)		2006	2005	2004	2003(g)
Net Asset Value, Beginning of Period	$1.00	$1.02	$1.01	$1.00		$1.11	$1.11	$1.08	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.04	0.03	0.03	0.01		0.03	0.03	0.03	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.03	(0.01)	0.02	0.05		0.06	0.02	0.06	0.11
Total From Investment Operations	0.07	0.02	0.05	0.06		0.09	0.05	0.09	0.12
Less Dividend Distributions:
From Net Investment Income	(0.03)	(0.03)	(0.03)	(0.01)		(0.03)	(0.03)	(0.03)	(0.01)
From Capital Gains	(0.02)	(0.01)	(0.01)	(0.04)		(0.03)	(0.02)	(0.03)	(0.03)
Total Distributions	(0.05)	(0.04)	(0.04)	(0.05)		(0.06)	(0.05)	(0.06)	(0.04)
Net Asset Value, End of Period	$1.02	$1.00	$1.02	$1.01		$1.14	$1.11	$1.11	$1.08
Total Return (%)(b)	6.96	2.30	4.72	5.32	(c)	9.20	4.35	8.27	11.73	(c)
Net Assets, End of Period ($ millions)	13	11	8	3		76	56	37	15
Ratio of Net Investment Income to Average Net Assets (%)	4.11	3.39	4.51	8.59	(d)	3.30	3.28	3.81	8.85	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.00 (f)	0.00 (f)	0.00 (f)	0.00	(d)(f)	0.00 (f)	0.00 (f)	0.00 (f)	0.00	(d)(f)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.00 (f)	0.00 (f)	0.00 (f)	0.00	(d)(f)	0.00 (f)	0.00 (f)	0.00 (f)	0.00	(d)(f)
Portfolio Turnover Rate (%)(a)	48.90	8.39	92.83	66.44	(c)	9.74	14.09	99.27	18.44	(c)

The accompanying notes are an integral part of these financial statements.
61

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)
Years Ended December 31,

	Aggressive Allocation Fund					Money Market Fund
	Years Ended December 31,					Years Ended December 31,
	2006	2005	2004	2003(g)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.22	$1.21	$1.17	$1.00		$1.20	$1.19	$1.18	$1.19	$1.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.03	0.02	0.02	0.03		0.05	0.04	0.02	0.01	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.11	0.05	0.09	0.17		—	—	—	(0.01)	—
Total From Investment Operations	0.14	0.07	0.11	0.20		0.05	0.04	0.02	—	0.02
Less Dividend Distributions:
From Net Investment Income	(0.03)	(0.02)	(0.03)	(0.01)		(0.04)	(0.03)	(0.01)	(0.01)	(0.02)
From Capital Gains	(0.06)	(0.04)	(0.04)	(0.02)		—	—	—	—	—
Total Distributions	(0.09)	(0.06)	(0.07)	(0.03)		(0.04)	(0.03)	(0.01)	(0.01)	(0.02)
Net Asset Value, End of Period	$1.27	$1.22	$1.21	$1.17		$1.21	$1.20	$1.19	$1.18	$1.19
Total Return (%)(b)	11.87	5.78	9.92	19.27	(c)	4.89	2.97	1.10	0.84	1.45
Net Assets, End of Period ($ millions)	73	48	30	11		239	130	78	74	93
Ratio of Net Investment Income to Average Net Assets (%)	2.82	2.58	2.98	6.48	(d)	4.83	3.05	1.12	0.90	1.48
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.00 (f)	0.00 (f)	0.00 (f)	0.00	(d)(f)	0.24	0.38	0.38	0.38	0.33
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.00 (f)	0.00 (f)	0.00 (f)	0.00	(d)(f)	0.22	0.25	0.25	0.25	0.25
Portfolio Turnover Rate (%)(a)	6.72	14.96	48.24	26.92	(c)	NA	NA	NA	NA	NA

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Excludes expenses of the underlying funds.

(g)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.
62

	Mid-Term Bond Fund					Bond Fund
	Years Ended December 31,					Years Ended December 31,
	2006	2005	2004	2003	2002	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$0.92	$0.94	$0.96	$0.98	$0.91	$1.26	$1.29	$1.29	$1.27	$1.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.03	0.03	0.02	0.03	0.03	0.06	0.06	0.06	0.07	0.09
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.01	(0.02)	(0.01)	—	0.07	—	(0.03)	—	0.02	(0.01)
Total From Investment Operations	0.04	0.01	0.01	0.03	0.10	0.06	0.03	0.06	0.09	0.08
Less Dividend Distributions:
From Net Investment Income	(0.03)	(0.03)	(0.03)	(0.04)	(0.03)	(0.06)	(0.06)	(0.06)	(0.07)	(0.08)
From Capital Gains	—	—	—	(0.01)	—	—	—	—	—	(0.03)
Total Distributions	(0.03)	(0.03)	(0.03)	(0.05)	(0.03)	(0.06)	(0.06)	(0.06)	(0.07)	(0.11)
Net Asset Value, End of Period	$0.93	$0.92	$0.94	$0.96	$0.98	$1.26	$1.26	$1.29	$1.29	$1.27
Total Return (%)(b)	4.22	0.77	2.26	2.76	9.66	4.79	1.79	4.61	6.73	6.75
Net Assets, End of Period ($ millions)	107	71	73	75	88	343	369	369	349	437
Ratio of Net Investment Income to Average Net Assets (%)	3.88	3.30	3.25	3.23	4.11	4.84	4.30	4.44	5.10	6.38
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.50	0.66	0.65	0.64	0.62	0.50	0.61	0.59	0.60	0.57
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.47	0.50	0.50	0.50	0.50	0.47	0.50	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	30.91	21.99	27.23	41.55	106.79	19.03	23.27	35.12	72.09	76.91

The accompanying notes are an integral part of these financial statements.
63

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company — a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and its affiliates. As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At December 31, 2006, there were thirteen Funds: Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively "Allocation Funds"). The Small Cap Value Fund, Small Cap Growth Fund and the Mid Cap Value Fund began operations on July 1, 2005. The Allocation Funds began operations on May 20, 2003.

Investment Company shares are issued to Mutual of America Life, and on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Allocation Funds.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles:

Security Valuation — Investment securities are valued as follows:

Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

The Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Debt securities are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both dealer supplied valuations and analytical modeling techniques which consider factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing source, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are stated at market value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock are based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction.) During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the

64

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

Each of the Allocation Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect three different approaches to asset allocation based on risk tolerance.

The Allocation Funds invest in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

Conservative Allocation:	Equity Index (25%), Bond (30%),

Mid-Term Bond (45%).

Moderate Allocation:	Equity Index (35%), Bond (30%),

Mid-Term Bond (20%), Mid-Cap Equity Index (15%).

Aggressive Allocation:	Equity Index (45%), Bond (25%),

Mid-Cap Equity Index (20%), Small Cap Value (5%), Small Cap Growth (5%).

Generally, rebalancing of the Allocation Funds' holdings are performed on a monthly basis.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income and to distribute net realized gains, if any, on an annual basis, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds' net asset values) are made within the funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

At December 31, 2006, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations. In addition, the Equity Index Fund and the Bond Fund generated post-October 2006 net capital losses of $425,109, and $83,720, respectively, which if unused will expire on December 31, 2015.

65

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expiring on December 31,	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
2007	$0	$0	$0	$0	$0
2008	0	0	0	0	0
2009	0	0	0	0	0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
Total	$0	$0	$0	$0	$0
Expiring on December 31,	Mid-Cap Equity Index Fund	Composite Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
2007	$0	$0	$0	$0	$0
2008	0	0	0	0	0
2009	0	19,578,648	0	0	0
2010	0	20,417,938	0	0	0
2011		0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
Total	$0	$39,996,586	$0	$0	$0

Expiring on December 31,	Money Market Fund	Mid-Term Bond Fund	Bond Fund
2007	$1,434	$101	$0
2008	5,103	0	0
2009	0	0	0
2010	295	111,136	0
2011	0	56,820	23,117,159
2012	1,539	58,241	171,797
2013	4	283,503	439,879
2014	0	733,301	3,306,785
Total	$8,375	$1,243,102	$27,035,620

2.  EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. Effective May 1, 2006, for providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .075% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, .15% of the value of the net assets of the Money Market Fund, .40% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .55% of the value of the net assets of the Mid Cap Value Fund and .75% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund.

Prior to May 1, 2006, the Adviser's investment management fee was .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .65% of the value of the net assets of the Mid Cap Value Fund and .85% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund.

66

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  EXPENSES (CONTINUED)

The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

Through April 30, 2006, the Adviser contractually limited the expenses of each Fund, other than for brokers' commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds to the Adviser. Effective May 1, 2006, the Adviser terminated its expense limitation policy and each Fund is charged with the full amount of its expenses.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year ended December 31, 2006 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Cost of investment purchases	$35,711,988	$133,673,814	$247,492,719	$228,962,947	$24,448,874
Proceeds from sales of investments	$58,445,112	$163,060,528	$61,272,853	$76,224,192	$6,735,968
	Mid-Cap Equity Index Fund	Composite Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$56,341,442	$58,434,649	$6,989,679	$23,873,711	$26,836,506
Proceeds from sales of investments	$75,068,282	$77,860,784	$5,408,980	$6,282,956	$3,949,471

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$—	$58,748,610	$64,458,611
Proceeds from sales of investments	$—	$24,713,724	$78,932,264

The cost of short-term security purchases for the Money Market Fund for the year ended December 31, 2006, was $7,741,069,184; net proceeds from sales for the year were $7,641,219,605.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2006 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the treatment of distributions from Real Estate Investment Trusts (REITs).

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Unrealized Appreciation	$211,052,697	$99,069,613	$19,406,664	$36,882,318	$3,568,648
Unrealized Depreciation	37,953,591	18,786,851	3,527,528	3,249,303	404,404
Net	$173,099,106	$80,282,762	$15,879,136	$33,633,015	$3,164,244
Cost of Investments	$637,330,747	$344,269,548	$234,318,831	$190,647,040	$30,114,608
	Mid-Cap Equity Index Fund	Composite Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$77,667,023	$22,196,269	$247,515	$3,266,102	$3,872,515
Unrealized Depreciation	18,197,708	5,052,760	284,704	1,262,063	833,432
Net	$59,469,315	$17,143,509	$(37,189)	$2,004,039	$3,039,083
Cost of Investments	$297,832,238	$213,315,684	$13,068,116	$74,310,810	$69,582,714

67

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$0	$415,082	$4,045,425
Unrealized Depreciation	341	1,585,149	6,931,217
Net	$(341)	$(1,170,067)	$(2,885,792)
Cost of Invesmtents	$238,687,246	$107,112,629	$345,729,835

4.  CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of December 31, 2006, shares authorized were allocated into the thirteen series of Funds as follows:

Authorized No. of Shares
Equity Index Fund	500,000,000
All America Fund	400,000,000
Small Cap Value Fund	450,000,000
Small Cap Growth Fund	450,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	400,000,000
Composite Fund	300,000,000
Conservative Allocation Fund	100,000,000
Moderate Allocation Fund	100,000,000
Aggressive Allocation Fund	100,000,000
Money Market Fund	250,000,000
Mid-Term Bond Fund	175,000,000
Bond Fund	450,000,000
Sub-Total	3,775,000,000
Shares to be allocated at the discretion of the Board of Directors	225,000,000
Total	4,000,000,000

5.  DIVIDENDS

On December 31, 2006, dividend distributions were declared and paid for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2005 were made in accordance with Internal Revenue Sec. 855(a) and paid on September 15, 2006. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2006 and 2005 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2006 and 2005 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Ordinary Income (a)
2006	$15,117,674	$13,611,537	$3,897,409	$1,641,006	$555,471
2005	$11,700,903	$2,609,110	$280,825	$0	$64,584
Long-Term Capital Gains (b)
2006	$16,559,040	$32,697,314	$127,287	$3,336,939	$68,683
2005	$14,210,430	$32,280,063	$0	$0	$0

68

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

	Mid-Cap Equity Index Fund	Composite Equity Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary Income (a)
2006	$7,664,502	$5,905,979	$451,941	$2,283,248	$1,830,562
2005	$6,521,459	$5,978,084	$350,757	$1,496,609	$954,523
Long-Term Capital Gains (b)
2006	$20,010,157	$0	$186,077	$1,763,116	$3,102,741
2005	$17,766,628	$0	$67,883	$1,024,283	$1,337,323

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)
2006	$8,602,243	$3,191,812	$15,711,330
2005	$2,660,081	$2,313,748	$16,217,492
Long-Term Capital Gains (b)
2006	$0	$0	$0
2005	$0	$0	$0

Notes:

No distribution paid during 2006 or 2005 constituted a return of capital for Federal income tax purposes.

(a)  Includes distributions from Fund-level net short-term capital gains.

(b)  To the extent reported, each Fund designates these amounts as capital gain dividends for Federal income tax purposes.

As of December 31, 2006, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$496,438	$5,168,810	$1,017,235	$2,010,755	$81,907
Accumulated net realized gain/(loss) on investments and futures contracts	$0	$0	$374,788	$1,539,056	$70,677
Net unrealized appreciation (depreciation) of investments and futures contracts	$173,099,106	$80,282,762	$15,879,136	$33,633,015	$3,164,244
	Mid-Cap Equity Index Fund	Composite Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$1,296,182	$4,723,923	$19,050	$51,695	$66,675
Accumulated net realized gain/(loss) on investments and futures contracts	$6,365,037	$(39,996,585)	$0	$0	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$59,469,315	$17,143,509	$(37,190)	$2,004,039	$3,039,083

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$259,187	$43,767	$1,181,762
Accumulated net realized gain/(loss) on investments and futures contracts	$(8,375)	$(1,243,102)	$(27,035,620)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(341)	$(1,170,067)	$(2,885,792)

69

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

During the year ended December 31, 2006, each fund reclassified the following book to tax differences [increases (decreases)]:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$(632,505)	$(143,803)	$2,404	$190,952	$(17,828)
Accumulated undistributed net realized gains (loss) on investments and futures contracts	632,505	143,803	(2,404)	(491,465)	17,828
Paid in capital	$0	$0	$0	$300,513	$0
	Mid-Cap Equity Index Fund	Composite Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$(320,980)	$(3,784)	$(34,051)	$(45,120)	$(74,583)
Accumulated undistributed net realized gains (loss) on investments and futures contracts	320,980	3,784	34,051	45,120	74,583
Paid in capital	$0	$0	$0	$0	$0

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$0	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	2,207	(347,034)	0
Paid in capital	$(2,207)	$347,034	$0

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, distributions from REITs, distribution reclassifications and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets were not affected by these reclassifications.

6.  FUND REORGANIZATIONS

On July 24, 2006, Investment Company shareholders approved a plan of reorganization for the Aggressive Equity Fund. Under the reorganization plan, on September 1, 2006, all shareholders of the Aggressive Equity Fund as of the close of trading on August 31, 2006, received units of the Small Cap Value and Small Cap Growth Funds equal in total value to the units they owned in the Aggressive Equity Fund. On August 31, 2006, the net assets of the Aggressive Equity Fund were $339,068,746 and the fund had 217,265,969 shares outstanding. In exchange for all of the outstanding shares of the Aggressive Equity Fund, the shareholders received 145,227,730 shares of the Small Cap Value Fund with a value of $169,534,350 and 154,363,827 shares of the Small Cap Growth Fund with a value of $169,534,395. The proportion of Small Cap Value and Small Cap Growth Fund shares received corresponded to the respective net assets of the small cap value and small cap growth segments of the Aggressive Equity Fund on the close of trading on August 31, 2006. The portion of the reorganization involving the Small Cap Value Fund was considered a taxable exchange and the portion involving the Small Cap Growth Fund was considered a tax-free exchange. The Funds did not recognize any tax gain or loss and there were no tax consequences to their shareholders as a result of this reorganization. The net assets of the Small Cap Value Fund were $56,319,329 immediately prior to the reorganization and $225,853,728 immediately after the reorganization. The net assets of the Small Cap Growth Fund were $38,504,665 immediately prior to the reorganization and $208,039,060 immediately after the reorganization. As of September 1, 2006, the Aggressive Equity Fund ceased to exist.

Also on July 24, 2006, Investment Company shareholders approved the merger of the Short-Term Bond Fund into the Mid-Term Bond Fund. Pursuant to the merger, which was a tax free exchange, on September 1, 2006, all shareholders of the Short-Term Bond Fund as of the close of trading on August 31, 2006, received 35,427,766 shares of the Mid-Term Bond Fund with a value of $33,432,403 in exchange for the 32,962,683 shares they owned in the Short-Term Bond Fund with an equivalent value. There were no tax consequences to the Funds or their shareholders as a result of this reorganization. The net assets of the Mid-Term Bond Fund were $71,029,891 immediately prior to the reorganization and $104,462,294 immediately after the reorganization. As of September 1, 2006, the Short-Term Bond Fund ceased to exist.

70

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
of Mutual of America Investment Corporation:

We have audited the accompanying statements of assets and liabilities of Mutual of America Investment Corporation (comprised of: Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, Composite Fund, Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Mid-Term Bond Fund, and Bond Fund ("the Funds")), including the portfolios of investments in securities for the Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, and Money Market Fund, and the summary portfolios of investments in securities for each of the other Funds as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Funds as of December 31, 2006, and the results of their operations for the year then ended, the changes in their net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 28, 2007

71

MUTUAL OF AMERICA INVESTMENT CORPORATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America with the sole exception of Patrick J. Waide, Jr., who serves on the boards of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service.

The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Investment Corporation at 320 Park Avenue, New York, NY 10022-6839 or by calling 1-800-468-3785 or through the following websites: http://www.mutualofamerica.com or http://www.sec.gov.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Peter J. Flanagan age 76	since 1992	Consultant and President Emeritus, Life Insurance Council of New York, since 1998; prior thereto, President	None

Robert J. McGuire age 70	since 2000	Attorney and Consultant, Morvillo, Abramowitz, Grand, Iason & Silberberg, P.C. (law firm), since January 1998; President, Police Athletic League; President, Kroll Associates (investigation and consulting) until 1997	Emigrant Savings Bank; GAM Funds, Inc.; Brazilian Equity Fund (special litigation committee); Police Athletic League; Volunteers of Legal Service; Office of the Appellate Defender; Trump Hotels & Casino Resorts; Trustee of Iona College

George Mertz age 78	since 1989	Retired, since September 1994	None

Howard J. Nolan age 70	since 1989	President & CEO, United Way of San Antonio & Bexar County	None

Patrick J. Waide, Jr. age 69	since 12/03		Trustee, School of Ethical Education; Director, American Federation for Aging Research; Mutual of America Institutional Funds, Inc.

Margaret M. Smyth age 43	since 2/07	Vice President and Chief Accounting Officer, Minnesota Mining and Manufacturing Company	Archdiocese of St. Paul; Trustee, Concern Worldwide (U.S.) Inc.; Trustee, Fordham University

72

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Manfred Altstadt Chairman of the Board, President and Chief Executive Officer, age 57	since 1992	Senior Executive Vice President and Chief Financial Officer, Mutual of America, and Mutual of America Holding Company, Inc.; Chairman and Chief Executive Officer, Mutual of America Capital Management Corporation; Senior Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Institutional Funds, Inc.	Mutual of America; Mutual of America Securities Corporation; Mutual of America Holding Company, Inc.; Calvary Hospital; Calvary Fund; Calvary Holding Company; McQuade Children's Services, Army War College Foundation; Hazelden New York

Mr. Altstadt is an "interested person" as an officer of the Adviser and of affiliates of the Adviser.

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Patrick A. Burns Senior Executive Vice President and General Counsel, age 60	since 1986	Senior Executive Vice President and General Counsel, Mutual of America, Mutual of America Capital Management Corporation, Mutual of America Securities Corporation, Mutual of America Holding Company, Inc. and Mutual of America Institutional Funds, Inc.	Mutual of America; Mutual of America Holding Company, Inc.; Irish American Legal and Education Research Foundation

John R. Greed Executive Vice President, Chief Financial Officer and Treasurer, age 46	since 1997	Executive Vice President and Treasurer, Mutual of America, Mutual of America Capital Management Corporation and Mutual of America Holding Company, Inc.; Chairman of the Board, President and Chief Executive Officer, Mutual of America Institutional Funds, Inc.	None

Thomas L. Martin Senior Vice President and Secretary, age 57	since 8/03	Senior Vice President and Associate General Counsel, Mutual of America	None

73

MUTUAL OF AMERICA INVESTMENT CORPORATION
ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Annual Report are summary schedules of Mutual of America Investment Corporation's ("Investment Company") Fund portfolio holdings as of December 31, 2006. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1569 or write to:

Mr. James Roth
Chief Compliance Officer
Mutual of America Investment Corporation
320 Park Avenue
New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

Dividends from the Money Market Fund, Mid-Term Bond Fund, and Bond Fund do not qualify for the corporate dividends received deduction. The percentages of the ordinary dividends distributed in 2006 by the All America, Equity Index, Small Cap Value, Small Cap Growth, Mid Cap Value, Mid-Cap Equity Index, Composite, Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds that qualify for the corporate dividends received deduction are 60.2%, 95.5%, 26.9%, 8.0%, 58.8%, 66.1%, 41.0%, 96.2%, 91.2% and 87.8%, respectively.

Important tax information: The Equity Index, All America, Mid-Cap Equity Index, Small Cap Value, Small Cap Growth, Mid Cap Value, Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds designate $16,559,040, $32,697,314, $20,010,157, $127,287, $3,336,939, $68,683, $186,077, $1,763,116 and $3,102,741, respectively, of 2006 long-term capital gains dividends as qualifying for the 15% reduced rate on long-term capital gains.

74

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839

www.mutualofamerica.com

ITEM 2.      CODE OF ETHICS.

Mutual of America Investment Corporation has adopted a Code of Ethics that applies to its principal executive and financial officers.  The Code of Ethics was not amended during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Mutual of America Investment Corporation’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2) The audit committee financial expert is Patrick J. Waide, Jr.  He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999.  Mr. Waide is considered an independent director.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

2006: $246,230

2005: $154,491

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.      SCHEDULE OF INVESTMENTS.

Schedule I —Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.9%)
Air Products & Chemicals, Inc.	13,451	$945,336
Alcoa, Inc.	52,932	1,588,489
Allegheny Technologies, Inc.	6,113	554,327
Ball Corp.	6,330	275,988
Bemis Co.	6,371	216,487
Dow Chemical Co.	58,298	2,328,422
Du Pont EI de Nemours	56,149	2,735,018
Eastman Chemical Co.	4,999	296,491
Ecolab, Inc.	10,857	490,736
Freeport-McMoran Copper Cl B	12,021	669,930
Hercules, Inc.*	6,887	132,988
International Paper Co.	27,773	947,059
Intl. Flavors & Fragrances	4,794	235,673
MeadWestvaco Corp.	11,060	332,464
Monsanto Co.	33,166	1,742,210
Newmont Mining Corp. Hldg. Co.	27,484	1,240,903
Nucor Corp.	18,443	1,008,094
PPG Industries, Inc.	10,088	647,750
Pactiv Corp.*	8,123	289,910
Peabody Energy Corp.	16,104	650,763
Phelps Dodge Corp.	12,452	1,490,753
Praxair, Inc.	19,711	1,169,454
Rohm & Haas Co.	8,667	443,057
Sealed Air Corp.	4,933	320,250
Sigma-Aldrich Corp.	4,035	313,600
Temple-Inland, Inc.	6,531	300,622
United States Steel Group	7,232	528,948
Vulcan Materials Co.	5,764	518,011
Weyerhaeuser Co.	14,439	1,020,115
		23,433,848
CONSUMER, CYCLICAL (9.8%)
Amazon.com, Inc.*	18,859	744,176
AutoZone, Inc.*	3,090	357,080
Autonation, Inc.*	9,131	194,673
Bed Bath & Beyond, Inc.*	17,256	657,454
Best Buy Co., Inc.	24,626	1,211,353
Big Lots, Inc.*	6,684	153,197
Black & Decker Corp.	4,128	330,116
Brunswick Corp.	5,635	179,757

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Carnival Corp.	27,164	1,332,394
Centex Corp.	7,203	405,313
Circuit City Group, Inc.	8,661	164,386
Clear Channel Communications	30,160	1,071,886
Coach, Inc.*	22,432	963,679
Comcast Corp. Cl A*	127,043	5,377,730
D.R. Horton, Inc.	16,847	446,277
Darden Restaurants, Inc.	8,963	360,044
Dillard's, Inc. Cl A	3,674	128,480
DIRECTV Group Inc*	47,057	1,173,602
Disney (Walt) Co.	126,268	4,327,204
Dollar General Corp.	19,048	305,911
Dow Jones & Co.	3,949	150,062
EW Scripps Co. Cl A	5,064	252,896
Eastman Kodak Co.	17,538	452,480
Family Dollar Stores, Inc.	9,215	270,276
Federated Dept Stores	32,059	1,222,410
Ford Motor Co.	115,307	865,956
Fortune Brands, Inc.	9,241	789,089
Gannett Co., Inc.	14,304	864,820
Gap, Inc.	32,165	627,218
General Motors Corp.	34,528	1,060,700
Genuine Parts Co.	10,410	493,746
Goodyear Tire & Rubber Co.*	10,834	227,406
Harley-Davidson, Inc.	15,819	1,114,765
Harman Intl. Inds	3,961	395,744
Harrah's Entertainment, Inc.	11,356	939,368
Hasbro, Inc.	9,696	264,216
Hilton Hotels Corp.	23,601	823,675
Home Depot, Inc.	124,584	5,003,293
International Game Technology	20,719	957,218
Interpublic Grp. of Cos., Inc.	26,932	329,648
Johnson Controls, Inc.	11,952	1,026,916
Jones Apparel Group, Inc.	6,730	224,984
KB Home	4,772	244,708
Kohl's Corp.*	19,963	1,366,068
Leggett & Platt	10,926	261,131
Lennar Corp.	8,411	441,241
Limited Brands, Inc.	20,879	604,238

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Liz Claiborne, Inc.	6,270	272,494
Lowe's Companies, Inc.	92,958	2,895,642
Marriott International, Inc.	20,516	979,024
Mattel, Inc.	23,283	527,593
McDonald's Corp.	75,497	3,346,782
McGraw-Hill Cos., Inc.	21,622	1,470,728
Meredith Corp.	2,366	133,324
NIKE, Inc. Cl B	11,478	1,136,666
New York Times Co. Cl A	8,780	213,881
Newell Rubbermaid, Inc.	16,922	489,892
News Corp, Inc.	142,887	3,069,213
Nordstrom, Inc.	13,965	689,033
Office Depot, Inc.*	16,995	648,699
OfficeMax, Inc.	4,509	223,872
Omnicom Group, Inc.	10,440	1,091,398
Penney (J.C.) Co., Inc.	13,734	1,062,462
Pulte Homes, Inc.	12,863	426,023
RadioShack Corp.	8,247	138,385
Sears Holding Corp.*	5,055	848,886
Sherwin-Williams Co.	6,848	435,396
Snap-On, Inc.	3,528	168,074
Stanley Works	4,917	247,276
Staples, Inc.	44,149	1,178,778
Starbucks Corp.*	46,154	1,634,775
TJX Companies, Inc.	27,781	792,314
Target Corp.	52,430	2,991,132
Tiffany & Co.	8,262	324,201
Time Warner, Inc.	243,712	5,308,047
Tribune Co.	11,638	358,218
Univision Communications, Inc.	15,399	545,433
V F Corp.	5,458	447,993
Wendy's International, Inc.	5,836	193,113
Whirlpool Corp.	4,754	394,677
Windstream Corp.	29,105	413,873
Wyndham Worldwide Corp*	12,095	387,282
Yum! Brands, Inc.	16,181	951,443
eBay, Inc.*	70,635	2,123,994
		79,719,000

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (9.3%)
Altria Group, Inc.	127,942	10,979,982
Anheuser-Busch Cos., Inc.	46,932	2,309,054
Archer-Daniels-Midland Co.	40,121	1,282,267
Avon Products, Inc.	27,137	896,606
Brown-Forman Corp. Cl B	4,772	316,097
CVS Corp.	49,474	1,529,241
Campbell Soup Co.	13,295	517,043
Clorox Co.	9,268	594,542
Coca-Cola Co.	124,476	6,005,967
Coca-Cola Enterprises	16,919	345,486
Colgate-Palmolive Co.	31,382	2,047,362
ConAgra Foods, Inc.	31,105	839,835
Constellation Brands, Inc.Cl A	12,815	371,891
Costco Wholesale Corp.	27,975	1,479,038
Dean Foods Co.*	8,165	345,216
Estee Lauder Co. Cl A	7,774	317,335
FNMA	59,522	3,535,012
General Mills, Inc.	20,943	1,206,317
Heinz (H.J.) Co.	20,144	906,681
Hershey Food Corp.	10,614	528,577
IAC Interactive Corp.*	13,625	506,305
Kellogg Co.	15,319	766,869
Kimberly Clark Corp.	27,977	1,901,037
Kroger Co.	43,795	1,010,351
McCormick & Co., Inc.	8,011	308,904
Molson Coors Brewing Co.	2,774	212,045
Pepsi Bottling Group, Inc.	8,356	258,284
PepsiCo, Inc.	100,240	6,270,012
Proctor & Gamble Co.	193,435	12,432,067
Reynolds American Inc	10,417	682,001
Safeway, Inc.	27,018	933,742
Sara Lee Corp.	45,590	776,398
Supervalu, Inc.	12,568	449,306
Sysco Corp.	37,733	1,387,065
Tyson Foods, Inc.	15,381	253,017
UST, Inc.	9,773	568,789
Wal-Mart Stores, Inc.	150,117	6,930,902
Walgreen Co.	61,256	2,811,038

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont'd.)
Whole Foods Market, Inc.	8,725	409,464
Wrigley (Wm.) Jr. Co.	13,400	693,048
		75,914,193
ENERGY (9.4%)
Anadarko Petroleum	28,065	1,221,389
Apache Corp.	20,109	1,337,450
Ashland, Inc.	3,489	241,369
BJ Services Co.	17,895	524,681
Baker Hughes, Inc.	19,579	1,461,768
Chesapeake Energy Corp.	25,389	737,550
ChevronTexaco Corp.	133,076	9,785,078
ConocoPhillips	100,465	7,228,457
Consol Energy, Inc.	11,142	357,992
Devon Energy Corp.	26,982	1,809,953
EOG Resources, Inc.	14,863	928,194
El Paso Corp.	43,060	657,957
Exxon Mobil Corp.	356,042	27,283,498
HESS Corp.	16,526	819,194
Halliburton Co.	61,381	1,905,880
Kinder Morgan, Inc.	6,511	688,538
Marathon Oil Corp.	21,458	1,984,865
Murphy Oil Corp.	11,419	580,656
Nabors Industries, Ltd.*	18,274	544,200
National-Oilwell, Inc.*	10,713	655,421
Noble Corporation*	8,276	630,217
Occidental Petroleum	52,592	2,568,067
Rowan Cos., Inc.	6,709	222,739
Schlumberger, Ltd.	71,953	4,544,551
Smith International, Inc.	12,172	499,904
Sunoco, Inc.	7,516	468,698
Transocean, Inc.*	17,849	1,443,806
Valero Energy Corp.	36,909	1,888,264
Weatherford Int'l., Ltd.*	20,737	866,599
Williams Cos., Inc.	36,403	950,846
XTO Energy, Inc.	22,338	1,051,003
		75,888,784
FINANCIAL (21.1%)
Ace, Ltd.	19,873	1,203,708
Aflac, Inc.	30,150	1,386,900

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont'd.)
Allstate Corp.	38,149	2,483,881
Ambac Financial Group, Inc.	6,437	573,344
American Express Co.	73,545	4,461,975
American Int'l. Group, Inc.	158,699	11,372,370
Ameriprise Financial, Inc.	14,813	807,309
Aon Corp.	18,904	668,067
Apartment Investment & Mgmt.Co	5,917	331,470
Archstone-Smith Trust	13,331	775,998
BB & T Corp.	33,021	1,450,613
Bank of America Corp.	274,132	14,635,907
Bank of New York Co., Inc.	46,650	1,836,611
Bear Stearns Cos., Inc.	7,161	1,165,668
Boston Properties	7,131	797,816
CB Richard Ellis Group Inc.*	11,280	374,496
CIT Group, Inc.	12,083	673,869
Capital One Financial Corp.	24,905	1,913,202
Charles Schwab Corp.	62,440	1,207,590
Chicago Mercantile Exchange	2,162	1,102,080
Chubb Corp.	25,129	1,329,575
Cincinnati Financial Corp.	10,527	476,978
Citigroup, Inc.	299,953	16,707,382
Comerica, Inc.	9,697	569,020
Commerce Bancorp (N.J.)	11,448	403,771
Compass Bancshares, Inc.	7,925	472,726
Countrywide Financial Corp.	37,913	1,609,407
E*Trade Financial Corp.*	26,063	584,332
Equity Office Properties	21,456	1,033,536
Equity Residential	17,833	905,025
Federated Investors, Inc.	5,505	185,959
Fidelity Natl. Info. Svc., Inc	9,882	396,169
Fifth Third Bancorp	34,067	1,394,362
First Tennessee Natl. Bank	7,598	317,444
Franklin Resources, Inc.	10,130	1,116,022
Freddie Mac	42,304	2,872,442
Genworth Financial, Inc.	27,055	925,552
Goldman Sachs Group, Inc.	25,995	5,182,103
Hartford Fin, Svc .Gp., Inc.	19,347	1,805,269
Huntington Bancshares, Inc.	14,506	344,518
J.P. Morgan Chase & Co.	211,761	10,228,056

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont'd.)
Janus Capital Group	12,098	261,196
KeyCorp.	24,508	932,039
Kimco Realty Corp.	13,798	620,220
Legg Mason, Inc.	8,022	762,491
Lehman Brothers Hlds.	32,357	2,527,729
Lincoln National Corp.	17,528	1,163,859
Loews Corp.	27,894	1,156,764
M & T Bank Corp.	4,722	576,840
MBIA, Inc.	8,189	598,288
MGIC Investment Corp.	5,068	316,953
Marsh & McLennan Cos., Inc.	33,643	1,031,494
Marshall & Ilsley Corp.	15,573	749,217
Mellon Financial Corp.	25,142	1,059,735
Merrill Lynch & Co., Inc.	53,962	5,023,862
MetLife, Inc.	46,408	2,738,536
Moody's Corp.	14,390	993,773
Morgan Stanley	64,619	5,261,925
National City Corp.	38,554	1,409,534
Northern Trust Corp.	11,444	694,536
PNC Financial Services Group	17,897	1,325,094
Plum Creek Timber Co.	10,807	430,659
Principal Financial Group Inc.	16,468	966,672
Progressive Corp. of Ohio	46,497	1,126,157
Prologis Trust	15,105	917,931
Prudential Financial, Inc.	29,118	2,500,071
Public Storage, Inc.	7,480	729,300
Realogy Corp.*	13,087	396,798
Regions Financial Corp.	44,506	1,664,524
SLM Corporation	24,918	1,215,251
Safeco Corp.	6,425	394,174
Simon Property Group	13,509	1,368,327
Sovereign Bancorp, Inc.	21,940	557,057
St. Paul Travelers Co., Inc.	42,122	2,261,530
State Street Corp.	20,271	1,367,076
Suntrust Banks, Inc.	21,618	1,825,640
Synovus Financial Corp.	19,838	611,606
T. Rowe Price Group, Inc.	16,094	704,434
Torchmark Corp.	6,012	383,325
Western Union Co.	46,788	1,048,987

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont'd.)
UNUM Provident Corp.	20,910	434,510
US Bancorp	107,308	3,883,477
Vornado Realty Trust	7,882	957,663
Wachovia Corp.	116,368	6,627,158
Washington Mutual, Inc.	57,701	2,624,819
Wells Fargo & Company	206,085	7,328,383
XL Capital Limited	11,023	793,876
Zions Bancorporation	6,483	534,459
		170,940,471
HEALTHCARE (11.5%)
Abbott Laboratories	93,695	4,563,883
Aetna, Inc.	31,865	1,375,931
Allergan, Inc.	9,386	1,123,880
Amerisource Bergen Corp.	11,726	527,201
Amgen, Inc.*	71,210	4,864,355
Applera Corp.-Applied Biosys	11,184	410,341
Bard (C.R.), Inc.	6,290	521,881
Barr Pharmaceuticals, Inc.*	6,459	323,725
Bausch & Lomb, Inc.	3,267	170,080
Baxter International, Inc.	39,951	1,853,327
Becton Dickinson & Co.	15,056	1,056,178
Biogen Idec, Inc.*	20,580	1,012,330
Biomet, Inc.	14,951	617,028
Boston Scientific Corp.*	71,982	1,236,651
Bristol-Myers Squibb Co.	120,058	3,159,927
CIGNA Corp.	6,222	818,629
Cardinal Health, Inc.	24,724	1,592,967
Caremark Rx, Inc.	26,033	1,486,745
Celgene Corp.*	22,736	1,308,002
Coventry Health Care*	9,728	486,886
Express Scripts, Inc.*	8,268	591,989
Forest Laboratories, Inc.*	19,323	977,744
Genzyme Corp. (Genl. Div)*	16,046	988,113
Gilead Sciences, Inc.*	28,070	1,822,585
Health Management Associates	14,685	310,000
Hospira, Inc.*	9,541	320,387
Humana, Inc.*	10,147	561,231
IMS Health, Inc.	12,114	332,893
Johnson & Johnson	176,990	11,684,880

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont'd.)
King Pharmaceuticals, Inc.*	14,841	236,269
Laboratory Corp. of America*	7,608	558,960
Lilly (Eli) & Co.	60,097	3,131,054
Manor Care, Inc.	4,476	210,014
McKesson Corp.	18,067	915,997
Medco Health Solutions*	17,912	957,217
Medimmune, Inc.*	14,602	472,667
Medtronic, Inc.	70,270	3,760,148
Merck & Co., Inc.	132,528	5,778,221
Millipore Corp.*	3,238	215,651
Mylan Laboratories, Inc.	12,936	258,203
Patterson Cos., Inc.*	8,444	299,846
PerkinElmer, Inc.	7,507	166,881
Pfizer, Inc.	440,159	11,400,118
Quest Diagnostics, Inc.	9,764	517,492
Schering-Plough Corp.	90,503	2,139,491
St. Jude Medical, Inc.*	21,577	788,855
Stryker Corp.	18,144	999,916
Tenet Healthcare Corp.*	28,771	200,534
Thermo Fisher Scientific Inc*	24,911	1,128,219
UnitedHealth Group, Inc.	82,227	4,418,057
Waters Corp.*	6,226	304,887
Watson Pharmaceuticals, Inc.*	6,212	161,698
WellPoint, Inc.*	37,849	2,978,338
Wyeth	82,209	4,186,082
Zimmer Holdings, Inc.*	14,568	1,141,840
		93,426,424
INDUSTRIAL (11.8%)
3M Company	44,951	3,503,031
Allied Waste Industries*	15,500	190,495
American Power Conversion	10,302	315,138
American Standard Cos.	10,603	486,148
Apollo Group, Inc. Cl A*	8,504	331,401
Avery Dennison Corp.	5,737	389,714
Block (H. & R.), Inc.	19,675	453,312
Boeing Co.	48,306	4,291,505
Burlington North Santa Fe	21,928	1,618,506
CBS Corp. Cl B	47,708	1,487,535
CSX Corp.	26,566	914,667

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Caterpillar, Inc.	39,712	2,435,537
Cintas Corp.	8,299	329,553
Cooper Industries, Ltd.*	5,563	503,062
Cummins, Inc.	3,194	377,467
Danaher Corp.	14,468	1,048,062
Deere & Co.	14,113	1,341,723
Donnelley R.R. & Sons	13,234	470,336
Dover Corp.	12,463	610,936
Eaton Corp.	9,115	684,901
Emerson Electric Co.	48,980	2,158,549
Equifax, Inc.	7,638	310,103
FedEx Corp.	18,718	2,033,149
Fluor Corp.	5,375	438,869
General Dynamics Corp.	24,701	1,836,519
General Electric Co.	629,254	23,414,541
Goodrich Corporation	7,579	345,223
Google, Inc.*	13,082	6,023,999
Grainger (W.W.), Inc.	4,464	312,212
Honeywell International, Inc.	49,844	2,254,943
ITT Industries, Inc.	11,275	640,646
Illinois Tool Works, Inc.	25,608	1,182,834
Ingersoll Rand Co.*	18,717	732,396
L-3 Communications Hldgs., Inc	7,627	623,736
Lockheed Martin Corp.	21,736	2,001,234
Masco Corp.	24,064	718,792
Monster Worldwide, Inc.*	7,801	363,839
Norfolk Southern	24,228	1,218,426
Northrop Grumman Corp.	21,086	1,427,522
PACCAR, Inc.	15,150	983,235
Pall Corp.	7,473	258,192
Parker Hannifin Corp.	7,198	553,382
Pitney Bowes, Inc.	13,545	625,644
Raytheon Co.	27,142	1,433,098
Robert Half Intl., Inc.	10,230	379,738
Rockwell Automation, Inc.	10,388	634,499
Rockwell Collins	10,207	646,001
Ryder System, Inc.	3,707	189,279
Southwest Airlines Co.	48,337	740,523
Starwood Hotels & Resort World	12,942	808,875

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Terex Corp*	6,216	401,429
Textron, Inc.	7,673	719,497
Tyco International, Ltd.	121,409	3,690,834
Union Pacific Corp.	16,465	1,515,109
United Parcel Service Cl B	65,534	4,913,739
United Technologies Corp.	61,268	3,830,475
Verisign, Inc.*	14,964	359,884
Viacom Inc. Cl B.*	42,686	1,751,407
Waste MGT Inc.	32,660	1,200,908
		95,456,309
TECHNOLOGY (13.3%)
ADC Telecommunications, Inc.*	7,124	103,512
Adobe Systems, Inc.*	35,610	1,464,283
Advanced Micro Devices, Inc.*	33,489	681,501
Affiliated Computer Svcs.*	7,206	351,941
Agilent Technologies, Inc.*	24,948	869,438
Altera Corp.*	22,089	434,712
Analog Devices, Inc.	20,877	686,227
Apple Computer, Inc.*	51,919	4,404,808
Applied Materials, Inc.	84,786	1,564,302
Autodesk, Inc.*	14,144	572,266
Automatic Data Processing	33,612	1,655,391
Avaya, Inc.*	27,770	388,225
BMC Software, Inc.*	12,520	403,144
Broadcom Corp. Cl A*	28,627	924,938
CA Inc.	25,071	567,858
Ciena Corp.*	5,131	142,180
Cisco Systems, Inc.*	370,707	10,131,422
Citrix Systems, Inc.*	11,024	298,199
Cognizant Tech Solutions*	8,656	667,897
Computer Sciences Corp.*	10,435	556,916
Compuware Corp.*	21,502	179,112
Comverse Technology, Inc.*	12,331	260,307
Convergys Corp.*	8,437	200,632
Corning, Inc.*	95,492	1,786,655
Dell, Inc.*	138,670	3,479,230
EMC Corp.*	134,445	1,774,674
Electronic Arts, Inc.*	18,832	948,380
Electronic Data Systems Corp.	31,574	869,864

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Embarq Corp.	9,126	479,663
First Data Corp.	46,748	1,193,009
Fiserv, Inc.*	10,588	555,023
Hewlett-Packard Co.	167,199	6,886,926
IBM Corp.	91,955	8,933,427
Intel Corp.	351,983	7,127,656
Intuit, Inc.*	21,284	649,375
JDS Uniphase Corp.*	12,886	214,681
Jabil Circuit, Inc.	11,274	276,777
Juniper Networks Inc.*	34,536	654,112
KLA Tencor Corp.	12,153	604,612
LSI Logic Corp.*	24,456	220,104
Lexmark Int'l, Inc.*	5,978	437,590
Linear Technology Corp.	18,249	553,310
Maxim Integrated Products, Inc	19,576	599,417
Micron Technology, Inc.*	46,053	642,900
Microsoft Corp.	528,085	15,768,615
Molex, Inc. Cl A	8,654	273,726
Motorola, Inc.	147,573	3,034,101
NCR Corp.*	10,878	465,143
NVIDIA Corporation*	21,704	803,265
National Semiconductor Corp.	17,615	399,861
Network Appliance, Inc.*	22,821	896,409
Novell, Inc.*	20,695	128,309
Novellus Systems, Inc.*	7,545	259,699
Oracle Corp.*	244,210	4,185,759
PMC Sierra, Inc.*	12,808	85,942
Paychex, Inc.	20,669	817,252
QLogic Corp.*	9,623	210,936
Qualcomm, Inc.	100,879	3,812,217
Sabre Group Holdings, Inc.	8,081	257,703
Sandisk Corp.*	13,737	591,103
Sanmina Corp.*	32,527	112,218
Solectron Corp.*	55,829	179,769
Sun Microsystems, Inc.*	214,850	1,164,487
Symantec Corp.*	57,261	1,193,892
Symbol Technologies, Inc.	15,550	232,317
Tektronix, Inc.	5,035	146,871
Tellabs, Inc.*	26,969	276,702

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Teradyne, Inc.*	11,585	173,312
Texas Instruments, Inc.	90,583	2,608,790
Unisys Corp.*	21,035	164,914
Xerox Corp.*	58,925	998,779
Xilinx, Inc.	20,525	488,700
Yahoo!, Inc.*	74,731	1,908,630
		108,036,017
TELECOMMUNICATIONS (3.2%)
AT&T	234,589	8,386,557
Alltel Corp.	22,808	1,379,428
BellSouth Corp.	111,350	5,245,699
CenturyTel, Inc.	7,007	305,926
Citizens Communications Co.	19,650	282,371
Qwest Communications Intl.*	98,164	821,633
Sprint Nextel Corp.	176,718	3,338,203
Verizon Communications	178,221	6,636,950
		26,396,767
UTILITIES (3.4%)
AES Corp.*	40,545	893,612
Allegheny Energy, Inc.*	10,088	463,140
Ameren Corp.	12,591	676,514
American Electric Power, Inc.	24,148	1,028,222
CMS Energy Corp.*	13,578	226,753
Centerpoint Energy, Inc.	19,097	316,628
Consolidated Edison, Inc.	15,676	753,545
Constellation Energy Group	10,989	756,812
DTE Energy Co.	10,864	525,926
Dominion Resources, Inc.	21,593	1,810,357
Duke Energy Corp	76,655	2,545,713
Dynergy, Inc.*	23,108	167,302
Edison International	19,889	904,552
Entergy Corp.	12,662	1,168,956
Exelon Corp.	40,958	2,534,891
FPL Group, Inc.	24,677	1,342,922
FirstEnergy Corp.	19,486	1,175,006
Keyspan Corporation	10,700	440,626
NiSource, Inc.	16,665	401,627
Nicor, Inc.	2,706	126,641
PG & E Corp.	21,293	1,007,798

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont'd.)
PPL Corporation	23,293	834,821
Peoples Energy Corp.	2,338	104,205
Pinnacle West Capital Corp.	6,095	308,956
Progress Energy, Inc.	15,517	761,574
Public Svc. Enterprise Group	15,396	1,021,986
Questar Corp.	5,242	435,348
Sempra Energy	16,004	896,864
Southern Co.	45,340	1,671,232
TXU Corp.	28,037	1,519,886
Teco Energy, Inc.	12,771	220,044
Xcel Energy, Inc.	24,838	572,764
		27,615,223

TOTAL COMMON STOCKS (Cost: $601,148,252) 95.7%		776,827,036

*Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	4.89	01/11/07	1,500,000	1,497,528
U.S. Treasury Bill (a)	4.79	03/08/07	1,400,000	1,386,929
				2,884,457
U.S. GOVERNMENT AGENCIES (1.4%)
Federal Home Loan Bank	4.80	01/02/07	8,742,000	8,738,503
Federal National Mortgage Assoc.	5.20	01/24/07	2,668,000	2,658,363
				11,396,866
COMMERCIAL PAPER (2.4%)
Novartis Finance	5.28	01/02/07	19,330,000	19,321,494

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $33,603,190) 4.2%				33,602,817

TOTAL INVESTMENTS (Cost: $634,751,442) 99.9%				810,429,853

OTHER NET ASSETS 0.1%				1,067,479

NET ASSETS 100.0%				$811,497,332

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased

91 S&P 500 Stock Index Futures Contracts	March 2007	$32,496,100	$34,313

Face Value of futures purchased and outstanding as percentage of total investments in securities: 4.0%

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.8%)
Air Products & Chemicals, Inc.	4,280	$300,798
Alcoa, Inc.	16,854	505,789
Allegheny Technologies, Inc.	1,959	177,642
Ball Corp.	2,024	88,246
Bemis Co.	2,036	69,183
Dow Chemical Co.	18,563	741,406
Du Pont EI de Nemours	17,874	870,643
Eastman Chemical Co.	1,599	94,837
Ecolab, Inc.	3,466	156,663
Freeport-McMoran Copper Cl B	3,827	213,279
Hercules, Inc.*	2,208	42,636
International Paper Co.	8,845	301,614
Intl. Flavors & Fragrances	1,517	74,576
MeadWestvaco Corp.	3,520	105,811
Monsanto Co.	10,562	554,822
Newmont Mining Corp. Hldg. Co.	8,751	395,108
Nucor Corp.	5,873	321,018
PPG Industries, Inc.	3,210	206,114
Pactiv Corp.*	2,585	92,259
Peabody Energy Corp.	5,128	207,222
Phelps Dodge Corp.	3,963	474,450
Praxair, Inc.	6,272	372,118
Rohm & Haas Co.	2,858	146,101
Sealed Air Corp.	1,566	101,665
Sigma-Aldrich Corp.	1,282	99,637
Temple-Inland, Inc.	2,079	95,696
United States Steel Group	2,302	168,368
Vulcan Materials Co.	1,834	164,822
Weyerhaeuser Co.	4,594	324,566
		7,467,089
CONSUMER, CYCLICAL (6.0%)
Amazon.com, Inc.*	6,001	236,799
AutoZone, Inc.*	983	113,595
Autonation, Inc.*	2,905	61,935
Bed Bath & Beyond, Inc.*	5,493	209,283
Best Buy Co., Inc.	7,852	386,240
Big Lots, Inc.*	2,128	48,774
Black & Decker Corp.	1,320	105,560

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Brunswick Corp.	1,786	56,973
Carnival Corp.	8,643	423,939
Centex Corp.	2,307	129,815
Circuit City Group, Inc.	2,753	52,252
Clear Channel Communications	9,597	341,077
Coach, Inc.*	7,138	306,648
Comcast Corp. Cl A*	40,435	1,711,614
D.R. Horton, Inc.	5,364	142,092
Darden Restaurants, Inc.	2,857	114,766
Dillard's, Inc. Cl A	1,183	41,370
DIRECTV Group Inc*	14,985	373,726
Disney (Walt) Co.	40,191	1,377,346
Dollar General Corp.	6,069	97,468
Dow Jones & Co.	1,264	48,032
EW Scripps Co. Cl A	1,619	80,853
Eastman Kodak Co.	5,582	144,016
Family Dollar Stores, Inc.	2,953	86,611
Federated Dept Stores	10,201	388,964
Ford Motor Co.	36,743	275,940
Fortune Brands, Inc.	2,942	251,217
Gannett Co., Inc.	4,551	275,153
Gap, Inc.	10,245	199,778
General Motors Corp.	10,987	337,521
Genuine Parts Co.	3,311	157,041
Goodyear Tire & Rubber Co.*	3,451	72,436
Harley-Davidson, Inc.	5,035	354,816
Harman Intl. Inds	1,269	126,786
Harrah's Entertainment, Inc.	3,613	298,867
Hasbro, Inc.	3,088	84,148
Hilton Hotels Corp.	7,510	262,099
Home Depot, Inc.	39,634	1,591,701
International Game Technology	6,595	304,689
Interpublic Grp. of Cos., Inc.	8,577	104,982
Johnson Controls, Inc.	3,806	327,012
Jones Apparel Group, Inc.	2,141	71,574
KB Home	1,524	78,151
Kohl's Corp.*	6,362	435,352
Leggett & Platt	3,478	83,124

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Lennar Corp.	2,679	140,540
Limited Brands, Inc.	6,643	192,248
Liz Claiborne, Inc.	1,991	86,529
Lowe's Companies, Inc.	29,599	922,009
Marriott International, Inc.	6,529	311,564
Mattel, Inc.	7,408	167,865
McDonald's Corp.	24,035	1,065,472
McGraw-Hill Cos., Inc.	6,880	467,978
Meredith Corp.	752	42,375
NIKE, Inc. Cl B	3,654	361,856
New York Times Co. Cl A	2,793	68,037
Newell Rubbermaid, Inc.	5,390	156,041
News Corp, Inc.	45,468	976,653
Nordstrom, Inc.	4,444	219,267
Office Depot, Inc.*	5,408	206,423
OfficeMax, Inc.	1,447	71,844
Omnicom Group, Inc.	3,319	346,968
Penney (J.C.) Co., Inc.	4,376	338,527
Pulte Homes, Inc.	4,104	135,924
RadioShack Corp.	2,641	44,316
Sears Holding Corp.*	1,615	271,207
Sherwin-Williams Co.	2,173	138,159
Snap-On, Inc.	1,133	53,976
Stanley Works	1,580	79,458
Staples, Inc.	14,058	375,349
Starbucks Corp.*	14,690	520,320
TJX Companies, Inc.	8,840	252,117
Target Corp.	16,683	951,765
Tiffany & Co.	2,630	103,201
Time Warner, Inc.	77,587	1,689,845
Tribune Co.	3,708	114,132
Univision Communications, Inc.	4,901	173,593
V F Corp.	1,738	142,655
Wendy's International, Inc.	1,857	61,448
Whirlpool Corp.	1,523	126,439
Windstream Corp.	9,274	131,876
Wyndham Worldwide Corp*	3,847	123,181
Yum! Brands, Inc.	5,154	303,055

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
eBay, Inc.*	22,483	676,064
		25,382,411
CONSUMER, NON-CYCLICAL (5.7%)
Altria Group, Inc.	40,717	3,494,333
Anheuser-Busch Cos., Inc.	14,949	735,491
Archer-Daniels-Midland Co.	12,775	408,289
Avon Products, Inc.	8,645	285,631
Brown-Forman Corp. Cl B	1,530	101,347
CVS Corp.	16,003	494,653
Campbell Soup Co.	4,232	164,582
Clorox Co.	2,950	189,243
Coca-Cola Co.	39,626	1,911,955
Coca-Cola Enterprises	5,386	109,982
Colgate-Palmolive Co.	9,993	651,943
ConAgra Foods, Inc.	9,897	267,219
Constellation Brands, Inc.Cl A	4,088	118,634
Costco Wholesale Corp.	8,901	470,596
Dean Foods Co.*	2,599	109,886
Estee Lauder Co. Cl A	2,474	100,989
FNMA	18,937	1,124,668
General Mills, Inc.	6,665	383,904
Heinz (H.J.) Co.	6,400	288,064
Hershey Food Corp.	3,381	168,374
IAC Interactive Corp.*	4,336	161,126
Kellogg Co.	4,877	244,143
Kimberly Clark Corp.	8,905	605,095
Kroger Co.	13,936	321,504
McCormick & Co., Inc.	2,555	98,521
Molson Coors Brewing Co.	888	67,879
Pepsi Bottling Group, Inc.	2,659	82,190
PepsiCo, Inc.	31,892	1,994,845
Proctor & Gamble Co.	61,553	3,956,011
Reynolds American Inc	3,331	218,081
Safeway, Inc.	8,611	297,596
Sara Lee Corp.	14,507	247,054
Supervalu, Inc.	4,001	143,036
Sysco Corp.	12,013	441,598
Tyson Foods, Inc.	4,897	80,556

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont'd.)
UST, Inc.	3,126	181,933
Wal-Mart Stores, Inc.	47,779	2,205,956
Walgreen Co.	19,505	895,084
Whole Foods Market, Inc.	2,778	130,372
Wrigley (Wm.) Jr. Co.	4,264	220,534
		24,172,897
ENERGY (5.7%)
Anadarko Petroleum	8,936	388,895
Apache Corp.	6,409	426,263
Ashland, Inc.	1,133	78,381
BJ Services Co.	5,696	167,007
Baker Hughes, Inc.	6,233	465,356
Chesapeake Energy Corp.	8,081	234,753
ChevronTexaco Corp.	42,352	3,114,143
ConocoPhillips	31,969	2,300,170
Consol Energy, Inc.	3,544	113,869
Devon Energy Corp.	8,599	576,821
EOG Resources, Inc.	4,732	295,513
El Paso Corp.	13,720	209,642
Exxon Mobil Corp.	113,296	8,681,872
HESS Corp.	5,258	260,639
Halliburton Co.	19,532	606,469
Kinder Morgan, Inc.	2,084	220,383
Marathon Oil Corp.	6,829	631,683
Murphy Oil Corp.	3,634	184,789
Nabors Industries, Ltd.*	5,814	173,141
National-Oilwell, Inc.*	3,408	208,501
Noble Corporation*	2,634	200,579
Occidental Petroleum	16,756	818,195
Rowan Cos., Inc.	2,145	71,214
Schlumberger, Ltd.	22,886	1,445,480
Smith International, Inc.	3,873	159,064
Sunoco, Inc.	2,391	149,103
Transocean, Inc.*	5,680	459,455
Valero Energy Corp.	11,744	600,823
Weatherford Int'l., Ltd.*	6,601	275,856

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont'd.)
Williams Cos., Inc.	11,592	302,783
XTO Energy, Inc.	7,111	334,573
		24,155,415
FINANCIAL (12.8%)
Ace, Ltd.	6,326	383,166
Aflac, Inc.	9,605	441,830
Allstate Corp.	12,146	790,826
Ambac Financial Group, Inc.	2,084	185,622
American Express Co.	23,410	1,420,285
American Int'l. Group, Inc.	50,499	3,618,758
Ameriprise Financial, Inc.	4,700	256,150
Aon Corp.	6,017	212,641
Apartment Investment & Mgmt. Co.	1,875	105,038
Archstone-Smith Trust	4,236	246,578
BB & T Corp.	10,507	461,573
Bank of America Corp.	87,231	4,657,263
Bank of New York Co., Inc.	14,844	584,408
Bear Stearns Cos., Inc.	2,280	371,138
Boston Properties	2,271	254,079
CB Richard Ellis Group Inc.*	3,593	119,288
CIT Group, Inc.	3,854	214,938
Capital One Financial Corp.	7,928	609,029
Charles Schwab Corp.	19,869	384,266
Chicago Mercantile Exchange	676	344,591
Chubb Corp.	7,999	423,227
Cincinnati Financial Corp.	3,367	152,559
Citigroup, Inc.	95,465	5,317,401
Comerica, Inc.	3,086	181,086
Commerce Bancorp (N.J.)	3,643	128,489
Compass Bancshares, Inc.	2,524	150,557
Countrywide Financial Corp.	12,055	511,735
E*Trade Financial Corp.*	8,297	186,019
Equity Office Properties	6,827	328,857
Equity Residential	5,673	287,905
Federated Investors, Inc.	1,756	59,318
Fidelity Natl. Info. Svc., Inc	3,145	126,083
Fifth Third Bancorp	10,840	443,681
First Tennessee Natl. Bank	2,418	101,024

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont'd.)
Franklin Resources, Inc.	3,240	356,951
Freddie Mac	13,461	914,002
Genworth Financial, Inc.	8,609	294,514
Goldman Sachs Group, Inc.	8,272	1,649,023
Hartford Fin, Svc .Gp., Inc.	6,161	574,883
Huntington Bancshares, Inc.	4,619	109,701
J.P. Morgan Chase & Co.	67,384	3,254,647
Janus Capital Group	3,851	83,143
KeyCorp.	7,804	296,786
Kimco Realty Corp.	4,390	197,331
Legg Mason, Inc.	2,554	242,758
Lehman Brothers Hlds.	10,300	804,636
Lincoln National Corp.	5,578	370,379
Loews Corp.	8,880	368,254
M & T Bank Corp.	1,504	183,729
MBIA, Inc.	2,618	191,271
MGIC Investment Corp.	1,612	100,814
Marsh & McLennan Cos., Inc.	10,712	328,430
Marshall & Ilsley Corp.	4,958	238,529
Mellon Financial Corp.	8,002	337,284
Merrill Lynch & Co., Inc.	17,176	1,599,086
MetLife, Inc.	14,772	871,696
Moody's Corp.	4,567	315,397
Morgan Stanley	20,557	1,673,957
National City Corp.	12,275	448,774
Northern Trust Corp.	3,642	221,033
PNC Financial Services Group	5,707	422,546
Plum Creek Timber Co.	3,438	137,004
Principal Financial Group Inc.	5,244	307,823
Progressive Corp. of Ohio	14,808	358,650
Prologis Trust	4,815	292,608
Prudential Financial, Inc.	9,263	795,321
Public Storage, Inc.	2,383	232,343
Realogy Corp.*	4,164	126,252
Regions Financial Corp.	14,170	529,958
SLM Corporation	7,948	387,624
Safeco Corp.	2,136	131,044
Simon Property Group	4,299	435,446

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont'd.)
Sovereign Bancorp, Inc.	6,981	177,248
St. Paul Travelers Co., Inc.	13,413	720,144
State Street Corp.	6,456	435,393
Suntrust Banks, Inc.	6,882	581,185
Synovus Financial Corp.	6,314	194,661
T. Rowe Price Group, Inc.	5,121	224,146
Torchmark Corp.	1,905	121,463
UNUM Provident Corp.	6,663	138,457
US Bancorp	34,156	1,236,106
Vornado Realty Trust	2,509	304,844
Wachovia Corp.	37,030	2,108,859
Washington Mutual, Inc.	18,364	835,378
Wells Fargo & Company	65,596	2,332,594
Western Union Co.	14,888	333,789
XL Capital Limited	3,511	252,862
Zions Bancorporation	2,078	171,310
		54,411,474
HEALTHCARE (7.0%)
Abbott Laboratories	29,814	1,452,240
Aetna, Inc.	10,142	437,932
Allergan, Inc.	2,987	357,663
Amerisource Bergen Corp.	3,733	167,836
Amgen, Inc.*	22,666	1,548,314
Applera Corp.-Applied Biosys	3,558	130,543
Bard (C.R.), Inc.	2,002	166,106
Barr Pharmaceuticals, Inc.*	2,066	103,548
Bausch & Lomb, Inc.	1,045	54,403
Baxter International, Inc.	12,718	589,988
Becton Dickinson & Co.	4,790	336,019
Biogen Idec, Inc.*	6,552	322,293
Biomet, Inc.	4,757	196,321
Boston Scientific Corp.*	22,934	394,006
Bristol-Myers Squibb Co.	38,248	1,006,687
CIGNA Corp.	1,993	262,219
Cardinal Health, Inc.	7,868	506,935
Caremark Rx, Inc.	8,285	473,156
Celgene Corp.*	7,237	416,345
Coventry Health Care*	3,097	155,005

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont'd.)
Express Scripts, Inc.*	2,630	188,308
Forest Laboratories, Inc.*	6,154	311,392
Genzyme Corp. (Genl. Div)*	5,108	314,551
Gilead Sciences, Inc.*	8,936	580,214
Health Management Associates	4,672	98,626
Hospira, Inc.*	3,029	101,714
Humana, Inc.*	3,230	178,651
IMS Health, Inc.	3,860	106,073
Johnson & Johnson	56,337	3,719,369
King Pharmaceuticals, Inc.*	4,722	75,174
Laboratory Corp. of America*	2,436	178,973
Lilly (Eli) & Co.	19,127	996,517
Manor Care, Inc.	1,438	67,471
McKesson Corp.	5,750	291,525
Medco Health Solutions*	5,700	304,608
Medimmune, Inc.*	4,646	150,391
Medtronic, Inc.	22,365	1,196,751
Merck & Co., Inc.	42,181	1,839,092
Millipore Corp.*	1,038	69,131
Mylan Laboratories, Inc.	4,118	82,195
Patterson Cos., Inc.*	2,699	95,841
PerkinElmer, Inc.	2,391	53,152
Pfizer, Inc.	140,063	3,627,632
Quest Diagnostics, Inc.	3,108	164,724
Schering-Plough Corp.	28,811	681,092
St. Jude Medical, Inc.*	6,871	251,204
Stryker Corp.	5,770	317,985
Tenet Healthcare Corp.*	9,155	63,810
Thermo Fisher Scientific Inc*	7,928	359,059
UnitedHealth Group, Inc.	26,175	1,406,383
Waters Corp.*	1,971	96,520
Watson Pharmaceuticals, Inc.*	1,993	51,878
WellPoint, Inc.*	12,048	948,057
Wyeth	26,164	1,332,271
Zimmer Holdings, Inc.*	4,642	363,840
		29,741,733

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (7.2%)
3M Company	14,303	1,114,633
Allied Waste Industries*	4,932	60,614
American Power Conversion	3,283	100,427
American Standard Cos.	3,369	154,469
Apollo Group, Inc. Cl A*	2,720	105,998
Avery Dennison Corp.	1,834	124,584
Block (H. & R.), Inc.	6,268	144,415
Boeing Co.	15,360	1,364,582
Burlington North Santa Fe	6,981	515,268
CBS Corp. Cl B	15,190	473,624
CSX Corp.	8,455	291,106
Caterpillar, Inc.	12,636	774,966
Cintas Corp.	2,651	105,271
Cooper Industries, Ltd.*	1,766	159,699
Cummins, Inc.	1,020	120,544
Danaher Corp.	4,606	333,659
Deere & Co.	4,491	426,959
Donnelley R.R. & Sons	4,212	149,694
Dover Corp.	3,964	194,315
Eaton Corp.	2,896	217,605
Emerson Electric Co.	15,586	686,875
Equifax, Inc.	2,435	98,861
FedEx Corp.	5,958	647,158
Fluor Corp.	1,713	139,866
General Dynamics Corp.	7,863	584,614
General Electric Co.	200,236	7,450,782
Goodrich Corporation	2,424	110,413
Google, Inc.*	4,162	1,916,518
Grainger (W.W.), Inc.	1,421	99,385
Honeywell International, Inc.	15,860	717,506
ITT Industries, Inc.	3,590	203,984
Illinois Tool Works, Inc.	8,152	376,541
Ingersoll Rand Co.*	5,960	233,215
L-3 Communications Hldgs., Inc	2,429	198,644
Lockheed Martin Corp.	6,916	636,756
Masco Corp.	7,657	228,715
Monster Worldwide, Inc.*	2,495	116,367
Norfolk Southern	7,717	388,088

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Northrop Grumman Corp.	6,713	454,470
PACCAR, Inc.	4,825	313,143
Pall Corp.	2,380	82,229
Parker Hannifin Corp.	2,291	176,132
Pitney Bowes, Inc.	4,314	199,264
Raytheon Co.	8,638	456,086
Robert Half Intl., Inc.	3,258	120,937
Rockwell Automation, Inc.	3,306	201,930
Rockwell Collins	3,250	205,693
Ryder System, Inc.	1,179	60,200
Southwest Airlines Co.	15,391	235,790
Starwood Hotels & Resort World	4,120	257,500
Terex Corp*	1,978	127,739
Textron, Inc.	2,437	228,517
Tyco International, Ltd.	38,659	1,175,234
Union Pacific Corp.	5,242	482,369
United Parcel Service Cl B	20,870	1,564,833
United Technologies Corp.	19,502	1,219,265
Verisign, Inc.*	4,761	114,502
Viacom Inc. - Class B.*	13,590	557,598
Waste MGT Inc.	10,398	382,334
		30,382,485
TECHNOLOGY (8.1%)
ADC Telecommunications, Inc.*	2,278	33,099
Adobe Systems, Inc.*	11,328	465,807
Advanced Micro Devices, Inc.*	10,666	217,053
Affiliated Computer Svcs.*	2,307	112,674
Agilent Technologies, Inc.*	7,938	276,639
Altera Corp.*	7,029	138,331
Analog Devices, Inc.	6,643	218,355
Apple Computer, Inc.*	16,507	1,400,454
Applied Materials, Inc.	26,994	498,039
Autodesk, Inc.*	4,500	182,070
Automatic Data Processing	10,702	527,074
Avaya, Inc.*	8,854	123,779
BMC Software, Inc.*	3,986	128,349
Broadcom Corp. Cl A*	9,101	294,053
CA Inc.	7,992	181,019

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Ciena Corp.*	1,642	45,500
Cisco Systems, Inc.*	118,006	3,225,104
Citrix Systems, Inc.*	3,515	95,081
Cognizant Tech Solutions*	2,756	212,653
Computer Sciences Corp.*	3,335	177,989
Compuware Corp.*	6,842	56,994
Comverse Technology, Inc.*	3,925	82,857
Convergys Corp.*	2,679	63,707
Corning, Inc.*	30,418	569,121
Dell, Inc.*	44,109	1,106,695
EMC Corp.*	42,781	564,709
Electronic Arts, Inc.*	5,993	301,807
Electronic Data Systems Corp.	10,061	277,181
Embarq Corp.	2,908	152,844
First Data Corp.	14,881	379,763
Fiserv, Inc.*	3,366	176,446
Hewlett-Packard Co.	53,204	2,191,473
IBM Corp.	29,251	2,841,735
Intel Corp.	112,059	2,269,195
Intuit, Inc.*	6,779	206,827
JDS Uniphase Corp.*	4,100	68,306
Jabil Circuit, Inc.	3,587	88,061
Juniper Networks Inc.*	10,995	208,245
KLA Tencor Corp.	3,869	192,483
LSI Logic Corp.*	7,790	70,110
Lexmark Int'l, Inc.*	1,902	139,226
Linear Technology Corp.	5,812	176,220
Maxim Integrated Products, Inc	6,229	190,732
Micron Technology, Inc.*	14,710	205,352
Microsoft Corp.	168,042	5,017,728
Molex, Inc. Cl A	2,753	87,077
Motorola, Inc.	46,982	965,950
NCR Corp.*	3,465	148,163
NVIDIA Corporation*	6,906	255,591
National Semiconductor Corp.	5,610	127,347
Network Appliance, Inc.*	7,263	285,291
Novell, Inc.*	6,596	40,895
Novellus Systems, Inc.*	2,404	82,746

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Oracle Corp.*	77,710	1,331,949
PMC Sierra, Inc.*	4,075	27,343
Paychex, Inc.	6,578	260,094
QLogic Corp.*	3,062	67,119
Qualcomm, Inc.	32,109	1,213,399
Sabre Group Holdings, Inc.	2,572	82,021
Sandisk Corp.*	4,376	188,299
Sanmina Corp.*	10,379	35,808
Solectron Corp.*	17,818	57,374
Sun Microsystems, Inc.*	68,367	370,549
Symantec Corp.*	18,221	379,908
Symbol Technologies, Inc.	4,951	73,968
Tektronix, Inc.	1,608	46,905
Tellabs, Inc.*	8,590	88,133
Teradyne, Inc.*	3,691	55,217
Texas Instruments, Inc.	28,824	830,131
Unisys Corp.*	6,693	52,473
Xerox Corp.*	18,772	318,185
Xilinx, Inc.	6,531	155,503
Yahoo!, Inc.*	23,789	607,571
		34,385,948
TELECOMMUNICATIONS (2.0%)
AT&T	74,648	2,668,666
Alltel Corp.	7,256	438,843
BellSouth Corp.	35,432	1,669,202
CenturyTel, Inc.	2,233	97,493
Citizens Communications Co.	6,252	89,841
Qwest Communications Intl.*	31,314	262,098
Sprint Nextel Corp.	56,233	1,062,241
Verizon Communications	56,727	2,112,513
		8,400,897
UTILITIES (2.1%)
AES Corp.*	12,913	284,603
Allegheny Energy, Inc.*	3,211	147,417
Ameren Corp.	4,013	215,618
American Electric Power, Inc.	7,685	327,227
CMS Energy Corp.*	4,323	72,194
Centerpoint Energy, Inc.	6,076	100,740

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont'd.)
Consolidated Edison, Inc.	4,993	240,014
Constellation Energy Group	3,496	240,770
DTE Energy Co.	3,458	167,402
Dominion Resources, Inc.	6,872	576,148
Duke Energy Corp	24,399	810,291
Dynergy, Inc.*	7,364	53,315
Edison International	6,328	287,797
Entergy Corp.	4,017	370,849
Exelon Corp.	13,035	806,736
FPL Group, Inc.	7,856	427,524
FirstEnergy Corp.	6,205	374,162
Keyspan Corporation	3,405	140,218
NiSource, Inc.	5,307	127,899
Nicor, Inc.	868	40,622
PG & E Corp.	6,777	320,755
PPL Corporation	7,416	265,789
Peoples Energy Corp.	748	33,338
Pinnacle West Capital Corp.	1,938	98,237
Progress Energy, Inc.	4,942	242,553
Public Svc. Enterprise Group	4,899	325,196
Questar Corp.	1,668	138,527
Sempra Energy	5,092	285,356
Southern Co.	14,427	531,779
TXU Corp.	8,920	483,553
Teco Energy, Inc.	4,068	70,092
Xcel Energy, Inc.	7,907	182,335
		8,789,056

TOTAL INDEXED ASSETS (Cost: $187,363,973) 58.4%		247,289,405

*Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (a)	4.79	03/08/07	400,000	396,265
U.S. Treasury Bill (a)	4.89	01/11/07	200,000	199,670
				595,935
COMMERCIAL PAPER (1.3%)
Novartis Finance	5.28	01/02/07	5,480,000	5,477,588

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,073,631) 1.4%				6,073,523

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $193,437,604) 59.8%				253,362,928

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

18 S&P 500 Stock Index Futures Contracts	March 2007	$6,427,800	($4,188)

Face Value of futures purchased and outstanding as a percentage of total investments in securities:  1.5%

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (0.8%)
Schnitzer Steel Inds., Inc. Cl A	2,620	104,014
Cytec Industries, Inc.	7,380	417,044
Dow Chemical Co.	17,162	685,450
Longview Fibre Co.	18,566	407,524
Lubrizol Corp.	10,338	518,244
Phelps Dodge Corp.	7,360	881,139
TETRA Technologies*	11,662	210,966
		3,224,381
CONSUMER, CYCLICAL (4.6%)
AAR Corp*	15,151	442,258
Aaron Rents, Inc	8,445	243,047
Audiovox Corp. Cl A*	52,076	733,751
Belo Corporation	21,067	387,001
Best Buy Co., Inc.	8,336	410,048
Big Lots, Inc.*	7,967	182,604
CSK Auto Corp*	14,914	255,775
Carnival Corp.	6,250	306,563
Charming Shoppes, Inc.*	17,619	238,385
Children's Place Retail Stores	2,327	147,811
Circuit City Group, Inc.	22,801	432,763
Coach, Inc.*	7,277	312,620
Comcast Corp. Cl A*	14,520	614,632
Crown Holdings, Inc.*	47,962	1,003,365
Crown Media Holdings Cl A*	6,040	21,925
Gamestop Corp.*	9,342	514,838
Gymboree Corp.*	5,363	204,652
Hartmarx Corp.*	21,790	153,837
Hibbett Sporting Goods, Inc.*	11,223	342,638
Home Depot, Inc.	7,609	305,577
Hudson Highland Group*	18,721	312,266
ICT Group, Inc.*	7,260	229,343
International Game Technology	14,834	685,331
Johnson Controls, Inc.	7,473	642,080
Kohl's Corp.*	2,489	170,322
Landry's Restaurant, Inc.	10,010	301,201
Lithia Motors, Inc. Cl A	5,109	146,935
Marvel Entertainment Inc*	6,299	169,506
McDonald's Corp.	11,472	508,554

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Modine Manufacturing Co.	21,576	540,047
Omnicom Group, Inc.	5,422	566,816
P.F. Changs China Bistro, Inc.	7,285	279,598
Payless Shoesource, Inc.*	30,130	988,867
Phillips Van Heusen Corp.	2,934	147,199
Pinnacle Entertainment, Inc.*	13,805	457,498
RC2 Corp.*	4,073	179,212
Rare Hospitality Int'l., Inc.*	6,349	209,073
Red Robin Gourmet Burgers*	8,145	291,998
Rent-A-Center, Inc.*	8,890	262,344
Staples, Inc.	18,626	497,314
Starbucks Corp.*	15,226	539,305
Sunopta*	16,152	142,138
Sunterra Corporation*	38,474	463,612
Target Corp.	6,134	349,945
Time Warner, Inc.	30,992	675,006
Tupperware Corp.	19,715	445,756
Tween Brands, Inc.*	4,478	178,807
V F Corp.	6,863	563,315
Wild Oaks Markets, Inc.*	17,614	253,289
Wolverine World Wide, Inc.	37,055	1,056,809
		19,507,576
CONSUMER, NON-CYCLICAL (3.0%)
Alkermes, Inc.*	10,765	143,928
Boston Beer Co., Inc. Cl A*	3,934	141,545
CVS Corp.	30,640	947,082
Chattem, Inc.*	9,620	481,770
Colgate-Palmolive Co.	10,866	708,898
Comsys ITPartners, Inc.*	5,388	108,891
Conmed Corp.*	9,701	224,287
Dynamex, Inc.*	6,425	150,088
Flowers Foods, Inc.	6,262	169,011
Forrester Research Inc*	8,575	232,468
General Mills, Inc.	7,233	416,621
Great Atlantic & Pac. Tea, Inc	4,060	104,504
Hain Celestial Group Inc.*	8,652	270,029
Hershey Food Corp.	10,130	504,474
Hologic, Inc.*	10,544	498,520

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON- CYCLICAL (Cont'd.)
Longs Drug Stores Corp.	14,462	612,900
Medicines Company*	3,200	101,504
Mentor Corp.	4,956	242,200
Mueller Industries, Inc.	13,634	432,198
PepsiCo, Inc.	17,581	1,099,692
Proctor & Gamble Co.	35,274	2,267,060
Safeway, Inc.	20,887	721,855
Sovran Self-Storage, Inc.	2,277	130,427
Vector Group, Ltd.	26,734	474,529
Wal-Mart Stores, Inc.	22,702	1,048,151
Watson Wyatt Worldwide Inc	7,538	340,341
		12,572,973
ENERGY (3.2%)
Aegean Marina Pretroleum*	12,299	201,704
CNX Gas Corp.*	15,843	403,997
Devon Energy Corp.	3,371	226,127
Ellora Energy Inc* (b)	21,800	261,600
Exxon Mobil Corp.	63,270	4,848,380
Halliburton Co.	37,673	1,169,747
Helix Energy Solutions Group*	14,428	452,606
Holly Corp.	15,806	812,428
Range Resources Corp.	46,689	1,282,080
Schlumberger, Ltd.	14,068	888,535
Superior Well Services Inc*	8,784	224,519
Transocean, Inc.*	11,750	950,458
Unisource Energy Corp.	12,757	466,013
Valero Energy Corp.	16,609	849,716
Whittier Energy*	74,100	686,907
		13,724,817
FINANCIAL (9.5%)
Acadia Realty Trust	8,810	220,426
Accredited Home Lenders*	10,080	275,688
Allstate Corp.	10,132	659,695
American Home Mortgage Inv.	8,612	302,453
American Int'l. Group, Inc.	17,839	1,278,343
AmericanWest Bancorp	7,795	188,795
Argonaut Group, Inc.*	7,348	256,151
Assured Guaranty Co.*	27,533	732,378

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont'd.)
Asta Funding Inc.	12,490	380,196
Bank Mutual Corp.	32,143	389,252
Bank of America Corp.	42,175	2,251,723
Banner Corporation	6,148	272,602
Bear Stearns Cos., Inc.	7,845	1,277,009
Brookline Bankcorp	37,177	489,621
Capital Lease Funding, Inc.	8,735	101,326
Capital One Financial Corp.	10,634	816,904
Choice Hotels Intl., Inc.	13,028	548,479
Citigroup, Inc.	35,181	1,959,582
Columbia Banking System	7,876	276,605
Equity Inns, Inc.	28,401	453,280
Euronet Worldwide*	15,436	458,295
FBR Capital Markets Corp.* (b)	29,100	436,500
First Financial Holdings, Inc.	7,987	312,931
First Niagara Financial Grp.	29,561	439,276
First State Bank Corporation	23,817	589,471
FirstFed Financial Corp.*	6,544	438,252
Friedman, Billings, Ramsey Grp	20,043	160,344
Getty Realty Corp.	5,930	183,237
Glacier Bancorp, Inc.	21,604	528,002
Goldman Sachs Group, Inc.	4,499	896,876
Hartford Fin, Svc .Gp., Inc.	7,344	685,269
Highwoods Properties, Inc.	9,482	386,486
ISHARES Russel Midcap	18,222	1,432,067
ISHARES Russel Midcap	5,047	394,019
IShares Russell Micropac	10,428	609,517
Iberia Bank Corp.	2,955	174,493
Intl. Securities Exchange Inc.	6,222	291,127
J.P. Morgan Chase & Co.	27,110	1,309,413
JER Investors Trust, Inc.	12,907	266,788
Jackson Hewitt Tax Service	7,907	268,601
KNBT Bancorp, Inc.	23,328	390,277
Knight Capital Group, Inc.*	9,401	180,217
La Salle Hotel Properties	9,532	437,042
LandAmerica Financial Group	7,302	460,829
Lazard, Ltd. Cl A*	9,544	451,813
Legg Mason, Inc.	3,458	328,683

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont'd.)
MAF Bancorp	10,659	476,351
Medical Properties Trust Inc	28,230	431,919
Merrill Lynch & Co., Inc.	19,164	1,784,168
MetLife, Inc.	15,406	909,108
Mid-America Apt. Communities	5,248	300,396
Morgan Stanley	8,088	658,606
National Financial Partners	11,722	515,416
NewAlliance Bankshare	43,515	713,646
PHH Corp.*	26,878	775,968
Pennsylvania REIT	5,144	202,571
Phoenix Companies, Inc.	18,853	299,574
Prologis Trust	7,769	472,122
Provident Financial Services	24,955	452,434
Rait Finiancial Trust	25,296	872,206
Safeco Corp.	10,390	637,427
Santander Bancorp	5,445	97,193
Sterling Financial Corp.	9,504	321,330
Sws Group, Inc.	11,416	407,551
Taylor Capital Gowth, Inc.	5,924	216,878
Tower Group, Inc.	11,903	369,826
Vintage Wine Trust, Inc. (b)	45,210	271,260
Wachovia Corp.	23,252	1,324,201
Wells Fargo & Company	54,216	1,927,921
		40,078,405
HEALTHCARE (3.7%)
ALNYLAM Pharmaceuticals, Inc.*	4,388	93,903
Abbott Laboratories	21,345	1,039,715
Aetna, Inc.	13,121	566,565
Allscripts Healthcare Solution	13,103	353,650
Amerisource Bergen Corp.	8,810	396,098
Amgen, Inc.*	17,094	1,167,691
Arthrocare Corp.*	2,980	118,962
Caremark Rx, Inc.	6,826	389,833
DJ Orthopedics, Inc.*	10,556	452,008
Digene Corp.*	6,661	319,195
Discovery Laboratories Inc*	59,630	140,727
Enzon, Inc.*	48,207	410,242
Genesis HealthCare Corp.*	4,303	203,231

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont'd.)
Genzyme Corp. (Genl. Div)*	6,243	384,444
Human Genome Sciences, Inc.*	23,359	290,586
Humana, Inc.*	3,923	216,981
Inverness Medical Innovations*	16,808	650,470
Johnson & Johnson	30,728	2,028,663
Keryx Biopharmaceuticals, Inc.	9,105	121,097
McKesson Corp.	8,160	413,712
Medimmune, Inc.*	4,297	139,094
Medtronic, Inc.	16,751	896,346
Myriad Genetics Inc.*	4,475	140,068
OSI Pharmaceuticals, Inc.*	1,570	57
PSS World Medical Inc.*	12,999	253,870
Pfizer, Inc.	49,325	1,277,518
Psychiatric Solutions*	9,755	366,008
Quest Diagnostics, Inc.	5,902	312,806
Rigel Pharmaceuticals, Inc.*	8,247	97,892
Sciele Pharma, Inc.*	5,028	120,672
Seattle Genetics, Inc.*	12,846	68,469
Senomyx, Inc.*	5,960	77,420
St. Jude Medical, Inc.*	6,961	254,494
Theravance, Inc.*	8,120	250,827
Valeant Pharmaceuticals	14,956	257,841
Ventana Medical Systems, Inc.*	9,160	394,155
Viasys Healthcare, Inc.*	10,700	297,674
Wyeth	17,795	906,121
		15,869,105
INDUSTRIAL (6.2%)
3M Company	9,336	727,554
Actuant Corp. Cl A	4,934	235,105
Acuity Brands, Inc.	6,311	328,424
Affymetrix, Inc.*	11,586	267,173
Agnico-Eagle Mines, Ltd.	21,612	891,279
Alaska Air Group, Inc.*	10,090	398,555
Allis-Chalmers Corp*	15,127	348,526
Apogee Enterprises, Inc.	17,438	336,728
Aspect Medical Systems, Inc.*	10,866	204,389
Benchmark Electronics*	13,463	327,959
Boeing Co.	4,838	429,808

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Bronco Drilling Co., Inc.*	12,022	206,658
Bucyrus International , Inc.	10,017	518,480
Chaparral Steel Co.	9,514	421,185
Curtis Wright Corp. Cl B	6,599	244,691
DIODES, Inc.*	7,132	253,043
Eclipsys Corp.*	10,534	216,579
FLIR Systems Inc.*	16,645	529,810
FLOTEK Industries, Inc.*	1,590	44,600
Felcor Lodging Trust, Inc.	7,595	165,875
Frozen Foods Express Ind.	19,550	168,130
General Cable Corp.*	19,184	838,533
General Electric Co.	86,168	3,206,311
Genesee & Wyoming, Inc. Cl A*	16,576	434,954
Genlyte Group, Inc.*	5,729	447,492
Google, Inc.*	1,339	616,583
Granite Construction	11,938	600,720
HUB Group, Inc. Cl A*	11,051	304,455
Harmonic, Inc.*	27,376	199,024
Healthcare Services Group	8,234	238,457
Heidrick & Struggles Intl., Inc.*	7,335	310,711
ICO, Inc.*	30,081	169,657
ITT Industries, Inc.	13,608	773,207
Illinois Tool Works, Inc.	8,767	404,948
Interline Brands, Inc.*	8,272	185,872
Komag, Inc.*	4,652	176,218
Ladish Co., Inc.*	8,045	298,309
Levitt Corporation	16,290	199,390
Lincoln Electric Holdings	6,428	388,380
Littelfuse, Inc.*	17,020	542,598
Live Nation Inc*	6,125	137,200
Lockheed Martin Corp.	9,901	911,585
Miller (Herman), Inc.	8,284	301,206
Moog, Inc. Cl A*	5,460	208,517
Northrop Grumman Corp.	10,764	728,723
RTI International Metals Inc*	7,538	589,622
RailAmerica, Inc.*	63,739	1,024,923
Semitool, Inc.*	20,344	270,779
Siligan Holdings, Inc.	12,400	544,608

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Southwest Airlines Co.	33,584	514,507
Starwood Hotels & Resort World	8,728	545,500
Texas Industries, Inc.	6,143	394,565
Tyco International, Ltd.	19,925	605,720
United Parcel Service Cl B	10,003	750,025
United Technologies Corp.	10,954	684,844
Waste Connections Inc.*	6,423	266,876
Wright Express Corp*	7,817	243,656
		26,323,226
TECHNOLOGY (6.1%)
Activision, Inc.*	19,082	328,974
Altiris, Inc.*	7,699	195,401
Anixter International, Inc.*	8,789	477,243
Ansys, Inc.*	4,305	187,224
Apple Computer, Inc.*	5,738	486,812
Arris Group, Inc.*	21,600	270,216
Aspen Technology, Inc.*	20,199	222,593
Automatic Data Processing	9,803	482,798
Broadcom Corp. Cl A*	20,773	671,176
Cirrus Logic, Inc.*	12,402	85,326
Cisco Systems, Inc.*	64,086	1,751,470
CommScope, Inc.*	27,886	849,965
Computer Programs & Systems	5,133	174,471
Corning, Inc.*	45,852	857,891
Dell, Inc.*	17,540	440,079
Digital Insight Corporation*	6,002	231,017
Digitas*	20,626	276,595
Dot Hill Systems*	31,832	125,100
EFJ, Inc.*	32,725	220,894
EMC Corp.*	18,313	241,732
Electronics For Imaging, Inc.*	21,863	581,119
Equinix Inc*	2,201	166,440
Exelixis, Inc*	10,065	90,585
Fairchild Semiconductor Intl.*	3,739	62,853
FormFactor, Inc.*	7,310	272,298
Global Imaging Systems., Inc.*	16,483	361,802
Hewlett-Packard Co.	23,438	965,411
Hyperion Solutions, Corp.*	7,187	258,301

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
IBM Corp.	10,752	1,044,557
Imation Corp.	5,878	272,916
Informatica Corp.*	15,633	190,879
Intel Corp.	52,627	1,065,697
Lecroy Corp.*	18,783	216,192
Marlin Business Services*	10,219	245,563
Medics Pharmaceutical Corp.	26,430	928,486
Micrel, Inc.*	32,717	352,689
Microsemi Corp.*	15,474	304,064
Microsoft Corp.	92,545	2,763,375
Motorola, Inc.	33,869	696,347
Netlogic Microsystems, Inc.*	13,053	283,120
Neustar, Inc. Cl A*	6,127	198,760
Parametric Technology Corp.*	13,819	249,018
Perot Systems Corp. Cl A*	11,819	193,713
Qualcomm, Inc.	19,466	735,620
Rogers Corp.*	9,875	584,106
SPSS, Inc.*	8,741	262,842
Semtech Corp.*	7,530	98,417
Syniverse Holdings, Inc.*	22,010	329,930
Tech Data Corp.*	11,379	430,923
Technitrol, Inc.	25,039	598,182
Texas Instruments, Inc.	9,547	274,954
Tibco Software, Inc.*	10,364	97,836
Varian Semiconductor Equip.*	11,508	523,844
Verint Systems, Inc.*	7,943	272,286
Viasat, Inc.*	17,927	534,404
Wabtech	12,996	394,818
Website Pros, Inc.*	10,027	90,744
aQuantive, Inc.*	16,924	417,346
		25,987,414
TELECOMMUNICATIONS (0.8%)
AT&T	30,376	1,085,942
CT Communications, Inc.	8,833	202,452
Cincinnati Bell, Inc.*	36,650	167,491
Iowa Telecomunications Service	18,451	363,669

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TELECOMMUNICATIONS (Cont'd.)
Sprint Nextel Corp.	21,627	408,534
Verizon Communications	27,803	1,035,384
		3,263,472
UTILITIES (1.3%)
Avista Corp.	11,396	288,433
Black Hills Corp.	5,340	197,260
Constellation Energy Group	6,073	418,248
Dominion Resources, Inc.	10,052	842,760
Exelon Corp.	18,900	1,169,721
FirstEnergy Corp.	7,507	452,672
Northwestern Corp.	5,089	180,049
PNM Resources, Inc.	21,038	654,282
Sempra Energy	10,810	605,792
Sierra Pacific Resources*	24,400	410,652
Westar Energy, Inc.	14,938	387,790
		5,607,659

TOTAL ACTIVE ASSETS (Cost: $142,714,713) 39.2%		166,159,028

*Non-income producing security.

	Shares	Value($)
PREFERRED STOCKS
FINANCIAL (0.1%)
Quanta Capital Holdings	13,420	248,941
TOTAL PREFERRRED STOCKS (Cost: $335,500) 0.1%		248,941

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp. (b)	7.25	07/15/10	460,000	460,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.1%				460,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.3%)
Federal Home Loan Bank	4.80	01/02/07	280,000	279,888
Federal Farm Credit Corp.	4.80	01/02/07	765,000	764,694
				1,044,582
COMMERCIAL PAPER (0.7%)
Abbott Labs	5.26	01/02/07	345,000	344,849
Anheuser-Busch Co.	5.22	01/02/07	2,800,000	2,798,782
				3,143,631
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,188,213) 1.0%				4,188,213

TEMPORARY CASH INVESTMENTS**(Cost: $133,200) 0.0% (1)				133,200

TOTAL ACTIVE ASSETS—COMMON STOCKS (Cost: $147,831,626) 40.4%				171,189,382

TOTAL INVESTMENTS (Cost: $341,269,230) 100.2%				424,552,310

OTHER NET ASSETS—0.2%				(1,085,430)

NET ASSETS 100.0%				$423,466,880

(1)    Less than 0.05%.

(b)    Rule 144a restricted security.

**    The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.5%)
Schnitzer Steel Inds, Inc. Cl A	15,240	$605,028
Cytec Industries, Inc.	42,990	2,429,365
Longview Fibre Co.	112,536	2,470,165
Lubrizol Corp.	60,169	3,016,272
		8,520,830
CONSUMER, CYCLICAL (13.7%)
Audiovox Corp. Cl A*	311,229	4,385,217
Belo Corporation	123,253	2,264,158
Big Lots, Inc.*	46,031	1,055,031
CSK Auto Corp*	81,902	1,404,619
Charming Shoppes, Inc.*	101,718	1,376,245
Crown Holdings, Inc.*	291,709	6,102,552
Hartmarx Corp.*	126,765	894,961
Landry's Restaurant, Inc.	61,364	1,846,443
Lithia Motors, Inc. Cl A	31,335	901,195
Modine Manufacturing Co.	78,898	1,974,817
Payless Shoesource, Inc.*	63,615	2,087,844
Rent-A-Center, Inc.*	51,320	1,514,453
Sunterra Corporation*	210,176	2,532,621
Tupperware Corp.	114,751	2,594,520
Wolverine World Wide, Inc.	99,731	2,844,328
		33,779,004
CONSUMER, NON-CYCLICAL (4.6%)
Boston Beer Co., Inc. Cl A*	22,983	826,928
Conmed Corp.*	58,003	1,341,029
Flowers Foods, Inc.	36,572	987,078
Great Atlantic & Pac. Tea, Inc	23,370	601,544
Longs Drug Stores Corp.	56,833	2,408,583
Mueller Industries, Inc.	78,700	2,494,790
Vector Group, Ltd.	156,030	2,769,533
		11,429,485
ENERGY (6.6%)
Aegean Marina Petroleum*	53,500	877,400
CNX Gas Corp.*	91,485	2,332,868
Ellora Energy, Inc.* (a)	119,800	1,437,600
Holly Corp.	21,220	1,090,708
Range Resources Corp.	123,128	3,381,095
Superior Well Services Inc*	31,960	816,898

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont'd.)
Unisource Energy Corp.	78,130	2,854,089
Whittier Energy*	372,950	3,457,247
		16,247,905
FINANCIAL (32.2%)
Accredited Home Lenders*	55,070	1,506,165
American Home Mortgage Inves	50,152	1,761,338
AmericanWest Bancorp	47,528	1,151,128
Assured Guaranty Co.*	111,226	2,958,612
Asta Funding Inc.	71,709	2,182,822
Bank Mutual Corp.	195,060	2,362,177
Banner Corporation	30,430	1,349,266
Brookline Bankcorp	226,356	2,981,109
Capital Lease Funding, Inc.	50,448	585,197
Columbia Banking System	38,985	1,369,153
Equity Inns, Inc.	172,103	2,746,764
FBR Capital Markets Corp.* (a)	159,700	2,395,500
First Niagara Financial Grp.	183,659	2,729,173
First State Bank Corporation	89,965	2,226,634
FirstFed Financial Corp.*	38,085	2,550,552
Friedman, Billings, Ramsey Grp	115,719	925,752
Glacier Bancorp, Inc.	73,983	1,808,145
Highwoods Properties, Inc.	59,714	2,433,943
ISHARES Russel Midcap	29,120	2,273,398
Iberia Bank Corp.	17,245	1,018,317
JER Investors Trust, Inc.	75,149	1,553,330
KNBT Bancorp, Inc.	136,790	2,288,497
Knight Capital Group, Inc.*	58,443	1,120,352
LandAmerica Financial Group	45,476	2,869,990
MAF Bancorp	66,145	2,956,020
Medical Properties Trust Inc	162,976	2,493,533
Mid-America Apt. Communities	32,763	1,875,354
National Financial Partners	15,800	694,726
NewAlliance Bankshare	189,207	3,102,995
PHH Corp.*	137,956	3,982,790
Pennsylvania REIT	32,340	1,273,549
Phoenix Companies, Inc.	108,827	1,729,261
Provident Financial Services	154,976	2,809,715
Rait Finiancial Trust	112,630	3,883,486
Santander Bancorp	31,725	566,291

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont'd.)
Sterling Financial Corp.	55,237	1,867,563
Sws Group, Inc.	69,578	2,483,935
Taylor Capital Gowth, Inc.	34,570	1,265,608
Vintage Wine Trust, Inc. (a)	189,970	1,139,820
		79,271,960
HEALTHCARE (2.3%)
Discovery Laboratories Inc*	325,920	769,171
Enzon, Inc.*	280,478	2,386,868
Genesis HealthCare Corp.*	26,701	1,261,088
Inverness Medical Innovations*	32,031	1,239,600
		5,656,727
INDUSTRIAL (15.3%)
Agnico-Eagle Mines, Ltd.	57,295	2,362,846
Alaska Air Group, Inc.*	58,220	2,299,690
Apogee Enterprises, Inc.	100,638	1,943,320
Aspect Medical Systems, Inc.*	63,214	1,189,055
Benchmark Electronics*	32,066	781,128
Bronco Drilling Co., Inc.*	64,824	1,114,325
Chaparral Steel Co.	54,900	2,430,423
FLOTEK Industries, Inc.*	9,150	256,658
Felcor Lodging Trust, Inc.	44,130	963,799
Frozen Foods Express Ind.	109,986	945,880
General Cable Corp.*	68,817	3,007,991
Genlyte Group, Inc.*	13,433	1,049,252
Granite Construction	47,210	2,375,607
Healthcare Services Group	50,561	1,464,247
Komag, Inc.*	28,495	1,079,391
Levitt Corporation	94,010	1,150,682
Littelfuse, Inc.*	43,590	1,389,649
RailAmerica, Inc.*	370,404	5,956,096
Semitool, Inc.*	42,410	564,477
Siligan Holdings, Inc.	72,339	3,177,129
Texas Industries, Inc.	35,478	2,278,752
		37,780,397
TECHNOLOGY (10.7%)
Anixter International, Inc.*	51,283	2,784,666
Cirrus Logic, Inc.*	72,340	497,698
CommScope, Inc.*	106,219	3,237,554
Dot Hill Systems*	182,875	718,698

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Electronics For Imaging, Inc.*	67,753	1,800,874
Fairchild Semiconductor Intl.*	20,363	342,301
Global Imaging Systems., Inc.*	95,164	2,088,849
Hyperion Solutions, Corp.*	41,460	1,490,071
Imation Corp.	36,021	1,672,455
Lecroy Corp.*	38,780	446,358
Marlin Business Services*	59,642	1,433,197
Micrel, Inc.*	52,360	564,441
Perot Systems Corp. Cl A*	70,607	1,157,249
Rogers Corp.*	20,940	1,238,601
Semtech Corp.*	41,220	538,745
Syniverse Holdings, Inc.*	52,020	779,780
Tech Data Corp.*	66,485	2,517,787
Technitrol, Inc.	101,207	2,417,835
Website Pros, Inc.*	58,675	531,009
		26,258,168
TELECOMMUNICATIONS (1.8%)
CT Communications, Inc.	54,808	1,256,199
Cincinnati Bell, Inc.*	213,929	977,656
Iowa Telecomunications Service	106,500	2,099,115
		4,332,970
UTILITIES (4.7%)
Avista Corp.	69,806	1,766,790
Black Hills Corp.	30,840	1,139,230
Northwestern Corp.	29,681	1,050,114
PNM Resources, Inc.	91,913	2,858,494
Sierra Pacific Resources*	140,835	2,370,253
Westar Energy, Inc.	91,525	2,375,989
		11,560,870

TOTAL COMMON STOCKS (Cost: $219,101,395) 95.4%		234,838,316

*Non-income producing security.

	Shares	Value($)
PREFERRED STOCKS:
FINANCIAL (0.4%)
Quanta Capital Holdings	57,230	1,061,617

TOTAL PREFERRRED STOCKS (Cost: $1,000,971) 0.4%		1,061,617

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.8%)
GSC Capital Corp. (a)	7.25	07/15/10	1,890,000	1,890,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.8%				1,890,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.0%)
Federal Farm Credit Corp.	4.80	01/02/07	12,413,000	12,408,034

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,408,034) 5.0%				12,408,034

TOTAL INVESTMENTS (Cost: $234,400,400) 101.6%				250,197,967

OTHER NET ASSETS -1.6%				(3,951,862)

NET ASSETS 100.0%				$246,246,105

(a)  Rule 144a restricted security.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (0.5%)
TETRA Technologies*	62,027	$1,122,068

CONSUMER, CYCLICAL (14.5%)
AAR Corp*	80,637	2,353,794
Aaron Rents, Inc	45,202	1,300,914
Children's Place Retail Stores	12,344	784,091
Crown Media Holdings Cl A*	32,115	116,577
Gamestop Corp.*	49,681	2,737,920
Gymboree Corp.*	28,462	1,086,110
Hibbett Sporting Goods, Inc.*	59,685	1,822,183
Hudson Highland Group*	85,623	1,428,192
ICT Group, Inc.*	38,602	1,219,437
Marvel Entertainment Inc*	33,568	903,315
Modine Manufacturing Co.	42,726	1,069,432
P.F. Changs China Bistro, Inc.	38,754	1,487,379
Payless Shoesource, Inc.*	102,350	3,359,127
Phillips Van Heusen Corp.	15,633	784,308
Pinnacle Entertainment, Inc.*	75,334	2,496,569
RC2 Corp.*	21,679	953,876
Rare Hospitality Int'l., Inc.*	33,796	1,112,902
Red Robin Gourmet Burgers*	43,662	1,565,283
Sunopta*	88,025	774,620
Tween Brands, Inc.*	23,778	949,456
Wild Oaks Markets, Inc.*	92,486	1,329,949
Wolverine World Wide, Inc.	101,003	2,880,606
		32,516,040
CONSUMER, NON-CYCLICAL (6.9%)
Alkermes, Inc.*	58,462	781,637
Chattem, Inc.*	51,172	2,562,694
Comsys ITPartners, Inc.*	28,686	579,744
Dynamex, Inc.*	34,251	800,103
Forrester Research Inc*	45,628	1,236,975
Hain Celestial Group Inc.*	46,064	1,437,657
Hologic, Inc.*	56,091	2,651,982
Longs Drug Stores Corp.	26,025	1,102,940
Medicines Company*	17,000	539,240
Mentor Corp.	26,378	1,289,093
Sovran Self-Storage, Inc.	10,867	622,462
Watson Wyatt Worldwide Inc	40,087	1,809,928
		15,414,455

	Shares	Value($)
COMMON STOCKS:
ENERGY (4.4%)
Aegean Marina Pretroleum*	16,060	263,384
Helix Energy Solutions Group*	77,333	2,425,936
Holly Corp.	64,514	3,316,020
Range Resources Corp.	125,323	3,441,370
Superior Well Services Inc*	15,770	403,081
		9,849,791
FINANCIAL (17.0%)
Acadia Realty Trust	47,124	1,179,042
Argonaut Group, Inc.*	39,847	1,389,066
Assured Guaranty Co.*	51,475	1,369,235
Choice Hotels Intl., Inc.	69,361	2,920,098
Euronet Worldwide*	82,083	2,437,044
First Financial Holdings, Inc.	42,404	1,661,389
First State Bank Corporation	47,818	1,183,496
Getty Realty Corp.	32,072	991,025
Glacier Bancorp, Inc.	50,005	1,222,122
ISHARES Russel Midcap	96,949	7,619,222
IShares Russell Micropac	55,495	3,243,683
Intl. Securities Exchange Inc.	33,131	1,550,199
Jackson Hewitt Tax Service	42,254	1,435,368
La Salle Hotel Properties	50,698	2,324,503
Lazard, Ltd. Cl A*	50,774	2,403,641
National Financial Partners	47,726	2,098,512
NewAlliance Bankshare	67,930	1,114,052
Tower Group, Inc.	63,295	1,966,576
		38,108,273
HEALTHCARE (10.8%)
ALNYLAM Pharmaceuticals, Inc.*	23,340	499,476
Allscripts Healthcare Solution	69,695	1,881,068
Arthrocare Corp.*	16,073	641,634
DJ Orthopedics, Inc.*	56,346	2,412,736
Digene Corp.*	35,355	1,694,212
Human Genome Sciences, Inc.*	124,311	1,546,429
Inverness Medical Innovations*	60,875	2,355,863
Keryx Biopharmaceuticals, Inc.	48,440	644,252
Myriad Genetics Inc.*	23,775	744,158
PSS World Medical Inc.*	69,115	1,349,816
Psychiatric Solutions*	51,829	1,944,624
Rigel Pharmaceuticals, Inc.*	43,915	521,271
Sciele Pharma, Inc.*	26,750	642,000

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont'd.)
Seattle Genetics, Inc.*	68,275	363,906
Senomyx, Inc.*	31,990	415,550
Theravance, Inc.*	44,102	1,362,311
Valeant Pharmaceuticals*	79,606	1,372,407
Ventana Medical Systems, Inc.*	48,533	2,088,375
Viasys Healthcare, Inc.*	57,537	1,600,679
		24,080,767
INDUSTRIAL (21.2%)
Actuant Corp. Cl A	26,223	1,249,526
Acuity Brands, Inc.	33,564	1,746,671
Affymetrix, Inc.*	61,698	1,422,756
Agnico-Eagle Mines, Ltd.	63,014	2,598,697
Allis-Chalmers Corp*	80,455	1,853,683
Benchmark Electronics*	42,867	1,044,240
Bucyrus International , Inc.	53,342	2,760,982
Curtis Wright Corp. Cl B	33,774	1,252,340
DIODES, Inc.*	37,948	1,346,395
Eclipsys Corp.*	56,644	1,164,601
FLIR Systems Inc.*	88,523	2,817,687
General Cable Corp.*	39,120	1,709,935
Genesee & Wyoming, Inc. Cl A*	88,254	2,315,785
Genlyte Group, Inc.*	18,133	1,416,369
Granite Construction	19,934	1,003,079
HUB Group, Inc. Cl A*	58,857	1,621,510
Harmonic, Inc.*	145,666	1,058,992
Heidrick & Struggles Intl Inc*	39,041	1,653,777
ICO, Inc.*	160,264	903,889
Interline Brands, Inc.*	43,990	988,455
Ladish Co Inc*	42,776	1,586,134
Lincoln Electric Holdings	34,209	2,066,908
Littelfuse, Inc.*	50,394	1,606,561
Live Nation Inc*	32,625	730,800
Miller (Herman), Inc.	44,082	1,602,822
Moog, Inc. Cl A*	29,008	1,107,816
RTI International Metals Inc*	40,180	3,142,880
Semitool, Inc.*	68,899	917,046
Waste Connections Inc.*	34,100	1,416,855
Wright Express Corp*	41,604	1,296,797
		47,403,988

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (21.4%)
Activision, Inc.*	102,403	1,765,427
Altiris, Inc.*	40,848	1,036,721
Ansys, Inc.*	22,996	1,000,095
Arris Group, Inc.*	114,849	1,436,760
Aspen Technology, Inc.*	106,077	1,168,968
CommScope, Inc.*	50,452	1,537,776
Computer Programs & Systems	27,643	939,585
Digital Insight Corporation*	32,103	1,235,644
Digitas*	109,660	1,470,541
EFJ, Inc.*	174,095	1,175,141
Electronics For Imaging, Inc.*	53,601	1,424,715
Equinix Inc*	11,762	889,442
Exelixis, Inc*	53,530	481,770
FormFactor, Inc.*	38,842	1,446,865
Informatica Corp.*	83,150	1,015,262
Lecroy Corp.*	63,952	736,088
Medics Pharmaceutical Corp.	141,342	4,965,344
Micrel, Inc.*	123,232	1,328,441
Microsemi Corp.*	82,275	1,616,704
Netlogic Microsystems, Inc.*	69,541	1,508,344
Neustar, Inc. Cl A*	32,687	1,060,366
Parametric Technology Corp.*	73,520	1,324,830
Rogers Corp.*	33,477	1,980,165
SPSS, Inc.*	44,992	1,352,909
Syniverse Holdings, Inc.*	71,156	1,066,628
Technitrol, Inc.	40,691	972,108
Tibco Software, Inc.*	54,821	517,510
Varian Semiconductor Equip.*	61,493	2,799,161
Verint Systems Inc*	42,245	1,448,159
Viasat, Inc.*	95,404	2,843,993
Wabtech	69,162	2,101,142
aQuantive, Inc.*	89,994	2,219,252
		47,865,856
UTILITIES (0.5%)
PNM Resources, Inc.	32,366	1,006,583

TOTAL COMMON STOCKS (Cost: $183,436,671) 97.2%		217,367,821

*Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.1%)
Federal Farm Credit Corp.	4.80	01/02/07	6,915,000	6,912,234

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,912,234) 3.1%				6,912,234

TOTAL INVESTMENTS (Cost: $190,348,905) 100.3%				224,280,055

OTHER NET ASSETS -0.3%				(751,529)

NET ASSETS 100.0%				$223,528,526

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (5.5%)
Arch Coal, Inc.	3,688	$110,751
Cytec Industries, Inc.	3,111	175,803
Eastman Chemical Co.	3,939	233,622
Huntsman Corp.*	15,449	293,068
Lubrizol Corp.	3,438	172,347
Lyondell Chemical Co.	7,247	185,306
Sonoco Products Co.	11,614	442,029
Steel Dynamics, Inc.	6,177	200,444
		1,813,370
CONSUMER, CYCLICAL (12.3%)
Belo Corporation	12,368	227,200
Black & Decker Corp.	2,885	230,713
Circuit City Group, Inc.	12,441	236,130
Crown Holdings, Inc.*	24,462	511,745
Federated Dept Stores	3,890	148,326
Fortune Brands, Inc.	2,844	242,849
Harrah's Entertainment, Inc.	1,093	90,413
Johnson Controls, Inc.	4,805	412,846
Mohawk Industries, Inc.*	2,639	197,556
Newell Rubbermaid, Inc.	5,980	173,121
Office Depot, Inc.*	6,925	264,327
Penney (J.C.) Co., Inc.	988	76,432
Polo Ralph Lauren Corp.	6,844	531,505
Rent-A-Center, Inc.*	6,476	191,107
V F Corp.	3,909	320,851
Whirlpool Corp.	2,616	217,180
		4,072,301
CONSUMER, NON-CYCLICAL (5.9%)
Clorox Co.	3,234	207,461
Coca-Cola Enterprises	9,736	198,809
Dean Foods Co.*	7,002	296,045
Kroger Co.	16,831	388,291
Reynolds American, Inc.	5,938	388,761
Tyson Foods, Inc.	9,804	161,276
Vector Group, Ltd.	18,619	330,487
		1,971,130

	Shares	Value($)
COMMON STOCKS:
ENERGY (3.6%)
CNX Gas Corp.*	11,087	282,719
Frontier Oil Corp.	7,742	222,505
Grant Prideco, Inc.*	8,745	347,789
Range Resources Corp.	12,659	347,616
		1,200,629
FINANCIAL (34.0%)
American Financial Group	12,100	434,511
Ameriprise Financial, Inc.	2,825	153,963
Aon Corp.	7,046	249,006
Apartment Investment & Mgmt. Co.	6,554	367,155
Associated Banc-Corp.	9,698	338,266
Assurant, Inc.	4,109	227,022
Bear Stearns Cos., Inc.	3,338	543,360
CIT Group, Inc.	5,701	317,945
Comerica, Inc.	5,743	336,999
Conseco, Inc.*	11,244	224,655
Developers Divers Rlty.	5,972	375,937
E*Trade Financial Corp.*	9,563	214,402
Equity Office Properties	11,666	561,951
Equity Residential	9,113	462,485
First American Corp.	4,884	198,681
First Tennessee Natl. Bank	8,433	352,331
Friedman, Billings, Ramsey Grp.	24,838	198,704
Fulton Financial Corp	14,056	234,735
Genworth Financial, Inc.	9,248	316,374
Host Hotels & Resorts Inc.	12,060	296,073
Huntington Bancshares, Inc.	13,204	313,595
ISHARES Russel Midcap	4,878	714,286
ISHARES Russel Midcap*	5,913	590,354
KeyCorp.	11,085	421,563
M & T Bank Corp.	2,561	312,852
Peoples Bank	8,178	364,902
Principal Financial Group Inc.	9,128	535,814
Radian Group, Inc.	5,532	298,230
StanCorp Financial Grp.	6,925	311,971
Vornado Realty Trust	5,097	619,286
Zions Bancorporation	4,560	375,926
		11,263,334

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (3.5%)
CIGNA Corp.	3,175	417,735
Hillenbrand Industries, Inc.	3,019	171,872
Hospira, Inc.*	5,004	168,034
King Pharmaceuticals, Inc.*	11,369	180,994
McKesson Corp.	4,151	210,456
		1,149,091
INDUSTRIAL (8.4%)
Agnico-Eagle Mines, Ltd.	9,559	394,213
Alliant TechSystems, Inc.*	3,497	273,430
CSX Corp.	5,859	201,725
Donnelley R.R. & Sons	11,451	406,969
General Growth Pptys Inc	5,849	305,493
Mettler-Toledo International*	4,676	368,703
Southwest Airlines Co.	10,297	157,750
Textron, Inc.	3,175	297,720
Trinity Industries	7,767	273,398
Yellow Roadway Corp.*	2,781	104,927
		2,784,328
TECHNOLOGY (7.0%)
Arrow Electronics*	6,765	213,435
Computer Sciences Corp.*	2,735	145,967
DRS Technologies Inc	5,520	290,794
Electronic Data Systems Corp.	10,471	288,476
Integrated Device Tech., Inc.*	4,878	75,511
Intersil Corp. Cl A	5,318	127,207
McAfee, Inc.*	5,372	152,457
Medics Pharmaceutical Corp.	3,986	140,028
NCR Corp.*	4,191	179,207
Sybase, Inc.*	7,370	182,039
Tellabs, Inc.*	15,488	158,907
Xerox Corp.*	21,197	359,289
		2,313,317
TELECOMMUNICATIONS (1.4%)
CenturyTel, Inc.	7,331	320,071
Qwest Communications Intl.*	19,735	165,182
		485,253

	Shares	Value($)
COMMON STOCKS:
UTILITIES (13.7%)
American Electric Power, Inc.	11,937	508,277
Constellation Energy Group	4,151	285,879
Edison International	9,922	451,253
Energen Corp.	10,183	477,990
Entergy Corp.	3,372	311,303
PG & E Corp.	9,680	458,154
PPL Corporation	12,144	435,241
Pepco Holdings, Inc.	13,862	360,551
Pinnacle West Capital Corp.	7,370	373,585
Sempra Energy	9,151	512,822
Sierra Pacific Resources*	21,552	362,720
		4,537,775

TOTAL COMMON STOCKS (Cost: $28,433,476) 95.3%		31,590,528

*Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.1%)
Federal Farm Credit Corp.	4.80	01/02/07	1,689,000	1,688,324

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,688,324) 5.1%				1,688,324

TOTAL INVESTMENTS (Cost: $30,121,800) 100.4%				33,278,852

OTHER NET ASSETS -0.4%				(131,461)

NET ASSETS 100.0%				$33,147,391

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (5.7%)
Airgas, Inc.	23,922	$969,319
Albemarle Corp.	12,086	867,775
Arch Coal, Inc.	43,548	1,307,746
Bowater, Inc.	17,153	385,943
Cabot Corp.	19,422	846,217
Chemtura Corp.	73,807	710,761
Commercial Metals Co.	36,262	935,560
Cytec Industries, Inc.	12,828	724,910
FMC Corp.	11,766	900,687
Ferro Corp.	13,126	271,577
Glatfelter	13,733	212,862
Longview Fibre Co.	20,166	442,644
Louisiana-Pacific Corp.	31,962	688,142
Lubrizol Corp.	21,098	1,057,643
Lyondell Chemical Co.	64,771	1,656,194
Martin Marietta Materials, Inc	13,844	1,438,530
Minerals Technologies, Inc.	5,874	345,332
Olin Corp.	22,363	369,437
Packaging Corp of America	24,999	552,478
Potlatch Corp	11,882	520,669
RPM International Inc.	36,595	764,470
Scotts Co. Cl A	14,112	728,885
Sensient Technologies Corp.	14,250	350,550
Sonoco Products Co.	30,589	1,164,217
Steel Dynamics, Inc.	27,926	906,199
Valspar Corp.	31,180	861,815
Worthington Industries, Inc.	22,335	395,776
		20,376,338
CONSUMER, CYCLICAL (13.3%)
99 Cent Only Stores*	14,267	173,629
Abercrombie & Fitch Co. Cl A	27,062	1,884,327
Advance Auto Parts	32,276	1,147,735
Aeropostale, Inc.*	16,122	497,686
American Eagle Outfitters	61,537	1,920,570
American Greetings Corp. Cl A	18,389	438,945
Ann Taylor Stores Corp.*	22,024	723,268
Applebees Intl., Inc.	22,779	561,958
ArvinMeritor, Inc.	21,668	395,008
Bandag, Inc.	3,511	177,060

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Barnes & Noble, Inc.	15,693	623,169
Beazer Homes USA, Inc.	11,998	564,026
Belo Corporation	26,932	494,741
Blyth, Inc.	7,712	160,024
Bob Evans Farms, Inc.	11,226	384,154
Borders Group, Inc.	18,219	407,195
Borg-Warner, Inc.	17,649	1,041,644
Boyd Gaming Corp.	12,994	588,758
Brinker International, Inc.	37,672	1,136,188
CBRL Group, Inc.	9,626	430,860
Callaway Golf Co.	19,071	274,813
CarMax, Inc.*	32,761	1,756,972
Catalina Marketing Corp.	11,162	306,955
Charming Shoppes, Inc.*	37,813	511,610
Cheesecake Factory, Inc.*	23,864	587,054
Chico’s FAS, Inc.*	53,899	1,115,170
Claire’s Stores, Inc.	28,539	945,782
Coldwater Creek Inc*	18,554	454,944
Dick’s Sporting Goods Inc.*	11,533	565,002
Dollar Tree Stores*	31,465	947,097
Entercom Communications	8,593	242,151
Foot Locker, Inc.	47,731	1,046,741
Furniture Brands Intl., Inc.	14,822	240,561
Gamestop Corp.*	23,258	1,281,748
Gentex Corp.	43,926	683,489
Hanesbrands, Inc.*	29,534	697,593
Harte-Hanks, Inc.	14,857	411,687
Hovanian Enterprises, Inc.*	11,156	378,188
International Speedway Corp.	10,945	558,633
Lear Corp.*	20,662	610,149
Lee Enterprises	14,043	436,176
MDC Holdings, Inc.	10,635	606,727
Media General Inc. Cl A	7,365	273,757
Modine Manufacturing Co.	10,047	251,476
Mohawk Industries, Inc.*	16,407	1,228,228
O’Reilly Automotive, Inc.*	34,850	1,117,291
Pacific Sunwear of Calif*	21,301	417,074
Payless Shoesource, Inc.*	20,235	664,113
PetSmart, Inc.	41,618	1,201,095

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Polo Ralph Lauren Corp.	18,812	1,460,940
Reader’s Digest Assn.	29,128	486,438
Regis Corporation	13,818	546,364
Rent-A-Center, Inc.*	21,482	633,934
Ross Stores, Inc.	42,856	1,255,681
Ruby Tuesday, Inc.	17,973	493,359
Ryland Group, Inc.	13,065	713,610
Saks Incorporated	42,588	758,918
Scholastic Corp.*	7,903	283,244
Strayer Education Inc.	4,405	467,150
Thor Industries, Inc.	10,763	473,464
Timberland Company Cl A*	15,505	489,648
Toll Brothers, Inc.*	38,595	1,243,917
Tupperware Corp.	18,575	419,981
Urban Outfitters, Inc.*	34,343	790,919
Valassis Communication, Inc.*	14,661	212,585
Washington Post Co. Cl B	1,736	1,294,362
Westwood One, Inc.	21,502	151,804
Wiley (John) & Sons Cl A	13,511	519,768
Williams-Sonoma, Inc.	34,393	1,081,316
		47,340,623
CONSUMER, NON-CYCLICAL (2.2%)
Alberto-Culver Co.	24,502	525,568
BJ’s Wholesale Club, Inc.*	19,732	613,863
Church & Dwight	20,005	853,213
Energizer Holdings, Inc.*	17,445	1,238,421
Hansen Natural Corp.*	18,666	628,671
Hormel Foods Corp.	22,429	837,499
J.M. Smucker Co.	17,416	844,154
Lancaster Colony Corp.	7,207	319,342
PepsiAmericas, Inc.	18,600	390,228
Ruddick Corp.	11,003	305,333
Smithfield Foods, Inc.*	30,525	783,272
Tootsie Roll Inds., Inc.	8,077	264,118
Universal Corp.	7,881	386,248
		7,989,930
ENERGY (5.8%)
Denbury Resources, Inc.*	36,803	1,022,755
ENSCO International, Inc.	46,570	2,331,294

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
FMC Technologies Inc.*	20,862	1,285,725
Forest Oil Corp.*	16,790	548,697
Grant Prideco, Inc.*	39,266	1,561,609
Hanover Compressor Co.*	31,665	598,152
Helmerich & Payne, Inc.	32,260	789,402
NewField Exploration Company*	39,553	1,817,460
Noble Energy, Inc.	53,303	2,615,578
Overseas Shipholding Group	9,076	510,979
Patterson UTI Energy, Inc.	48,727	1,131,928
Pioneer Natural Resources Co.	37,603	1,492,463
Plains Exploration & Prod. Co.	23,521	1,117,953
Pogo Producing Co.	17,906	867,367
Pride International, Inc.*	50,313	1,509,893
Quicksilver Resources*	16,883	617,749
Tidewater, Inc.	17,624	852,297
		20,671,301
FINANCIAL (17.7%)
AMB Property Corp.	27,390	1,605,328
American Financial Group	21,481	771,383
Americredit Corp.*	35,423	891,597
Associated Banc-Corp.	39,961	1,393,840
Astoria Financial Corp.	26,139	788,352
Bank of Hawaii Corp	15,241	822,252
Berkley (WR) Corp.	51,712	1,784,581
Brown & Brown, Inc.	35,197	992,907
Cathay General Bancorp	15,892	548,433
City National Corp.	12,259	872,841
Colonial BancGroup, Inc.	46,905	1,207,335
Cullen Frost Bankers, Inc.	18,319	1,022,567
Developers Divers Rlty.	33,395	2,102,215
Eaton Vance Corp.	38,960	1,286,070
Edwards (A.G.), Inc.	23,313	1,475,480
Everest RE Group*	19,933	1,955,627
Fidelity National Financial In	67,581	1,613,834
First American Corp.	29,638	1,205,674
First Niagara Financial Grp.	33,960	504,646
Firstmerit Corp.	24,559	592,854
GATX Corp.	15,724	681,321
Gallagher (Arthur J.) & Co.	30,084	888,982

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Greater Bay Bancorp	15,654	412,170
HCC Insurance Holdings Inc.	34,101	1,094,301
Hanover Insurance Group	15,642	763,330
Highwoods Properties, Inc.	17,193	700,787
Horace Mann Educators Corp.	13,202	266,680
Hospitality Properties Trust	22,965	1,091,526
Indymac Bancorp, Inc.	21,734	981,507
Investors Financial Services	20,258	864,409
Jefferies Group	30,989	831,125
Leucadia National	49,756	1,403,119
Liberty Property Trust	27,729	1,362,603
Macerich Co.	22,022	1,906,445
Mack-Cali Realty Corp.	19,199	979,149
Mercantile Bankshares Corp.	38,484	1,800,666
Mercury General Corporation	10,878	573,597
MoneyGram International, Inc.	25,775	808,304
New Plan Excel Realty Trust	31,674	870,402
New York Community Bancorp	79,650	1,282,365
Nuveen Investments, Inc.	24,145	1,252,643
Ohio Casualty Corp.	18,705	557,596
Old Republic Intl. Corp.	70,681	1,645,454
PMI Group, Inc.	26,804	1,264,345
Protective Life Corp.	21,446	1,018,685
Radian Group, Inc.	24,713	1,332,278
Raymond James Financial, Inc.	27,769	841,678
Rayonier, Inc.	23,505	964,880
Regency Centers Corp.	21,132	1,651,888
SEI Investments	19,411	1,156,119
SVB Financial Group*	10,524	490,629
StanCorp Financial GP	16,416	739,541
TCF Financial	34,531	946,840
United Dominion Rlty.Tr., Inc.	41,306	1,313,118
Unitrin, Inc.	12,352	618,959
Waddell & Reed Financial, Inc.	25,804	705,997
Washington Federal, Inc.	26,794	630,463
Webster Financial Corp.	17,222	839,056
Weingarten Realty Investors	23,099	1,065,095

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Westamerica Bancorp	9,438	477,846
Wilmington Trust Corp.	21,014	886,160
		63,399,874
HEALTHCARE (10.0%)
Advanced Medical Optics, Inc.*	18,157	639,126
Apria Healthcare Group, Inc.*	13,073	348,395
Beckman Coulter, Inc.	19,101	1,142,240
Cephalon, Inc.*	18,696	1,316,385
Charles River Laboratories Inc	20,517	887,360
Community Health Systems Inc.*	29,172	1,065,361
Covance, Inc.*	19,622	1,155,932
Cytyc Corp.*	34,540	977,482
Dentsply International, Inc.	46,567	1,390,025
Edwards Lifesciences Corp.*	17,754	835,148
Gen-Probe, Inc.*	15,967	836,192
Health Net, Inc.*	35,746	1,739,400
Hillenbrand Industries, Inc.	18,842	1,072,675
Intuitive Surgical, Inc.*	11,331	1,086,643
Invitrogen Corp.*	14,753	834,872
Lifepoint Hospitals, Inc.*	17,592	592,850
Lincare Holdings, Inc.*	28,394	1,131,217
Millennium Pharmaceuticals Inc	93,828	1,022,725
Omnicare, Inc.	37,238	1,438,504
Par Pharmaceutical Cos Inc*	10,727	239,963
Pdl BioPharma Inc*	35,336	711,667
Perrigo Co.	23,264	402,467
Pharmaceutical Prod. Dev. Inc.	31,634	1,019,247
Psychiatric Solutions*	16,333	612,814
ResMed, Inc.*	23,319	1,147,761
Schein (Henry), Inc.*	27,162	1,330,395
Sepracor, Inc.*	33,596	2,068,842
Steris Corp.	19,842	499,423
Techne Corp.*	12,053	668,339
Triad Hospitals, Inc.*	26,993	1,129,117
Universal Health Services Cl B	16,641	922,411
VCA Antech, Inc.*	25,606	824,257
Valeant Pharmaceuticals	28,514	491,581
Varian Medical Systems, Inc.*	39,585	1,883,058
Varian, Inc.*	9,329	417,846

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Ventana Medical Systems, Inc.*	9,993	429,999
Vertex Pharmaceutical*	38,515	1,441,231
		35,752,950
INDUSTRIAL (17.4%)
ADESA, Inc.	27,582	765,401
AGCO Corp.*	27,939	864,433
Affymetrix, Inc.*	20,807	479,809
AirTran Holdings, Inc.*	27,923	327,816
Alaska Air Group, Inc.*	12,274	484,823
Alexander & Baldwin, Inc.	13,104	581,031
Alliant TechSystems Inc.*	10,099	789,641
Ametek, Inc.	32,464	1,033,654
Avis Budget Group	30,933	670,937
Banta Corp.	7,515	273,546
C.H. Robinson Worldwide, Inc.	53,409	2,183,894
Cameron International Corp.*	34,095	1,808,740
Career Education Corp.*	29,064	720,206
Carlisle Companies, Inc.	9,460	742,610
ChoicePoint, Inc.*	24,462	963,314
Con-Way Inc	14,432	635,585
Copart, Inc.*	21,667	650,010
Corinthian Colleges, Inc.*	26,479	360,909
Corporate Executive Board Co.	11,972	1,049,944
Crane Co.	15,724	576,127
DeVry, Inc.	18,247	510,916
Deluxe Corp.	15,796	398,059
Donaldson Company, Inc.	21,532	747,376
Dun & Bradstreet*	18,833	1,559,184
Dycom Industries, Inc.*	12,462	263,197
Expeditors Int’l Wash., Inc.	65,372	2,647,566
Fastenal Co.	38,423	1,378,617
Federal Signal Corp.	14,617	234,457
Florida Rock Industries	15,136	651,605
Flowserve Corporation*	17,830	899,880
Graco, Inc.	20,621	817,004
Granite Construction	10,372	521,919
HNI Corporation	14,909	662,109
Harsco Corp.	12,858	978,494
Hubbell, Inc. Cl B	18,473	835,164

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Hunt (JB) Transport Svcs., Inc	31,860	661,732
ITT Educational Services, Inc.	9,895	656,731
Jacobs Engineering Group, Inc.	18,113	1,476,934
JetBlue Airways Corp*	53,886	765,181
Joy Global, Inc.	36,393	1,759,238
Kelly Services, Inc.	6,526	188,862
Kennametal, Inc.	11,842	696,902
Korn/Ferry International*	12,914	296,505
Laureate Education, Inc.*	15,773	767,041
Lincoln Electric Holdings	13,078	790,173
MSC Ind. Direct Co. Cl A	16,638	651,378
Manpower, Inc.	26,050	1,951,927
Martek Biosciences Corp.*	9,841	229,689
Miller (Herman), Inc.	19,912	724,000
Mine Safety Appliances Co.	9,241	338,683
Navigant Consulting Co.*	16,468	325,408
Nordson Corp.	10,304	513,448
OSI Restaurant Partners Inc.	22,827	894,818
Oshkosh Truck Corp.	22,624	1,095,454
Pentair, Inc.	30,596	960,714
Precision Castparts Corp.	41,617	3,257,779
Quanta Services, Inc.*	36,350	715,005
Reliance Steel & Aluminum Co.	19,687	775,274
Republic Services, Inc.	34,813	1,415,845
Rollins, Inc.	9,142	202,130
Roper Industries, Inc.	26,739	1,343,367
SPX, Inc.	17,598	1,076,294
Scientific Games Corp*	20,508	619,957
Sequa Corp. Cl A*	2,102	241,856
Sotheby’s (Deleware)	17,232	534,537
Stericycle, Inc.*	13,610	1,027,555
Swift Transportation Co., Inc.	16,540	434,506
Teleflex, Inc.	11,965	772,460
The Brink’s Company	14,783	944,929
Thomas & Betts Corp.*	15,982	755,629
Timken Co.	28,868	842,368
Trinity Industries	24,462	861,062
United Rentals*	20,396	518,670
Werner Enterprises, Inc.	15,411	269,384

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Yellow Roadway Corp.*	17,517	660,916
		62,082,318
TECHNOLOGY (14.7%)
3Com Corp.*	121,624	499,874
Activision, Inc.*	76,523	1,319,256
Acxiom Corp.	20,960	537,623
Adtran, Inc.	19,305	438,223
Advent Software, Inc.*	6,111	215,657
Alliance Data Systems*	20,294	1,267,765
Amphenol Corp Cl A	26,794	1,663,371
Andrew Corp.*	48,963	500,891
Arrow Electronics*	37,485	1,182,652
Atmel Corp.*	131,370	794,789
Avnet, Inc.*	39,141	999,270
Avocent Corp.*	15,592	527,789
BISYS Group, Inc.*	36,926	476,715
CDW Corp.	18,509	1,301,553
CSG Systems Intl., Inc.*	14,465	386,649
Cadence Design Systems, Inc.*	85,083	1,523,837
Ceridian Corp.*	42,665	1,193,767
CheckFree Corp.*	27,144	1,090,103
CommScope, Inc.*	18,280	557,174
Cree , Inc.*	23,638	409,410
Cypress Semiconductor Corp.*	44,130	744,473
DRS Technologies Inc	12,347	650,440
DST Systems, Inc.*	17,035	1,066,902
Diebold, Inc.	20,089	936,147
F5 Networks, Inc.*	12,410	920,946
Fair Isaac Corporation	17,722	720,399
Fairchild Semiconductor Intl.*	37,598	632,022
Gartner, Inc.*	17,494	346,206
Harris Corp.	41,130	1,886,222
Henry (Jack) & Associates	23,920	511,888
Imation Corp.	10,646	494,294
Ingram Micro, Inc.*	42,668	870,854
Integrated Device Tech., Inc.*	60,922	943,073
International Rectifier*	22,129	852,630
Intersil Corp. Cl A	42,341	1,012,797
Kemet Corp.*	26,689	194,830

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Lam Research Corp.*	43,697	2,211,942
Lattice Semiconductor Corp.*	35,114	227,539
MEMC Elect. Materials, Inc*	51,132	2,001,306
MPS Group, Inc.*	31,427	445,635
Macrovision Corp.*	15,716	444,134
McAfee, Inc.*	48,921	1,388,378
McData Corporation Cl A*	49,698	275,824
Medics Pharmaceutical Corp.	16,873	592,748
Mentor Graphics Corp.*	25,407	458,088
Micrel, Inc.*	17,533	189,006
Microchip Technology, Inc.	66,178	2,164,021
National Instruments Corp.	17,459	475,583
Newport Corp.*	12,581	263,572
Palm, Inc.*	31,878	449,161
Parametric Technology Corp.*	33,480	603,310
Plantronics, Inc.	14,594	309,393
Plexus Corp.*	14,184	338,714
Polycom, Inc.*	27,216	841,247
Powerwave Technologies, Inc.*	39,885	257,258
RF Micro Devices*	59,037	400,861
SRA International, Inc. Cl A*	12,587	336,576
Semtech Corp.*	22,339	291,971
Silicon Laboratories, Inc.*	16,747	580,284
Sybase, Inc.*	27,942	690,167
Synopsys, Inc.*	43,267	1,156,527
Tech Data Corp.*	16,702	632,505
Transaction Systems Architects	11,484	374,034
Triquint Semiconductor, Inc.*	42,097	189,437
Utstarcom, Inc.*	32,611	285,346
ValueClick , Inc.*	29,993	708,735
Vishay Intertechnology, Inc.*	56,567	765,917
Western Digital Corp.*	67,988	1,391,034
Wind River Systems*	23,162	237,411
Zebra Technologies Cl A*	21,601	751,499
		52,399,654
TELECOMMUNICATIONS (0.6%)
Cincinnati Bell, Inc.*	75,813	346,465
Telephone & Data Systems, Inc.	31,922	1,734,322
		2,080,787

	Shares	Value($)
COMMON STOCKS:
UTILITIES (8.3%)
AGL Resources, Inc.	23,835	927,420
Alliant Energy Corp.	35,601	1,344,650
Aqua America, Inc.	40,508	922,772
Aquila, Inc.*	114,838	539,739
Black Hills Corp.	10,216	377,379
DPL, Inc.	34,655	962,716
Duquesne Light Holdings, Inc.	26,868	533,330
Energy East Corporation	45,297	1,123,366
Equitable Resources, Inc.	37,021	1,545,627
Great Plains Energy Inc.	24,626	783,107
Hawaiian Electric Inds.	24,947	677,311
IdaCorp, Inc.	13,166	508,866
MDU Resources Group	55,470	1,422,251
NSTAR	32,754	1,125,427
National Fuel Gas Co.	25,265	973,713
Northeast Utilities	47,234	1,330,109
OGE Energy Corp.	27,950	1,118,000
Oneok, Inc.	33,799	1,457,413
PNM Resources, Inc.	23,139	719,623
Pepco Holdings, Inc.	58,678	1,526,215
Puget Energy, Inc.	35,697	905,276
SCANA Corp.	35,725	1,451,150
Sierra Pacific Resources*	67,754	1,140,300
Southwestern Energy Co.*	51,603	1,808,685
Vectren Corporation	23,369	660,875
WGL Holdings, Inc.	14,928	486,354
WPS Resources	13,265	716,708
Westar Energy, Inc.	26,783	695,287
Wisconsin Energy Corp.	35,874	1,702,580
		29,486,249

TOTAL COMMON STOCKS (Cost: $278,331,722) 95.7%		341,580,024

*Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	4.79	03/08/07	600,000	594,398
U.S. Treasury Bill (a)	4.89	01/11/07	500,000	499,176
U.S. Treasury Bill (a)	4.91	01/11/07	300,000	299,504
				1,393,078
U.S. GOVERNMENT AGENCIES (1.8%)
Federal Home Loan Bank	4.80	01/02/07	6,320,000	6,317,472

COMMERCIAL PAPER (2.2%)
Novartis Finance	5.28	01/02/07	8,000,000	7,996,479

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,707,190) 4.4%				15,707,029

TEMPORARY CASH INVESTMENTS**(Cost: $14,500) 0.0% (1)				14,500

TOTAL INVESTMENTS (Cost: $294,053,412) 100.1%				357,301,553

OTHER NET ASSETS—0.1%				(311,226)

NET ASSETS 100.0%				$356,990,327

(1) Less than 0.05%.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

37 S&P 400 Index Futures Contracts	March 2007	$15,009,050	$(191,475)

Face Value of futures purchased and outstanding as a percentage of total investments in securities:  4.2%

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.1%)
Dow Chemical Co.	27,400	$1,094,356
Phelps Dodge Corp.	11,897	1,424,309
		2,518,665
CONSUMER, CYCLICAL (5.3%)
Best Buy Co., Inc.	13,304	654,424
Carnival Corp.	10,011	491,040
Circuit City Group, Inc.	36,288	688,746
Coach, Inc.*	11,619	499,152
Comcast Corp. Cl A*	23,171	980,828
Home Depot, Inc.	12,148	487,864
International Game Technology	23,672	1,093,646
Johnson Controls, Inc.	11,923	1,024,424
Kohl's Corp.*	3,977	272,146
McDonald's Corp.	18,363	814,032
Omnicom Group, Inc.	8,655	904,794
Staples, Inc.	29,727	793,711
Starbucks Corp.*	24,310	861,060
Target Corp.	9,898	564,681
Time Warner, Inc.	49,035	1,067,982
V F Corp.	10,947	898,530
		12,097,060
CONSUMER, NON-CYCLICAL (5.4%)
CVS Corp.	48,519	1,499,722
Colgate-Palmolive Co.	17,344	1,131,523
General Mills, Inc.	11,550	665,280
Hershey Food Corp.	16,174	805,465
PepsiCo, Inc.	28,063	1,755,341
Proctor & Gamble Co.	56,298	3,618,272
Safeway, Inc.	33,335	1,152,058
Wal-Mart Stores, Inc.	36,236	1,673,016
		12,300,677
ENERGY (6.2%)
Devon Energy Corp.	5,388	361,427
Exxon Mobil Corp.	100,993	7,739,094
Halliburton Co.	60,136	1,867,223
Schlumberger, Ltd.	22,455	1,418,258
Transocean, Inc.*	18,759	1,517,416

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont'd.)
Valero Energy Corp.	26,512	1,356,354
		14,259,772
FINANCIAL (13.3%)
Allstate Corp.	16,178	1,053,350
American Int'l. Group, Inc.	28,477	2,040,662
Bank of America Corp.	67,321	3,594,268
Bear Stearns Cos., Inc.	12,529	2,039,471
Capital One Financial Corp.	16,970	1,303,635
Citigroup, Inc.	56,710	3,158,747
Goldman Sachs Group, Inc.	7,180	1,431,333
Hartford Fin, Svc .Gp., Inc.	11,722	1,093,780
J.P. Morgan Chase & Co.	42,710	2,062,893
Legg Mason, Inc.	5,523	524,961
Merrill Lynch & Co., Inc.	30,590	2,847,929
MetLife, Inc.	24,587	1,450,879
Morgan Stanley	12,905	1,050,854
Prologis Trust	12,396	753,305
Safeco Corp.	16,577	1,016,999
Wachovia Corp.	37,119	2,113,927
Wells Fargo & Company	86,546	3,077,576
		30,614,569
HEALTHCARE (7.2%)
Abbott Laboratories	34,075	1,659,793
Aetna, Inc.	20,943	904,319
Amerisource Bergen Corp.	14,130	635,285
Amgen, Inc.*	27,277	1,863,292
Caremark Rx, Inc.	10,890	621,928
Genzyme Corp. (Genl. Div)*	9,972	614,076
Humana, Inc.*	6,258	346,130
Johnson & Johnson	49,046	3,238,017
McKesson Corp.	12,940	656,058
Medimmune, Inc.*	6,851	221,767
Medtronic, Inc.	26,732	1,430,429
Pfizer, Inc.	78,728	2,039,055
Quest Diagnostics, Inc.	9,403	498,359
St. Jude Medical, Inc.*	11,114	406,328
Wyeth	28,520	1,452,238
		16,587,074

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (7.6%)
3M Company	14,898	1,161,001
Boeing Co.	7,720	685,845
General Electric Co.	137,548	5,118,161
Google, Inc.*	2,135	983,125
ITT Industries, Inc.	21,727	1,234,528
Illinois Tool Works, Inc.	13,987	646,060
Lockheed Martin Corp.	15,803	1,454,982
Northrop Grumman Corp.	17,187	1,163,560
Southwest Airlines Co.	53,324	816,924
Starwood Hotels & Resort World	13,927	870,438
Tyco International, Ltd.	31,799	966,690
United Parcel Service Cl B	15,963	1,196,906
United Technologies Corp.	17,480	1,092,850
		17,391,070
TECHNOLOGY (8.7%)
Apple Computer, Inc.*	9,117	773,485
Automatic Data Processing	15,653	770,909
Broadcom Corp. Cl A*	33,158	1,071,334
Cisco Systems, Inc.*	102,287	2,795,503
Corning, Inc.*	73,204	1,369,646
Dell, Inc.*	28,000	702,519
EMC Corp.*	29,226	385,783
Hewlett-Packard Co.	37,406	1,540,753
IBM Corp.	17,167	1,667,774
Intel Corp.	84,008	1,701,162
Microsoft Corp.	147,728	4,411,158
Motorola, Inc.	53,720	1,104,483
Qualcomm, Inc.	31,073	1,174,249
Texas Instruments, Inc.	15,242	438,970
		19,907,728
TELECOMMUNICATIONS (1.8%)
AT&T	48,486	1,733,375
Sprint Nextel Corp.	31,802	600,740
Verizon Communications	45,616	1,698,740
		4,032,855
UTILITIES (2.4%)
Constellation Energy Group	9,693	667,557
Dominion Resources, Inc.	16,039	1,344,710

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont'd.)
Exelon Corp.	30,166	1,866,974
FirstEnergy Corp.	11,974	722,032
Sempra Energy	17,258	967,138
		5,568,411

TOTAL COMMON STOCKS (Cost: $116,116,095) 59.0%		135,277,881

*Non-income preducing security.

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT (2.3%)
U.S. Treasury Strip	AAA	0.00	08/15/21	7,000,000	3,400,047
U.S. Treasury Strip	AAA	0.00	02/15/17	3,000,000	1,856,112
					5,256,159

U.S. GOVERNMENT AGENCIES (15.0%)
MORTGAGE-BACKED OBLIGATIONS
FHLMC	AAA	5.00	06/15/17	4,000,000	3,954,300
FHLMC	AAA	4.00	10/15/26	1,100,000	1,070,325
FHLMC	AAA	6.00	07/15/29	491,982	497,129
FNMA	AAA	5.50	05/01/34	1,646,445	1,628,794
FNMA	AAA	5.00	11/01/33	1,454,708	1,407,181
FNMA	AAA	5.00	04/01/18	1,169,258	1,152,053
FNMA	AAA	5.00	06/01/33	1,071,300	1,036,300
FNMA	AAA	6.00	01/01/25	964,998	976,200
FNMA	AAA	5.50	10/01/33	934,898	925,368
FNMA	AAA	5.50	03/01/24	835,390	830,941
FNMA	AAA	5.50	07/01/33	733,243	725,768
FNMA	AAA	5.50	07/01/34	679,864	672,575
FNMA	AAA	5.00	04/01/35	678,711	655,460
FNMA	AAA	5.50	09/01/33	634,846	628,374
FNMA	AAA	6.00	12/01/36	595,000	599,029
FNMA	AAA	5.00	09/01/18	575,604	567,133
FNMA	AAA	4.50	05/01/18	581,663	562,497
FNMA	AAA	4.50	06/01/34	582,677	546,810
FNMA	AAA	4.50	05/01/19	561,268	542,108
FNMA	AAA	5.50	04/01/35	539,856	533,689
FNMA	AAA	5.50	09/01/34	520,787	515,204
FNMA	AAA	5.50	11/01/26	494,270	491,076
FNMA	AAA	6.00	01/01/37	485,000	488,284
FNMA	AAA	4.50	12/01/18	490,773	474,602
FNMA	AAA	6.00	04/01/33	467,780	472,049
FNMA	AAA	6.00	11/01/34	458,565	462,002
FNMA	AAA	5.00	09/01/35	458,757	443,041
FNMA	AAA	5.50	02/01/35	447,584	442,785
FNMA	AAA	5.00	10/01/25	452,249	440,087
FNMA	AAA	5.50	09/01/25	399,607	397,168
FNMA	AAA	4.50	06/01/19	387,570	374,340

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT AGENCIES (Cont'd)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA	AAA	6.00	04/01/23	360,455	364,978
FNMA	AAA	5.50	02/01/35	367,521	363,323
FNMA	AAA	5.50	10/01/34	366,449	362,520
FNMA	AAA	5.00	04/01/34	352,044	340,310
FNMA	AAA	6.00	06/01/34	318,226	320,611
FNMA	AAA	5.00	03/01/34	318,543	308,136
FNMA	AAA	6.00	02/25/47	301,763	304,591
FNMA	AAA	4.00	05/01/19	321,356	302,860
FNMA	AAA	6.00	10/01/34	297,290	299,518
FNMA	AAA	6.50	07/01/34	279,217	284,750
FNMA	AAA	5.50	03/01/34	241,734	239,270
FNMA	AAA	4.50	02/01/19	244,009	235,679
FNMA	AAA	6.00	05/01/33	230,677	232,622
FNMA	AAA	6.00	05/01/23	221,256	224,032
FNMA	AAA	5.50	08/01/35	218,295	215,802
FNMA	AAA	6.00	09/01/34	182,674	184,043
FNMA	AAA	6.50	05/01/32	177,903	181,981
FNMA	AAA	6.50	05/01/32	177,753	181,827
FNMA	AAA	6.00	05/01/32	170,361	171,916
FNMA	AAA	6.00	04/01/32	156,749	158,179
FNMA	AAA	6.00	04/01/32	151,899	153,285
FNMA	AAA	6.50	04/01/32	141,418	144,659
FNMA	AAA	5.50	04/01/17	92,554	92,774
FNMA	AAA	6.50	03/01/17	84,691	86,739
FNMA	AAA	6.50	06/01/17	79,826	81,757
FNMA	AAA	6.50	07/01/32	74,082	75,780
FNMA	AAA	5.50	05/01/17	70,845	71,014
FNMA	AAA	7.50	04/01/32	57,976	60,263
FNMA	AAA	7.00	09/01/31	57,617	59,289
FNMA	AAA	7.00	04/01/32	52,858	54,374
FNMA	AAA	7.00	11/01/31	52,196	53,710
FNMA	AAA	7.50	06/01/32	47,724	49,607
FNMA	AAA	6.50	09/01/16	48,032	49,205
FNMA	AAA	5.50	06/01/17	47,476	47,589
FNMA	AAA	5.50	05/01/17	46,844	46,956
FNMA	AAA	6.00	03/01/32	42,843	43,263

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT AGENCIES (Cont'd)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA	AAA	6.50	05/01/17	41,577	42,583
FNMA	AAA	8.00	03/01/31	38,310	40,407
FNMA	AAA	7.50	06/01/31	38,664	40,261
FNMA	AAA	6.00	03/01/17	37,574	38,126
FNMA	AAA	7.50	02/01/32	30,931	32,182
FNMA	AAA	8.00	04/01/32	20,310	21,427
FNMA	AAA	7.00	06/01/32	19,046	19,592
FNMA	AAA	8.00	04/01/32	10,464	11,043
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,110,310
GNMA (1)	AAA	6.50	05/15/32	33,465	34,381
GNMA (1)	AAA	6.50	10/15/31	28,948	29,749
GNMA (1)	AAA	6.50	12/15/31	26,628	27,366
GNMA (1)	AAA	6.50	04/15/31	25,283	25,983
GNMA (1)	AAA	7.00	09/15/31	23,533	24,320
GNMA (1)	AAA	7.00	05/15/31	19,396	20,045
GNMA (1)	AAA	7.00	05/15/32	15,928	16,459
GNMA (1)	AAA	7.00	09/15/31	2,646	2,734
					34,496,852
BASIC MATERIALS (1.7%)
International Paper Co.	BBB	4.25	01/15/09	500,000	489,305
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	487,434
Lyondell Chemical Co.	B+	10.25	11/01/10	500,000	552,500
Monsanto Co.	A-	4.00	05/15/08	500,000	489,842
PolyOne Corp.	B+	7.50	12/15/15	1,000,000	875,000
Temple-Inland, Inc.	BBB	7.88	05/01/12	400,000	434,717
Worthington Industries, Inc.	BBB	6.70	12/01/09	500,000	513,433
					3,842,231
CONSUMER, CYCLICAL (3.8%)
Belo Corporation	BBB-	8.00	11/01/08	500,000	518,742
Comcast Cable Communications	BBB+	6.20	11/15/08	500,000	507,916
Coors Brewing Co	BBB	6.38	05/15/12	500,000	517,407
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	500,000	486,457
Daimlerchrysler	BBB	4.05	06/04/08	250,000	244,659
Dow Jones & Co.	BBB	3.88	02/15/08	250,000	244,789
Ethan Allen Interiors (a)	A-	5.38	10/01/15	500,000	473,399
Fruit of the Loom (2)	NR	7.38	11/15/23	138,068	14

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
CONSUMER, CYCLICAL (Cont'd.)
Home Depot, Inc.	A+	5.40	03/01/16	500,000	489,023
Johnson Controls, Inc.	A-	4.88	09/15/13	500,000	477,413
Kellwood, Co.	BB	7.88	07/15/09	750,000	760,762
May Dept Stores Co. (a)	BBB	4.80	07/15/09	500,000	492,023
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	488,343
Pulte Homes, Inc.	BBB	4.88	07/15/09	250,000	246,177
Quebecor World, Inc.	B+	4.88	11/15/08	500,000	483,750
RadioShack Corp.	BB	7.38	05/15/11	500,000	507,820
Scholastic Corp.	BB	5.00	04/15/13	500,000	443,587
Stanley Works (a)	A	3.50	11/01/07	250,000	245,968
Target Corp.	A+	5.38	06/15/09	1,000,000	1,005,676
					8,633,925
CONSUMER, NON-CYCLICAL (1.3%)
CVS Corp.	BBB+	6.13	08/15/16	250,000	257,949
Kellogg Co.	BBB+	2.88	06/01/08	500,000	482,599
Kroger Co.	BBB-	4.95	01/15/15	500,000	472,398
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	254,340
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	509,233
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	1,000,000	1,041,826
					3,018,345
ENERGY (1.4%)
Anadarko Petroleum	BBB-	3.25	05/01/08	500,000	484,563
Cooper Cameron Corp.	BBB+	2.65	04/15/07	250,000	247,968
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	469,328
Ocean Energy, Inc.	BBB	4.38	10/01/07	500,000	496,075
Premco Refining Group	BBB	7.50	06/15/15	500,000	522,888
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	468,110
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	500,000	485,678
					3,174,610
FINANCIAL (7.5%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	242,641
American Honda Fin. (a)	A+	3.85	11/06/08	500,000	487,913
Berkley (WR) Corp.	BBB+	8.70	01/01/22	1,500,000	1,771,903
Berkshire Hathaway Fin	AAA	4.20	12/15/10	500,000	482,470
Brandywine Realty Tr.	BBB-	4.50	11/01/09	500,000	486,778
Capital One Bank	A-	5.75	09/15/10	250,000	254,023
Colonial Properties Tr.	BBB-	4.80	04/01/11	250,000	240,374

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
FINANCIAL (Cont'd.%)
Deere Capital Corp.	A	3.90	01/15/08	500,000	493,016
Developers Divers Rlty.	BBB	5.00	05/03/10	250,000	246,577
Fairfax Fin. Hldgs.	BB	8.25	10/01/15	500,000	492,499
First Horizon MtgeTr	AAA	5.00	06/25/33	911,200	901,018
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	1,500,000	1,401,049
FleetBoston Financial Group	AA-	3.85	02/15/08	250,000	246,157
Ford Motor Credit Co.	B	7.38	10/28/09	1,000,000	1,002,129
GATX Financial Corp.	BBB	5.13	04/15/10	250,000	246,714
GE Capital Corp.	AAA	5.45	01/15/13	2,000,000	2,019,133
GMAC	BB+	0.00	12/01/12	2,500,000	1,655,017
Goldman Sachs Group, Inc.	AA-	3.88	01/15/09	500,000	487,088
HJ Heinz Finance	BBB	6.00	03/15/12	500,000	507,832
Lehman Brothers Hlds.	A+	4.00	01/22/08	500,000	493,112
Markel Corp.	BBB-	6.80	02/15/13	250,000	259,594
Markel Corp.	BBB-	7.00	05/15/08	250,000	253,877
National City Bank	A+	3.38	10/15/07	500,000	491,460
Natl Rural Utls. Coop. Fin.	A+	3.88	02/15/08	250,000	246,130
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	258,148
SLM Corp.	A	4.00	01/15/09	500,000	488,897
Shurgard Storage Centers, Inc.	A-	7.75	02/22/11	250,000	268,488
Union Planters Bank	A+	5.13	06/15/07	500,000	499,543
Wells Fargo & Company	AA	3.50	04/04/08	250,000	244,823
					17,168,403
HEALTHCARE (0.8%)
Allergan, Inc. (a)	A	5.75	04/01/16	250,000	252,832
UnitedHealth Group	A	3.38	08/15/07	500,000	493,858
WellPoint, Inc.	BBB+	4.25	12/15/09	500,000	486,020
Wyeth	A	5.50	03/15/13	500,000	503,235
					1,735,945
INDUSTRIAL (1.9%)
Bunge, Ltd.	BBB-	5.35	04/15/14	500,000	480,555
Deluxe Corp.	BB-	3.50	10/01/07	500,000	488,750
Donnelley R.R. & Sons	BBB+	4.95	04/01/14	500,000	461,112
Lafarge Corp.	BBB	6.50	07/15/08	250,000	253,300
Masco Corp.	BBB+	5.88	07/15/12	500,000	500,554
Seariver Maritime	AAA	0.00	09/01/12	3,000,000	2,240,589
					4,424,860

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
TECHNOLOGY (0.4%)
Arrow Electronics	BBB-	6.88	06/01/18	500,000	516,528
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	501,255
					1,017,783
TELECOMMUNICATIONS (0.4%)
Nextel Communications, Inc.	BBB+	5.25	01/15/10	500,000	489,375
Verizon Global	A	4.00	01/15/08	500,000	493,310
					982,685
UTILITIES (1.3%)
Duke Energy Corp.	BBB+	4.50	04/01/10	500,000	488,143
Kinder Morgan	BBB	5.15	03/01/15	500,000	448,651
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	500,000	477,182
Progress Energy, Inc.	BBB	5.25	12/15/15	500,000	491,660
Telecom de Puerto Rico	BBB+	6.80	05/15/09	500,000	510,385
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	500,000	484,465
					2,900,486

TOTAL LONG-TERM DEBT SECURITIES (Cost: $88,340,327) 37.8%					86,652,284

*The ratings are provided by Standard & Poor's Corporation/Moody's Investor Service, Inc.

SHORT-TERM DEBT SECURITIES:	Rate(%)	Maturity	Face Amount($)	Value($)
COMMERCIAL PAPER (3.7%)
Anheuser-Busch Co.	5.22	01/02/07	5,100,000	5,097,781
Anheuser-Busch Co.	5.22	01/02/07	1,700,000	1,699,260
Novartis Finance	5.28	01/02/07	1,620,000	1,619,287
				8,416,328

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,416,328) 3.7%				8,416,328

TEMPORARY CASH INVESTMENTS**(Cost: $112,700) 0.0% (3)				112,700

TOTAL INVESTMENTS (Cost: $212,985,450) 100.5%				230,459,193

OTHER NET ASSETS-0.5%				(1,113,221)

NET ASSETS 100.0%				$229,345,972

Abbreviations:     FHLMC =Federal Home Loan Mortgage Corporation

FNMA =Federal National Mortgage Association

GNMA = Government National Mortgage Association

NR = Not Rated

(1) U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)  Less than 0.05%.

(a)  Rule 144a restricted security.

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

The total value of investments not rated or below-investment grade was $7,261,828,  or 3.2%  of the Fund's total investments as of December 31, 2006.

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

COMMON STOCKS:	Shares	Value($)
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	3,107,704	$3,903,854
Equity Index Fund (25.1%)	1,376,035	3,269,053
Mid Term Bond Fund (44.9%)	6,289,769	5,858,020

TOTAL INVESTMENTS (Cost: $12,941,485) 100.0%		13,030,927

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$13,030,927

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

COMMON STOCKS:	Shares	Value($)
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.9%)	18,189,689	$22,849,634
Mid Cap Equity Index Fund (15.0%)	7,340,894	11,437,384
Equity Index Fund (35.1%)	11,276,029	26,788,507
Mid Term Bond Fund (20.0%)	16,362,495	15,239,324

TOTAL INVESTMENTS (Cost: $74,058,824) 100.0%		76,314,849

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$76,314,849

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

COMMON STOCKS:	Shares	Value($)
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.9%)	14,411,231	$18,103,187
Mid Cap Equity Index Fund (20.0%)	9,305,857	14,498,869
Equity Index Fund (45.1%)	13,783,741	32,746,089
Small Cap Growth Fund (5.0%)	3,058,609	3,632,749
Small Cap Value Fund (5.0%)	2,947,396	3,640,903

TOTAL INVESTMENTS (Cost: $69,512,897) 100.0%		72,621,797

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$72,621,797

EMUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

SHORT-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT AGENCIES (20.7%)
FHLB	AAA	5.16	01/19/07	12,192,000	$12,157,045
FHLB	AAA	4.95	01/02/07	3,427,000	3,425,586
FHLMC	AAA	5.21	01/23/07	20,000,000	19,930,503
FNMA	AAA	5.20	01/24/07	14,000,000	13,949,430
					49,462,564
COMMERCIAL PAPER (79.3%)
7-Eleven Inc	A1+/P1	5.22	01/12/07	6,700,000	6,687,339
Abbott Labs	A1+/P1	5.21	01/16/07	5,800,000	5,785,668
Abbott Labs	A1+/P1	5.25	01/09/07	1,000,000	998,535
Alabama Power Co.	A1/P1	5.28	01/05/07	3,908,000	3,904,557
Alabama Power Co.	A1/P1	5.27	01/05/07	2,422,000	2,419,872
American Express Credit Corp.	A1/P1	5.26	01/12/07	7,000,000	6,986,702
Anheuser-Busch Co.	A1/P1	5.23	01/02/07	7,000,000	6,996,949
Archer Daniels	A1/P1	5.23	01/16/07	1,200,000	1,197,023
Archer Daniels	A1/P1	5.25	01/17/07	600,000	598,415
Archer Daniels Midland	A1/P1	5.24	01/31/07	5,000,000	4,976,537
Becton Dickinson & Co.	A1/P1	5.21	01/31/07	6,800,000	6,768,408
Caterpillar, Inc.	A1/P1	5.25	01/05/07	7,000,000	6,993,874
Coca-Cola Company	A1/P1	5.20	01/04/07	7,000,000	6,994,944
Coca-Cola Enter	A1/P1	5.26	02/02/07	2,400,000	2,388,072
Coca-Cola Enter	A1/P1	5.22	01/24/07	2,300,000	2,291,633
Coca-Cola Enter	A1/P1	5.24	01/26/07	2,100,000	2,091,734
Colgate-Palmolive Corp	A1+/P1	5.22	01/19/07	7,000,000	6,979,697
Emerson Electric	A1/P1	5.25	01/08/07	1,500,000	1,498,028
Emerson Electric Co.	A1/P1	5.25	01/02/07	5,272,000	5,269,690
General Electric Capital Corp.	A1+/P1	5.25	01/26/07	2,000,000	1,992,087
General Electric Capital Corp.	A1+/P1	5.24	02/06/07	1,000,000	994,428
General Electric Capital Corp.	A1+/P1	5.24	01/16/07	800,000	798,012
General Electric Capital Corp.	A1+/P1	5.29	01/23/07	712,000	709,500
General Electric Capital Corp.	A1+/P1	5.24	02/14/07	600,000	595,957
General Electric Capital Corp.	A1+/P1	5.25	01/16/07	415,000	413,962
General Electric Co.	A1+/P1	5.23	03/29/07	1,500,000	1,480,262
Hershey Foods	A1/P1	5.20	01/23/07	4,700,000	4,683,688
IBM Corp.	A1/P1	5.23	01/16/07	6,800,000	6,783,181
Johnson & Johnson	A1+/P1	5.23	01/12/07	6,900,000	6,886,963
Kimberly-Clark Worldwide	A1+/P1	5.25	01/29/07	6,700,000	6,670,640
National Rural Utilities	A1/P1	5.25	01/16/07	2,200,000	2,194,531
National Rural Utilities	A1/P1	5.26	01/16/07	1,800,000	1,795,519
National Rural Utilities	A1/P1	5.27	01/11/07	1,225,000	1,222,845

SHORT-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
COMMERCIAL PAPER (Cont'd.)
National Rural Utilities	A1/P1	5.25	01/09/07	1,200,000	1,198,240
National Rural Utilities	A1/P1	5.30	01/10/07	375,000	374,390
Nestle Capital Corp.	A1+/P1	5.22	02/01/07	2,900,000	2,886,075
Nestle Capital Corp.	A1+/P1	5.22	01/17/07	2,000,000	1,994,755
Nestle Capital Corp.	A1+/P1	5.23	01/11/07	1,000,000	998,255
Nestle Capital Corp.	A1+/P1	5.21	02/28/07	850,000	842,592
New Jersey Natural Gas	A1/P1	5.24	01/08/07	6,700,000	6,691,208
Novartis Finance	A1+/P1	5.28	01/02/07	6,000,000	5,997,360
Novartis Finance	A1+/P1	5.30	01/02/07	1,000,000	999,558
Pitney Bowes	A1/P1	5.29	01/03/07	7,000,000	6,995,885
Procter & Gamble	A1+/P1	5.21	01/16/07	3,000,000	2,992,595
Procter & Gamble	A1+/P1	5.22	02/22/07	3,000,000	2,976,476
Procter & Gamble	A1+/P1	5.23	02/22/07	800,000	793,714
Siemens Capital	A1+/P1	5.26	01/30/07	5,700,000	5,674,171
Siemens Capital	A1+/P1	5.26	01/19/07	1,100,000	1,096,781
UPS	A1+/P1	5.20	01/12/07	7,000,000	6,986,854
Unilever Capital	A1/P1	5.27	01/02/07	7,065,000	7,061,897
Washington Gas Light Co.	A1/P1	5.26	01/05/07	5,150,000	5,145,471
Washington Gas Light Co.	A1/P1	5.24	01/04/07	1,700,000	1,698,760
XTRA, Inc.	A1+/P1	5.35	01/16/07	1,300,000	1,296,711
XTRA, Inc.	A1+/P1	5.27	01/09/07	1,200,000	1,198,238
XTRA, Inc.	A1+/P1	5.26	01/03/07	1,150,000	1,149,326
XTRA, Inc.	A1+/P1	5.30	01/12/07	1,100,000	1,097,891
XTRA, Inc.	A1+/P1	5.35	01/08/07	1,030,000	1,028,620
XTRA, Inc.	A1+/P1	5.26	01/04/07	1,000,000	999,266
					189,224,341

TOTAL INVESTMENTS (Cost: $238,687,246) 100.0%					238,686,905

OTHER NET ASSETS0.0%					2,564

NET ASSETS 100.0%					$238,689,469

(1)  Less than 0.05%.

*The ratings are provided by Standard & Poor's Corporation/Moody's Investor Service, Inc.

Abbreviations:	FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT (17.5%)
U.S. Treasury Note	AAA	5.00	08/15/11	3,000,000	$3,041,952
U.S. Treasury Note	AAA	4.00	11/15/12	2,000,000	1,931,016
U.S. Treasury Strip	AAA	0.00	05/15/13	8,500,000	6,325,947
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	3,810,590
U.S. Treasury Strip	AAA	0.00	11/15/08	4,000,000	3,659,428
					18,768,933
U.S. GOVERNMENT AGENCIES (43.9%)
MORTGAGE-BACKED OBLIGATIONS (4.9%)
FHLMC	AAA	5.00	06/15/17	3,000,000	2,965,724
FHLMC	AAA	4.00	11/15/26	325,867	320,796
FHLMC	AAA	4.50	03/15/22	245,825	245,220
FHLMC	AAA	6.50	04/01/14	163,224	167,532
FHLMC	AAA	7.00	02/01/14	77,090	79,723
FHLMC	AAA	6.00	02/01/19	50,408	51,192
FHLMC	AAA	5.50	04/01/09	38,326	38,273
FHLMC	AAA	5.50	06/01/09	34,273	34,340
FHLMC	AAA	6.00	11/01/10	30,475	30,705
FHLMC	AAA	7.50	03/15/21	26,532	26,481
FHLMC	AAA	7.75	05/01/08	21,918	22,093
FHLMC	AAA	6.00	10/01/08	19,334	19,404
FHLMC	AAA	8.00	09/01/18	17,438	17,609
FHLMC	AAA	6.00	07/01/16	16,150	16,481
FHLMC	AAA	6.50	11/01/09	10,396	10,539
FHLMC	AAA	8.50	09/01/17	6,713	6,749
FHLMC	AAA	8.00	05/01/14	3,176	3,199
FHLMC	AAA	8.25	10/01/09	2,273	2,285
FHLMC	AAA	7.50	02/15/07	318	317
FHLMC	AAA	7.00	03/15/07	169	167
FNMA	AAA	4.50	10/25/17	641,677	636,072
FNMA	AAA	6.50	12/25/23	113,549	113,695
FNMA	AAA	4.00	11/25/26	64,382	63,458
FNMA	AAA	6.00	09/01/12	54,226	55,001
FNMA	AAA	6.50	08/01/13	39,087	39,646
FNMA	AAA	6.00	07/01/09	27,344	27,407
FNMA	AAA	5.50	11/01/08	24,770	24,736
FNMA	AAA	6.00	09/01/08	17,574	17,614
FNMA	AAA	5.50	02/01/09	16,123	16,100
FNMA	AAA	6.50	01/25/23	13,499	13,475

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	6.00	01/01/11	13,249	13,280
FNMA	AAA	8.50	12/01/09	12,796	13,206
FNMA	AAA	8.75	09/01/16	11,474	11,470
FNMA	AAA	5.50	12/01/08	7,083	7,073
FNMA	AAA	7.50	09/01/08	6,517	6,539
FNMA	AAA	8.25	01/01/10	6,199	6,194
FNMA	AAA	8.00	04/01/08	5,278	5,371
FNMA	AAA	7.75	03/01/08	4,488	4,500
FNMA	AAA	7.00	04/25/07	3,370	3,365
FNMA	AAA	8.00	06/01/17	2,335	2,332
FNMA	AAA	7.50	01/01/09	1,432	1,441
GNMA (1)	AAA	6.00	11/15/08	29,461	29,569
GNMA (1)	AAA	6.00	06/15/09	13,225	13,326
GNMA (1)	AAA	7.00	08/15/07	10,047	10,067
GNMA (1)	AAA	7.50	05/20/08	6,601	6,661
GNMA (1)	AAA	9.00	03/15/10	2,488	2,617
GNMA (1)	AAA	7.50	07/15/07	2,156	2,164
					5,205,208

NON-MORTGAGE-BACKED OBLIGATION (39.0%)
FFCB	AAA	5.10	08/05/13	5,000,000	5,033,130
FHLB	AAA	5.75	05/15/12	4,500,000	4,669,781
FHLB	AAA	3.75	08/18/09	3,500,000	3,396,320
FHLB	AAA	3.00	04/15/09	3,500,000	3,356,462
FHLMC	AAA	6.63	09/15/09	5,000,000	5,207,495
FHLMC	AAA	3.88	06/15/08	3,750,000	3,686,816
FHLMC	AAA	5.63	03/15/11	3,250,000	3,333,506
FHLMC	AAA	3.63	09/15/08	1,500,000	1,465,355
FNMA	AAA	6.63	09/15/09	5,500,000	5,726,837
FNMA	AAA	4.38	09/15/12	3,500,000	3,400,597
FNMA	AAA	4.25	05/15/09	2,000,000	1,967,980
FNMA	AAA	3.25	02/15/09	500,000	482,428
					41,726,707
BASIC MATERIALS (2.2%)
Bemis Co.	A	4.88	04/01/12	500,000	484,903
International Paper Co.	BBB	4.25	01/15/09	250,000	244,652
International Paper Co.	BBB	3.80	04/01/08	200,000	195,926
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	487,434

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
BASIC MATERIALS (Cont’d.)
Lubrizol Corp.	BBB-	5.88	12/01/08	200,000	201,173
Praxair, Inc.	A	2.75	06/15/08	210,000	202,752
Temple-Inland, Inc.	BBB	7.88	05/01/12	250,000	271,698
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	256,716
					2,345,254
CONSUMER, CYCLICAL (5.6%)
Belo Corporation	BBB-	8.00	11/01/08	150,000	155,622
Caterpillar Fin. Svc.	A	2.63	01/30/07	500,000	499,001
Centex Corp.	BBB	4.75	01/15/08	200,000	198,098
Comcast Cable Communications	BBB+	6.20	11/15/08	200,000	203,166
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	500,000	486,457
Daimlerchrysler	BBB	4.05	06/04/08	400,000	391,455
Dow Jones & Co.	BBB	3.88	02/15/08	150,000	146,873
Home Depot, Inc.	A+	5.40	03/01/16	250,000	244,512
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	238,706
May Dept Stores Co. (a)	BBB	4.80	07/15/09	250,000	246,011
May Dept Stores Co.	BBB	3.95	07/15/07	140,000	138,639
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	488,343
Nordstrom, Inc.	A	5.63	01/15/09	175,000	175,827
Pulte Homes, Inc.	BBB	4.88	07/15/09	250,000	246,177
RadioShack Corp.	BB	7.38	05/15/11	400,000	406,256
Scholastic Corp.	BB	5.00	04/15/13	250,000	221,794
Stanley Works (a)	A	3.50	11/01/07	250,000	245,968
Target Corp.	A+	5.38	06/15/09	1,000,000	1,005,676
Wendy's International, Inc.	BB+	6.25	11/15/11	300,000	298,931
					6,037,512
CONSUMER, NON-CYCLICAL (3.5%)
Anheuser-Busch Cos., Inc.	A	4.70	04/15/12	100,000	96,795
CVS Corp.	BBB+	6.13	08/15/16	500,000	515,898
Campbell Soup Co.	A	5.50	03/15/07	500,000	500,104
Clorox Co.	A-	4.20	01/15/10	250,000	242,519
Coca Cola Bottle Consolidated	BBB	6.38	05/01/09	200,000	204,249
Earthgrains Co.	BBB+	6.50	04/15/09	150,000	152,553
General Mills, Inc.	BBB+	3.88	11/30/07	200,000	197,004
Kroger Co.	BBB-	4.95	01/15/15	500,000	472,398
PepsiAmericas, Inc.	A	6.38	05/01/09	150,000	152,604
Safeway, Inc.	BBB-	4.13	11/01/08	500,000	488,367
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	254,617

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
CONSUMER, NON-CYCLICAL (Cont’d.)
Sara Lee Corp.	BBB+	2.75	06/15/08	200,000	192,172
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	260,457
					3,729,737
ENERGY (4.2%)
AGL Capital Corporation	BBB+	6.38	07/15/16	500,000	517,149
Anadarko Petroleum	BBB-	3.25	05/01/08	500,000	484,563
Cooper Cameron Corp.	BBB+	2.65	04/15/07	200,000	198,374
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	469,328
Dominion Resources	BBB	4.13	02/15/08	200,000	197,015
Halliburton Co.	BBB+	5.50	10/15/10	500,000	499,112
Halliburton Co.	BBB+	5.63	12/01/08	200,000	200,566
Ocean Energy, Inc.	BBB	4.38	10/01/07	450,000	446,467
Premco Refining Group	BBB	7.50	06/15/15	500,000	522,888
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	468,110
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	500,000	485,678
					4,489,250
FINANCIAL (11.7%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	242,642
American Honda Fin. (a)	A+	3.85	11/06/08	700,000	683,080
Bank of America Corp.	A+	5.75	08/15/16	500,000	510,313
Bank of America Corp.	AA-	5.38	08/15/11	250,000	251,728
Bank of Oklahoma	BBB+	7.13	08/15/07	600,000	605,538
Berkshire Hathaway Fin.	AAA	4.20	12/15/10	500,000	482,471
Brandywine Realty Tr.	BBB-	4.50	11/01/09	250,000	243,390
CIT Group, Inc.	A	5.80	07/28/11	250,000	254,240
Capital One Bank	A-	5.75	09/15/10	250,000	254,024
Capital One Bank	A-	4.88	05/15/08	200,000	198,767
Colonial Properties Tr.	BBB-	4.80	04/01/11	300,000	288,449
Developers Divers Rlty.	BBB	5.00	05/03/10	250,000	246,578
Fifth Third Bank	AA-	3.38	08/15/08	200,000	194,222
First Tennessee Bank	A-	5.75	12/01/08	200,000	201,076
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	125,000	116,754
Ford Motor Credit Co.	B	7.38	10/28/09	750,000	751,598
Franklin Resources, Inc.	A+	3.70	04/15/08	200,000	195,884
GATX Financial Corp.	BBB	5.13	04/15/10	250,000	246,715
GE Capital Corp.	AAA	5.00	01/08/16	500,000	488,641
HJ Heinz Finance	BBB	6.00	03/15/12	250,000	253,916
Household Fin. Corp.	AA-	4.13	12/15/08	200,000	196,028

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
FINANCIAL (Cont’d.)
Huntington National Bank	A-	3.13	05/15/08	200,000	194,177
IBM Corp.	A+	3.80	02/01/08	100,000	98,425
International Lease Fin. Corp.	AA-	4.50	05/01/08	200,000	197,297
JP Morgan Chase Bank	A+	5.60	06/01/11	250,000	253,153
Lehman Brothers Hldgs.	A+	5.75	07/18/11	250,000	254,887
MACK-CALI Realty LP	BBB	5.80	01/15/16	500,000	501,381
Markel Corp.	BBB-	7.00	05/15/08	150,000	152,326
Merrill Lynch	AA-	3.13	07/15/08	200,000	193,726
National City Bank	A+	3.38	10/15/07	250,000	245,730
Nationwide Hlt. Prop.	BBB-	7.60	11/20/28	350,000	378,305
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	500,000	516,297
SLM Corp.	A	4.00	01/15/09	500,000	488,897
Simon Property Grp.	A-	4.88	08/15/10	500,000	493,066
Simon Property Grp.	A-	5.38	08/28/08	200,000	199,127
Textron Financial Corp.	A-	5.13	02/03/11	250,000	248,150
Toronto-Dominion Bank	A+	6.50	08/15/08	100,000	101,810
Union Planters Corp.	A	4.38	12/01/10	250,000	243,037
Vornado Realty Trust	BBB	5.63	06/15/07	145,000	144,904
Wachovia Bank	A+	5.60	03/15/16	500,000	504,888
Wachovia Corp.	A+	3.50	08/15/08	200,000	194,449
					12,510,086
HEALTHCARE (2.1%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	506,905
Allergan, Inc. (a)	A	5.75	04/01/16	500,000	505,664
Baxter International, Inc.	A	4.63	03/15/15	250,000	235,545
Thermo Fisher Scientific, Inc.	BBB+	7.63	10/30/08	140,000	144,783
UnitedHealth Group	A	3.38	08/15/07	200,000	197,543
WellPoint, Inc.	BBB+	5.00	01/15/11	500,000	493,899
WellPoint, Inc.	BBB+	4.25	12/15/09	200,000	194,408
					2,278,747
INDUSTRIAL (3.3%)
Bunge, Ltd.	BBB-	4.38	12/15/08	200,000	195,785
Danaher Corp.	A+	6.00	10/15/08	200,000	201,492
Deluxe Corp.	BB-	3.50	10/01/07	750,000	733,125
ERP Operating LP	A-	5.38	08/01/16	500,000	494,775
FedEx Corp.	BBB	3.50	04/01/09	200,000	192,088
General Dynamics Corp.	A	3.00	05/15/08	200,000	193,652
Harley Davidson Funding (a)	A+	3.63	12/15/08	400,000	387,558

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
INDUSTRIAL (Cont’d.)
Lafarge Corp.	BBB	6.50	07/15/08	100,000	101,320
Masco Corp.	BBB+	4.80	06/15/15	500,000	456,592
Masco Corp.	BBB+	5.88	07/15/12	300,000	300,332
Raytheon Co.	BBB+	4.50	11/15/07	200,000	198,416
Union Pacific Corp.	BBB	5.75	10/15/07	120,000	120,065
					3,575,200
TECHNOLOGY (1.2%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	250,627
First Data Corp.	A	3.38	08/01/08	100,000	96,959
General Dynamics Corporation	A	4.50	08/15/10	500,000	489,382
Motorola, Inc.	A-	5.80	10/15/08	200,000	201,846
Pitney Bowes, Inc.	A+	5.75	08/15/08	200,000	201,143
					1,239,957
TELECOMMUNICATIONS (0.2%)
Nextel Communications, Inc.	BBB+	5.25	01/15/10	250,000	244,688

UTILITIES (2.5%)
Consolidated Edison, Inc.	A-	3.63	08/01/08	200,000	194,846
Duke Energy Corp.	BBB+	4.50	04/01/10	500,000	488,143
Exelon Corp.	A-	3.50	05/01/08	150,000	146,450
Kinder Morgan	BBB	5.15	03/01/15	250,000	224,325
PNM Resources, Inc.	BBB	4.40	09/15/08	135,000	132,527
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	250,000	238,591
Progress Energy, Inc.	BBB	5.95	03/01/09	200,000	202,432
Public Svc. Elec. & Gas	A-	4.00	11/01/08	200,000	195,278
Telecom de Puerto Rico	BBB+	6.80	05/15/09	500,000	510,385
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	400,000	387,572
					2,720,549

TOTAL LONG-TERM DEBT SECURITIES (Cost: $106,041,895) 97.9%					104,871,828

*Ratings as per Standard & Poor's Corporation.

SHORT-TERM DEBT SECURITIES:	Rate(%)	Maturity	Face Amount($)	Value($)
COMMERCIAL PAPER (1.0%)
Novartis Finance	5.28	01/02/07	1,060,000	1,059,534

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,059,534) 1.0%				1,059,534

TEMPORARY CASH INVESTMENTS**(Cost: $11,200) 0.0% (3)				11,200

TOTAL INVESTMENTS (Cost: $107,112,629) 98.9%				105,942,562

OTHER NET ASSETS 1.1%				1,134,474

NET ASSETS 100.0%				$107,077,036

(1) U.S. Government guaranteed security.

(a)  Rule 144a restricted security.

Abbreviations:	FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association

The total value of investments not rated or below-investment grade was $2,411,704, or 2.3 % of the Fund's total investments as of December 31, 2006.

**    The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2006

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT (4.8%)
U.S. Treasury Strip	AAA	0.00	02/15/17	15,000,000	$9,280,560
U.S. Treasury Strip	AAA	0.00	05/15/14	10,000,000	7,094,920
					16,375,480
U.S. GOVERNMENT AGENCIES (38.4%)
MORTGAGE-BACKED OBLIGATIONS (34.4%)
FHLMC	AAA	6.00	07/15/29	1,856,537	1,875,958
FHLMC	AAA	4.00	10/15/26	400,000	389,209
FNMA	AAA	5.00	09/01/35	5,505,088	5,316,494
FNMA	AAA	5.50	10/01/34	4,821,697	4,770,004
FNMA	AAA	5.50	07/01/33	4,181,562	4,138,935
FNMA	AAA	5.50	08/01/35	4,042,821	3,996,644
FNMA	AAA	5.50	03/01/24	3,917,382	3,896,522
FNMA	AAA	5.00	11/01/33	3,692,720	3,572,075
FNMA	AAA	5.00	10/01/20	3,126,096	3,073,274
FNMA	AAA	5.00	01/01/34	2,866,338	2,772,692
FNMA	AAA	6.00	04/01/33	2,671,760	2,696,143
FNMA	AAA	5.50	07/01/34	2,719,455	2,690,299
FNMA	AAA	4.50	05/01/18	2,762,897	2,671,860
FNMA	AAA	5.50	10/01/33	2,680,041	2,652,721
FNMA	AAA	4.00	05/01/19	2,635,122	2,483,450
FNMA	AAA	6.50	05/01/32	2,419,484	2,474,941
FNMA	AAA	5.00	06/01/33	2,529,459	2,446,819
FNMA	AAA	5.00	09/01/20	2,415,437	2,374,624
FNMA	AAA	6.00	01/01/37	2,355,000	2,370,946
FNMA	AAA	6.00	12/01/36	2,300,000	2,315,573
FNMA	AAA	6.00	05/01/32	2,282,844	2,303,677
FNMA	AAA	6.00	11/01/34	2,266,486	2,283,473
FNMA	AAA	5.00	04/01/35	2,349,384	2,268,899
FNMA	AAA	5.50	11/01/26	2,273,642	2,258,952
FNMA	AAA	4.50	06/01/34	2,372,327	2,226,296
FNMA	AAA	6.00	05/01/23	2,177,407	2,204,726
FNMA	AAA	5.50	09/01/33	2,221,960	2,199,310
FNMA	AAA	5.00	04/01/34	2,078,736	2,009,450
FNMA	AAA	5.50	09/01/34	2,031,070	2,009,295
FNMA	AAA	5.50	03/01/34	2,022,223	2,001,609
FNMA	AAA	5.00	09/01/18	2,014,612	1,984,967
FNMA	AAA	5.50	04/01/35	1,933,811	1,911,723
FNMA	AAA	5.50	09/01/25	1,772,169	1,761,352

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT AGENCIES (Cont'd)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA	AAA	5.00	10/01/25	1,808,997	1,760,348
FNMA	AAA	5.00	06/01/35	1,808,098	1,746,156
FNMA	AAA	4.50	06/01/19	1,771,750	1,711,268
FNMA	AAA	5.50	02/01/35	1,611,301	1,594,027
FNMA	AAA	6.00	02/25/47	1,479,845	1,493,714
FNMA	AAA	5.00	03/01/34	1,415,745	1,369,491
FNMA	AAA	4.50	12/01/18	1,402,209	1,356,006
FNMA	AAA	5.50	02/01/35	1,323,074	1,307,962
FNMA	AAA	6.50	03/01/17	1,129,210	1,156,520
FNMA	AAA	4.50	05/01/34	1,227,530	1,151,969
FNMA	AAA	6.00	01/01/25	1,098,101	1,110,848
FNMA	AAA	5.50	03/01/34	1,036,003	1,025,442
FNMA	AAA	4.50	02/01/19	1,045,753	1,010,054
FNMA	AAA	4.50	06/01/19	981,611	948,102
FNMA	AAA	5.50	09/01/34	801,844	793,247
FNMA	AAA	5.00	04/01/34	738,262	713,655
FNMA	AAA	6.50	05/01/32	696,979	712,954
FNMA	AAA	7.50	06/01/32	677,685	704,414
FNMA	AAA	4.50	05/01/19	688,006	664,519
FNMA	AAA	5.50	05/01/17	627,709	629,207
FNMA	AAA	6.00	04/01/32	614,456	620,063
FNMA	AAA	5.00	04/01/18	626,388	617,171
FNMA	AAA	6.00	04/01/32	552,744	557,789
FNMA	AAA	6.50	04/01/32	514,246	526,033
FNMA	AAA	6.00	03/01/17	478,288	485,315
FNMA	AAA	5.50	04/01/17	339,363	340,173
FNMA	AAA	5.50	05/01/17	283,381	284,057
FNMA	AAA	7.00	06/01/32	264,098	271,674
FNMA	AAA	7.50	04/01/32	231,928	241,076
FNMA	AAA	7.00	11/01/31	208,783	214,842
FNMA	AAA	7.00	09/01/31	207,832	213,863
FNMA	AAA	6.50	05/01/17	172,248	176,413
FNMA	AAA	6.50	09/01/16	170,295	174,455
FNMA	AAA	8.00	03/01/31	145,579	153,547
FNMA	AAA	8.00	04/01/32	136,030	143,553
FNMA	AAA	8.00	04/01/32	47,373	49,978
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,110,310

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT AGENCIES (Cont'd)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
GNMA (1)	AAA	6.50	12/15/31	379,455	389,961
GNMA (1)	AAA	6.50	05/15/32	127,774	131,274
GNMA (1)	AAA	6.50	04/15/31	94,389	97,002
GNMA (1)	AAA	7.00	09/15/31	85,080	87,926
GNMA (1)	AAA	7.00	05/15/32	61,942	64,006
GNMA (1)	AAA	7.00	09/15/31	36,286	37,500
					118,350,796
NON-MORTGAGE-BACKED OBLIGATION (4.0%)
AID - Sri Lanka	AAA	6.59	09/15/28	4,000,000	4,045,520
FHLMC	AAA	5.20	03/05/19	10,000,000	9,722,120
					13,767,640
BASIC MATERIALS (4.7%)
International Paper Co.	BBB	4.25	01/15/09	2,000,000	1,957,218
Lubrizol Corp.	BBB-	5.50	10/01/14	2,000,000	1,949,736
Lyondell Chemical Co.	B+	10.25	11/01/10	5,000,000	5,525,000
Monsanto Co.	A-	4.00	05/15/08	1,500,000	1,469,526
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,281,250
Worthington Industries, Inc.	BBB	6.70	12/01/09	2,000,000	2,053,730
					16,236,460
CONSUMER, CYCLICAL (11.4%)
Belo Corporation	BBB-	8.00	11/01/08	2,000,000	2,074,966
Centex Corp.	BBB-	8.75	03/01/07	2,000,000	2,008,508
Comcast Cable Communications	BBB+	6.20	11/15/08	2,000,000	2,031,662
Coors Brewing Co	BBB	6.38	05/15/12	2,000,000	2,069,628
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	2,000,000	1,945,826
Daimlerchrysler	BBB	4.05	06/04/08	1,000,000	978,637
Dow Jones & Co.	BBB	3.88	02/15/08	1,000,000	979,156
Ethan Allen Interiors (a)	A-	5.38	10/01/15	2,000,000	1,893,596
Fruit of the Loom (2)	NR	7.38	11/15/23	345,170	35
Home Depot, Inc.	A+	5.40	03/01/16	2,000,000	1,956,092
Johnson Controls, Inc.	A-	4.88	09/15/13	2,500,000	2,387,063
Kellwood, Co.	BB	7.88	07/15/09	4,000,000	4,057,396
May Dept Stores Co. (a)	BBB	4.80	07/15/09	2,000,000	1,968,090
Newell Rubbermaid	BBB+	4.63	12/15/09	2,500,000	2,441,713
Pulte Homes, Inc.	BBB	4.88	07/15/09	2,000,000	1,969,418
Quebecor World, Inc.	B+	4.88	11/15/08	1,500,000	1,451,250
RadioShack Corp.	BB	7.38	05/15/11	2,000,000	2,031,280

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
CONSUMER, CYCLICAL (Cont'd.)
Scholastic Corp.	BB	5.00	04/15/13	2,000,000	1,774,348
Stanley Works (a)	A	3.50	11/01/07	250,000	245,968
Target Corp.	A+	5.38	06/15/09	3,250,000	3,268,447
Wendy's International, Inc.	BB+	6.25	11/15/11	1,500,000	1,494,653
					39,027,732
CONSUMER, NON-CYCLICAL (3.2%)
CVS Corp.	BBB+	6.13	08/15/16	2,000,000	2,063,592
Kellogg Co.	BBB+	2.88	06/01/08	2,000,000	1,930,396
Kroger Co.	BBB-	4.95	01/15/15	2,000,000	1,889,590
PepsiAmericas, Inc.	A	6.38	05/01/09	2,000,000	2,034,718
Safeway, Inc.	BBB-	4.13	11/01/08	1,000,000	976,734
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,036,932
					10,931,962
ENERGY (3.4%)
AGL Capital Corporation	BBB+	6.38	07/15/16	500,000	517,149
Anadarko Petroleum	BBB-	3.25	05/01/08	2,000,000	1,938,250
Cooper Cameron Corp.	BBB+	2.65	04/15/07	2,000,000	1,983,744
Diamond Offshore Drilling	A-	4.88	07/01/15	2,000,000	1,877,310
Ocean Energy, Inc.	BBB	4.38	10/01/07	1,750,000	1,736,261
Premco Refining Group	BBB	7.50	06/15/15	2,000,000	2,091,550
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	1,500,000	1,457,034
					11,601,298
FINANCIAL (18.8%)
American Honda Fin. (a)	A+	3.85	11/06/08	2,000,000	1,951,656
BOAA	AAA	5.75	05/25/33	3,500,000	3,423,165
Berkley (WR) Corp.	BBB+	8.70	01/01/22	5,000,000	5,906,344
Brandywine Realty Tr.	BBB-	4.50	11/01/09	2,000,000	1,947,116
Capital One Bank	A-	5.75	09/15/10	2,000,000	2,032,194
Colonial Properties Tr.	BBB-	4.80	04/01/11	1,500,000	1,442,247
Deere Capital Corp.	A	3.90	01/15/08	2,500,000	2,465,085
Developers Divers Rlty.	BBB	5.00	05/03/10	2,000,000	1,972,620
Executive Risk, Inc.	A	7.13	12/15/07	5,000,000	5,069,060
Fairfax Fin. Hldgs.	BB	8.25	10/01/15	2,500,000	2,462,500
First Horizon MtgeTr	AAA	5.00	06/25/33	2,599,957	2,570,908
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	5,000,000	4,670,165
Ford Motor Credit Co.	B	7.38	10/28/09	3,000,000	3,006,390
GATX Financial Corp.	BBB	5.13	04/15/10	1,000,000	986,859
GMAC	BB+	0.00	12/01/12	10,000,000	6,620,070

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
FINANCIAL (Cont'd.)
HJ Heinz Finance	BBB	6.00	03/15/12	2,000,000	2,031,326
Markel Corp.	BBB-	6.80	02/15/13	1,000,000	1,038,376
Markel Corp.	BBB-	7.00	05/15/08	1,000,000	1,015,508
National City Bank	A+	3.38	10/15/07	2,250,000	2,211,570
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	1,000,000	1,032,593
SLM Corp.	A	4.00	01/15/09	2,250,000	2,200,037
Shurgard Storage Centers, Inc.	A-	7.75	02/22/11	750,000	805,465
Simon Property Group Inc. (a)	A-	7.88	03/15/16	5,000,000	5,812,270
Union Planters Bank	A+	5.13	06/15/07	2,000,000	1,998,170
					64,671,694
HEALTHCARE (2.4%)
Allergan, Inc. (a)	A	5.75	04/01/16	2,000,000	2,022,656
UnitedHealth Group	A	3.38	08/15/07	2,500,000	2,469,288
WellPoint, Inc.	BBB+	4.25	12/15/09	2,000,000	1,944,078
Wyeth	A	5.50	03/15/13	1,750,000	1,761,323
					8,197,345
INDUSTRIAL (4.8%)
Bunge, Ltd.	BBB-	5.35	04/15/14	2,000,000	1,922,218
Deluxe Corp.	BB-	3.50	10/01/07	1,500,000	1,466,250
Donnelley R.R. & Sons	BBB+	4.95	04/01/14	2,000,000	1,844,448
Lafarge Corp.	BBB	6.50	07/15/08	1,750,000	1,773,100
Masco Corp.	BBB+	5.88	07/15/12	2,000,000	2,002,216
Seariver Maritime	AAA	0.00	09/01/12	10,000,000	7,468,630
					16,476,862
TECHNOLOGY (1.2%)
Arrow Electronics	BBB-	6.88	06/01/18	2,000,000	2,066,112
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,005,018
					4,071,130
TELECOMMUNICATIONS (1.7%)
Alltel Corp.	A-	7.00	03/15/16	2,000,000	2,053,114
Nextel Communications, Inc.	BBB+	5.25	01/15/10	2,000,000	1,957,500
Verizon Global	A	4.00	01/15/08	2,000,000	1,973,238
					5,983,852
UTILITIES (2.9%)
Duke Energy Corp.	BBB+	4.50	04/01/10	750,000	732,215
Kinder Morgan	BBB	5.15	03/01/15	2,000,000	1,794,602
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	2,000,000	1,908,726
Progress Energy, Inc.	BBB	5.25	12/15/15	2,000,000	1,966,637

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
UTILITIES (Cont'd.)
Telecom de Puerto Rico	BBB+	6.80	05/15/09	1,500,000	1,531,154
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	2,000,000	1,937,857
					9,871,191

TOTAL LONG-TERM DEBT SECURITIES (Cost: $338,449,234) 97.7%					335,563,442

*Ratings as per Standard & Poor's Corporation.

SHORT-TERM DEBT SECURITIES:	Rate(%)	Maturity	Face Amount($)	Value($)
COMMERCIAL PAPER (2.1%)
Novartis Finance	5.28	01/02/07	7,270,000	7,266,801

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,266,801) 2.1%				7,266,801

TEMPORARY CASH INVESTMENTS**(Cost: $13,800) 0.0% (3)				13,800

TOTAL INVESTMENTS (Cost: $345,729,835) 99.8%				342,844,043

OTHER NET ASSETS 0.2%				645,788

NET ASSETS 100.0%				$343,489,831

Abrreviations:   FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA= Government National Mortgage Association

NR = Not Rated

(1) U.S. Government guaranteed security.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)  Less than 0.05%.

(a) Rule 144a restricted security.

The total value of investments not rated or below-investment grade was $33,170,422, or 9.7 % of the Fund's total investments as of December 31, 2006.

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at December 31, 2006 was 4.83%.

ITEM 7.                        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                        PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                  CONTROLS AND PROCEDURES.

(a)          The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                  EXHIBITS.

Attached hereto:

(a) (1) Not applicable – The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

(2) Exhibit 99.CERT                                                                 Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT                                            Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Exhibit 99.REPT                                                                                 Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: February 28, 2007

By:	/s/ JOHN R. GREED
John R. Greed
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: February 28, 2007